AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 31, 2000

                                                       REGISTRATION NO. 33-57244


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 POST-EFFECTIVE



                               AMENDMENT NO. 11 TO
                                    FORM S-6



                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                                -----------------


                          SELECT*LIFE VARIABLE ACCOUNT
                      (Exact Name of Unit Investment Trust)



                        RELIASTAR LIFE INSURANCE COMPANY
                               (Name of Depositor)



                                Stewart D. Gregg
                                     Counsel
                        ReliaStar Life Insurance Company
                           20 Washington Avenue South

                          Minneapolis, Minnesota 55401



                               -----------------


Approximate date of Proposal Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2000 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485

Title of securities being registered: Variable life contracts issued by a registered separate account.

                          SELECT*LIFE VARIABLE ACCOUNT

                              CROSS REFERENCE SHEET
                         (RECONCILIATION AND TIE SHEET)

 ITEM NUMBER OF
  FORM N-8B-2     HEADING IN THE PROSPECTUS
 --------------   -------------------------

        1         Cover Page
        2         Cover Page
        3         Not Applicable
        4         Distribution of the Policies
        5         ReliaStar Life Insurance
                  Company and the Variable Account
        6         The Variable Account
        7         Not Applicable
        8         Not Applicable
        9         Not Applicable
       10         Summary; Death Benefit; Payment and Allocation of Premiums;
                  Death Benefit Guarantee; Accumulation Value; Sales Charge
                  Refund; Policy Lapse and Reinstatement; Surrender Benefits;
                  Investments of the Variable Account; Transfers; Policy Loans;
                  Free Look and Conversion Rights; Voting Rights; General
                  Provisions; Appendix A; Appendix B
       11         Deductions and Charges; Additional Information
                  on the Investments of the Variable Account
       12         Additional Information on the Investments of the
                  Variable Account
       13         Deductions and Charges
       14         The Policies; General Provisions; Distribution of
                  the Policies
       15         Payment and Allocation of Premiums; Additional
                  Information on the Investments of the Variable
                  Account
       16         Payment and Allocation of Premiums; Surrender
                  Benefits; Additional Information on the
                  Investments of the Variable Account
       17         Surrender Benefits; Policy Loans; Free Look and
                  Conversion Rights; General Provisions
       18         The Variable Account; Additional Information on
                  the Investments of the Variable Account; Payment
                  and Allocation of Premiums
       19         Voting Rights; General Provisions
       20         Not Applicable
       21         Policy Loans

 ITEM NUMBER OF
  FORM N-8B-2     HEADING IN THE PROSPECTUS
 --------------   -------------------------

       22         Not Applicable
       23         Bonding Arrangements
       24         Definitions; General Provisions
       25         ReliaStar Life Insurance Company
       26         Not Applicable
       27         ReliaStar Life Insurance Company; Other
                  Contracts Issued by Us
       28         Management
       29         ReliaStar Life Insurance Company
       30         Not Applicable
       31         Not Applicable
       32         Not Applicable
       33         Not Applicable
       34         Not Applicable
       35         Not Applicable
       36         Not Applicable
       37         Not Applicable
       38         Distribution of the Policies
       39         Distribution of the Policies
       40         Distribution of the Policies
       41         Distribution of the Policies
       42         Management
       43         Not Applicable
       44         Additional Information on the Investments of the
                  Variable Account; Payment and Allocation of
                  Premiums; Deductions and Charges
       45         Not Applicable
       46         Additional Information on the Investments of the
                  Variable Account; Deductions and Charges
       47         Additional Information on the Investments of the
                  Variable Account
       48         ReliaStar Life Insurance Company; State
                  Regulation
       49         Not Applicable
       50         The Variable Account
       51         Cover Page; The Policies; Death Benefit; Payment
                  and Allocation of Premiums; Deductions and Charges; Policy Lapse and Reinstatement;
                  General Provisions; Free Look and Conversion
                  Rights

 ITEM NUMBER OF
  FORM N-8B-2     HEADING IN THE PROSPECTUS
 --------------   -------------------------

       52         Additional Information on the Investments of the
                  Variable Account
       53         Federal Tax Matters
       54         Not Applicable
       55         Not Applicable
       56         Not Applicable
       57         Not Applicable
       58         Not Applicable
       59         Financial Statements

                                [LOGO] RELIASTAR

                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401

                           ---------------------------

                                 SELECT*LIFE II

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                    ISSUED BY
                          SELECT*LIFE VARIABLE ACCOUNT
                                       OF
                        RELIASTAR LIFE INSURANCE COMPANY

     ReliaStar Life Insurance Company is offering the flexible premium variable life insurance policy (Select*Life II) described in this prospectus. ReliaStar designed the Policy to provide (1) a death benefit payable if the insured person dies before age 95; and (2) maximum flexibility regarding premium payments and death benefits. Subject to certain restrictions, Policy owners may:

     *    vary the frequency and amount of premium payments;

     * increase or decrease the level of death benefits payable under the Policy; and

     *    allocate premiums to:

          -- the Fixed Account, an account that provides a minimum specified rate of interest; and

          -- Sub-Accounts of Select*Life Variable Account, a variable account allowing you to invest in certain portfolios of the following
               Funds:


AIM Variable Insurance Funds, Inc.               Neuberger Berman Advisers Management Trust
The Alger American Fund                          OCC Accumulation Trust
Fidelity Variable Insurance Products Fund        Pilgrim Variable Products Trust
Fidelity Variable Insurance Products Fund II     Putnam Variable Trust
Janus Aspen Series


     If you allocate net premiums to Sub-Accounts of Select*Life Variable Account, the amount of the Policy's death benefit may, and the total value attributed to a Policy will, vary to reflect the investment performance of the Sub-Accounts you select.

     The Policy's primary purpose is to provide insurance protection for the beneficiary. ReliaStar does not claim that investing in the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

     Generally, the Policy will remain in force as long as the cash surrender value (that is, the amount that ReliaStar would pay if you surrender the Policy) is sufficient to pay certain monthly charges. However, under certain circumstances the Policy provides a death benefit guarantee that allows the Policy to remain in force without regard to the cash surrender value (See "Death Benefit Guarantee").

     INTERESTS IN THE POLICIES AND SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED BY A BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     Please read this prospectus carefully and keep it for future reference. Call 1-800-456-6965 to obtain a current prospectus for any of the Funds. A current prospectus for each of the Funds must accompany this prospectus and should be read in conjunction with this prospectus.


THE DATE OF THIS PROSPECTUS IS MAY 1, 2000.

DEFINITIONS.................................................................  5

PART 1. SUMMARY

The Policy..................................................................  7
Free Look Rights............................................................  8
Premium Payments............................................................  8
The Variable Account........................................................  8
The Fixed Account...........................................................  8
The Funds...................................................................  8
Charges Against the Accumulation Value...................................... 11

Charge Upon Lapse or Total Surrender of the Policy.......................... 12
Surrenders.................................................................. 12
Partial Withdrawals......................................................... 12

Loans....................................................................... 12
Transfers................................................................... 12

Death Benefit Overview...................................................... 13
Adjusting the Death Benefit................................................. 13
Death Benefit Guarantee..................................................... 13
Lapse....................................................................... 13

Taxation of Death Benefit Proceeds.......................................... 13
Taxation of the Policy...................................................... 13

PART 2. DETAILED INFORMATION


ReliaStar Life Insurance Company............................................ 14
The Policies................................................................ 14
Deductions and Charges...................................................... 14

Premium Expense Charge...................................................... 14
 Sales Charge............................................................... 14
 Premium Tax Charge......................................................... 14

 Premium Processing Charge.................................................. 15
Monthly Deduction........................................................... 15
 Cost of Insurance.......................................................... 15

 Monthly Administrative Charge.............................................. 15
 Monthly Mortality and Expense Risk Charge.................................. 15
 Optional Insurance Benefit Charges......................................... 15

Surrender Charge............................................................ 16
 General.................................................................... 16
 Contingent Deferred Administrative Charge.................................. 16
 Contingent Deferred Sales Charge........................................... 16

Partial Withdrawal and Transfer Charges..................................... 17
Modification of Charges..................................................... 17

Investment Advisory Fees and Other Fund Expenses............................ 18
Fund Expenses............................................................... 19

Sales Charge Refund......................................................... 20
 Initial Face Amount........................................................ 20

 Requested Increases in Face Amount......................................... 21

 Effect of Sales Charge Refund.............................................. 21

The Variable Account........................................................ 21
Investments of the Variable Account......................................... 22
Performance Information..................................................... 22
Death Benefit............................................................... 22
Death Benefit Options....................................................... 23
 Level Amount Option........................................................ 23
 Illustration of Level Amount Option........................................ 23
 Variable Amount Option..................................................... 24
 Illustration of Variable Amount Option..................................... 24

Which Death Benefit Option to Choose........................................ 24
Requested Changes in Face Amount............................................ 24
 Increases.................................................................. 24

 Decreases.................................................................. 25
 Effect of Requested Changes in Face Amount................................. 25

Insurance Protection........................................................ 26

Changing the Death Benefit Option........................................... 26

Accelerated Benefit Rider................................................... 27
Payment and Allocation of Premiums.......................................... 27
Issuing the Policy.......................................................... 27

 Coverage................................................................... 27

 Minimum Initial Premium.................................................... 28
Allocating Premiums......................................................... 28
 Temporary Insurance........................................................ 28
 Crediting Net Premiums..................................................... 28
 Refunding Premiums......................................................... 28
Amount and Timing of Premiums............................................... 29
Planned Periodic Premiums................................................... 29

Paying Premiums by Mail..................................................... 29

Death Benefit Guarantee..................................................... 30
Requirements for the Death Benefit Guarantee................................ 30
Accumulation Value.......................................................... 31
Illustration of Policy Benefits............................................. 31
Specialized Uses of the Policy.............................................. 32
Policy Lapse and Reinstatement.............................................. 32
 Lapse...................................................................... 32
 Reinstatement.............................................................. 33
Surrender Benefits.......................................................... 33
Total Surrender............................................................. 33
Partial Withdrawal.......................................................... 33
 Effect of Partial Withdrawals.............................................. 33
Transfers................................................................... 34
 Telephone/Fax Instructions................................................. 34
 Dollar Cost Averaging Service.............................................. 35
 Portfolio Rebalancing Service.............................................. 35
 Transfer Limits............................................................ 35
 Transfer Charges........................................................... 36
Policy Loans................................................................ 36
 General.................................................................... 36
 Immediate Effect of Policy Loans........................................... 36
 Effect on Investment Performance........................................... 37
 Effect on Policy Coverage.................................................. 37
 Interest................................................................... 37
 Repayment of Loan Amount................................................... 37
 Tax Considerations......................................................... 37
Free Look and Conversion Rights............................................. 37
Free Look Rights............................................................ 37
 Cancellation............................................................... 38
Conversion Rights........................................................... 38
 General Option............................................................. 38
 Connecticut and New Jersey................................................. 38
Additional Information on the Investments of the Variable Account........... 39
Investment Limits........................................................... 39
Addition, Deletion, or Substitution of Investments.......................... 39
Voting Rights............................................................... 40
 Disregarding Voting Instructions........................................... 40
Paid-Up Life Insurance Option............................................... 40
General Provisions.......................................................... 41
Ownership................................................................... 41
Proceeds.................................................................... 41
Beneficiary................................................................. 41
Postponement of Payments.................................................... 41
Settlement Options.......................................................... 42
 Interest on Settlement Options............................................. 42
Incontestability............................................................ 42
Misstatement of Age and Sex................................................. 42
Suicide..................................................................... 43

Termination................................................................. 43
Amendment................................................................... 43
Reports..................................................................... 43
 Annual Statement........................................................... 43
 Projection Report.......................................................... 43
 Other Reports.............................................................. 43
Dividends................................................................... 43
Collateral Assignment....................................................... 44
Optional Insurance Benefits................................................. 44
 Accelerated Benefit Rider.................................................. 44
 Accidental Death Benefit Rider............................................. 44
 Additional Insured Rider................................................... 44
 Waiver of Monthly Deduction Rider.......................................... 44
 Children's Insurance Rider................................................. 44
 Cost of Living Increase Rider.............................................. 44
 Waiver of Specified Premium Rider.......................................... 44
Federal Tax Matters......................................................... 44
Introduction................................................................ 44
Tax Status of the Policy.................................................... 44
Tax Treatment of Policy Benefits............................................ 45
 In General................................................................. 45
 Modified Endowment Contracts............................................... 45
 Distributions from Modified Endowment Contracts............................ 45
 Distributions from Policies that are not Modified Endowment Contracts...... 45
 Policy Loans............................................................... 46
 Multiple Policies.......................................................... 46
Taxation of ReliaStar Life Insurance Company................................ 46
Possible Changes in Taxation................................................ 46
Other Considerations........................................................ 46
Legal Developments Regarding Employment -- Related Benefit Plans............ 46
Distribution of the Policies................................................ 47
Management.................................................................. 47
 Directors and Officers..................................................... 47
State Regulation............................................................ 50
Massachusetts and Montana Residents......................................... 51
Legal Proceedings........................................................... 51
Bonding Arrangements........................................................ 51
Legal Matters............................................................... 51
Experts..................................................................... 51
Registration Statement Contains Further Information......................... 51
Financial Statements........................................................ 52

Appendices..................................................................A-1










THE POLICY MAY NOT BE AVAILABLE IN ALL JURISDICTIONS. THIS PROSPECTUS CONSTITUTES AN OFFERING OR SOLICITATION ONLY IN THOSE JURISDICTIONS WHERE SUCH OFFERING OR SOLICITATION MAY LAWFULLY BE MADE.

RELIASTAR HAS NOT AUTHORIZED ANY PERSON TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS REGARDING THE POLICY OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE ACCOMPANYING FUND PROSPECTUSES. DO NOT RELY UPON ANY SUCH INFORMATION OR REPRESENTATIONS.

DEFINITIONS

ACCUMULATION VALUE. The total value attributable to a specific Policy, which equals the sum of the Variable Accumulation Value (the total of the values in each Sub-Account of the Variable Account) and the Fixed Accumulation Value (the value in the Fixed Account). See "Accumulation Value" at page 31 and Appendix B.


AGE. The Insured's age at the last birthday determined as of the beginning of each Policy Year.

CASH SURRENDER VALUE. The Accumulation Value less any Surrender Charge, Loan
     Amount and unpaid Monthly Deductions.

CASH VALUE. The Accumulation Value less any Surrender Charge.

CODE. Internal Revenue Code of 1986, as amended.


DEATH BENEFIT. The amount determined under the applicable Death Benefit Option.
     We will reduce the proceeds payable to the beneficiary upon the Insured's death by any Loan Amount and any unpaid Monthly Deductions. See "Death Benefit" at page 22.

DEATH BENEFIT GUARANTEE. A feature of the Policy guaranteeing that the Policy will not lapse during the Death Benefit Guarantee Period specified in your Policy if, on each Monthly Anniversary, the total premiums paid on the Policy, less any partial withdrawals and any Loan Amount, equals or exceeds the total required Minimum Monthly Premium payments specified in your Policy. See "Death Benefit Guarantee" at page 30.

DEATH BENEFIT OPTION. Either of two death benefit options available under the Policy (the Level Amount Option and the Variable Amount Option). See "Death Benefit -- Death Benefit Options" at page 23.

FACE AMOUNT. The minimum Death Benefit under the Policy as long as the Policy remains in force. See "Death Benefit" at page 22.


FIXED ACCOUNT. ReliaStar Life Insurance Company's assets other than those allocated to the Variable Account or any other separate account. See Appendix A.


FIXED ACCUMULATION VALUE. The value attributable to a specific Policy based on amounts in the Fixed Account. Unlike the Variable Accumulation Value, the Fixed Accumulation Value will not reflect the investment performance of the Funds. See "Accumulation Value" at page 31 and Appendix B.

FUNDS. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests. See "Summary" at page 7 and "Investments of the Variable Account" at page 22.


INSURED. The person upon whose life we issue the Policy.

ISSUE DATE. The date insurance coverage under a Policy begins.


LOAN AMOUNT. The sum of all unpaid Policy loans including unpaid interest due thereon. See "Policy Loans" at page 36.

MINIMUM MONTHLY PREMIUM. A monthly premium amount that we determine when we issue the Policy. See "Death Benefit Guarantee" at page 30.


MONTHLY ANNIVERSARY. The same date in each succeeding month as the Policy Date.
     If the Monthly Anniversary falls on a date other than a Valuation Date, then the Monthly Anniversary will be the next Valuation Date. The first Monthly Anniversary is on the Policy Date.


MONTHLY DEDUCTION. A monthly charge that we deduct from the Accumulation Value of the Policy. See "Deductions and Charges -- Monthly Deduction" at page 15.


NET PREMIUM. The premium you pay less a Premium Expense Charge.


PLANNED PERIODIC PREMIUM. The scheduled premium you select of a level amount at a fixed interval. The Policy will show the initial Planned Periodic Premium you select. See "Payment and Allocation of Premiums -- Planned Periodic Premiums" at page 29.


POLICY. Select*Life II, the flexible premium variable life insurance policy described in this Prospectus.

POLICY ANNIVERSARY. The same date in each succeeding year as the Policy Date. If the Policy Anniversary falls on a date other than a Valuation Date, the Policy Anniversary will be the next Valuation Date.

POLICY DATE. The date shown on your Policy that ReliaStar uses to determine
     Policy Years, Policy Months, Monthly Anniversaries, and Policy
     Anniversaries.

POLICY MONTH. A one-month period beginning on a Monthly Anniversary.

POLICY YEAR. A 12-month period beginning on a Policy Anniversary.


PREMIUM EXPENSE CHARGE. An amount (currently 5%) ReliaStar deducts from each premium payment resulting in the Net Premium. See "Deductions and Charges -- Premium Expense Charge" at page 14.


RATE CLASS. A group of Insureds we determine based on our expectation that they will have similar mortality experience.


SALES CHARGE REFUND. An amount we designate as a Sales Charge Refund may exist during the first two Policy Years or during any 24-month period following a requested increase in Face Amount. See "Sales Charge Refund" at page 20.


SEC. Securities and Exchange Commission.

SIGNATURE GUARANTEE. A guarantee of your signature by a member firm of the New
     York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank which is a member of the Federal Deposit Insurance Corporation, or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. that has entered into an appropriate agreement with us.

SUB-ACCOUNT. A sub-division of the Variable Account that invests exclusively in the shares of a specified Fund.


SURRENDER CHARGE. A charge imposed upon total surrender or lapse of the Policy during the first 15 Policy Years and the first 15 years following any requested increase in Face Amount. See "Deductions and Charges -- Surrender Charge" at page 16.


SURRENDER CHARGE GUIDELINE. An amount used in calculating Sales Charge Refunds
     (see "Sales Charge Refund" at page 20) and in calculating the sales charge on requested increases in Face Amount (see "Deductions and Charges -- Surrender Charge -- Contingent Deferred Sales Charge Calculation" at page
     16).

UNIT VALUE. The unit measure by which we determine the value of the Policy's interest in each Sub-Account. See Appendix B.

VALUATION DATE. Each day the New York Stock Exchange is open for business except for days that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on week-ends and on the following holidays: New Year's Day; Rev. Dr. Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; July Fourth; Labor Day; Thanksgiving Day; and Christmas Day. See Appendix B.

VALUATION PERIOD. The period beginning at the close of business on a Valuation
     Date and ending at the close of business on the next Valuation Date. See Appendix B.

VARIABLE ACCOUNT. Select*Life Variable Account, a separate investment account we established to receive and invest Net Premiums paid under the Policy and other variable life insurance policies we issue. See "The Variable Account" at page 21.


VARIABLE ACCUMULATION VALUE. The value attributable to a specific Policy based on amounts in the Variable Account. See "Accumulation Value" at page 31 and Appendix B.


WE, US, OUR, THE COMPANY, OR RELIASTAR.  ReliaStar Life Insurance Company.

YOU, YOUR. The Policy owner as designated in the application for the Policy or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policy owner. A collateral assignee is not the Policy owner.

PART 1. SUMMARY

     This is a brief summary of the Policy's features. Please read the entire Prospectus and the Policy for more detailed information.

THE POLICY

     Select*Life II is a flexible premium variable life insurance contract with death benefits, cash values, and other features of traditional life insurance contracts. The Policies are:

     * "FLEXIBLE PREMIUM" because you do not have to pay premiums according to a fixed schedule; and

     * "VARIABLE" because Accumulation Values and, under certain circumstances, the Death Benefit will increase and decrease based on the investment performance of the Funds corresponding to the Sub-Accounts to which you allocate your premium payments.

     Under current Federal tax law, as long as the Policy qualifies as life insurance, Accumulation Value increases will be subject to the same Federal income tax treatment as traditional life insurance cash values. Therefore, any increases should accumulate on a tax deferred basis until you request a distribution. See "Federal Tax Matters -- Tax Status of the Policy." The following chart outlines the various features, charges, and expenses of the Policies. Additional, detailed information pertaining to charges and expenses is contained in this Summary and in "Deductions and Charges."


                            HOW SELECT*LIFE II WORKS

                                  [FLOW CHART]

                                PREMIUM PAYMENTS

                                     MINUS

                            PREMIUM EXPENSE CHARGES

                        Invested in Variable Sub-Accounts
                                or Fixed Account

                 Variable Sub-Accounts         Fixed Account

   AIM                  Alger          Fidelity(R)             Janus
       Neuberger Berman        OpCap                Pilgrim             Putnam

                                      PLUS

                                INVESTMENT RETURN
                             (Net of Fund Expenses)

                                      MINUS

                               MONTHLY DEDUCTIONS
* Monthly Administrative Charge              * Mortality and Expense Risk Charge
* Cost of Insurance                          * Optional Benefit Charges

                                      MINUS

                               PARTIAL WITHDRAWALS

                                     EQUALS

                               ACCUMULATION VALUE
                            (Provides Living Benefits
                               and Death Benefits)

         LIVING BENEFITS                                 DEATH BENEFITS

       ACCUMULATION VALUE                              ACCUMULATION VALUE

             MINUS                                            PLUS

        SURRENDER CHARGE                               NET AMOUNT AT RISK

            EQUALS                                           EQUALS

         CASH VALUE                                      DEATH BENEFIT

             MINUS                                            MINUS

         POLICY LOAN                                       POLICY LOAN

           EQUALS                                            EQUALS

    CASH SURRENDER VALUE                              DEATH BENEFIT PROCEEDS

FREE LOOK RIGHTS          *   If you return the Policy to us by (1) midnight of
                              the 20th day after you receive it, (2) midnight of the 20th day after a written Notice of Right of Withdrawal is mailed or delivered to you, or (3) midnight of the 45th day after the date of your application for the Policy is signed, we will send you a refund of all premiums paid unless otherwise stipulated by state law. See "Free Look and Conversion Rights -- Free Look Rights."
                          *   Certain states may allow a longer period of time
                              for the free look period and refund a different amount.

PREMIUM PAYMENTS          *   You choose when to pay and how much to pay.
                          *   We may refuse to accept any premium less than $25.
                          *   You cannot pay additional premiums after Age 95.
                          *   We may refuse any premium that would disqualify
                              your Policy as life insurance under Section 7022 of the Code.
                          *   You may be required to pay premiums to maintain
                              the Death Benefit Guarantee in order to keep the Policy in force during at least the first several
                              Policy Years. See "Death Benefit Guarantee" and
                              "Payment and Allocation of Premiums -- Amount and
                              Timing of Premiums."
                          *   We deduct a Premium Expense Charge (5.00% of each
                              premium payment) and credit the remaining premium
                              (the Net Premium) to the Variable Account or the
                              Fixed Account according to your instructions. See
                              "Deductions and Charges -- Premium Expense
                              Charge."

THE VARIABLE ACCOUNT      *   Select*Life Variable Account is one of our
(Select*Life Variable         separate accounts and consists of several
Account)                      Sub-Accounts. We only invest premiums from our
                              variable life insurance policies in the Variable
                              Account.
                          *   We invest any Net Premiums you allocate to each
                              Sub-Account in shares of the Fund related to that Sub-Account.
                          *   Variable Accumulation Value will vary with the
                              investment performance of the Funds and the charges deducted from the Variable Accumulation
                              Value. See "Accumulation Value."


THE FIXED ACCOUNT         *   Consists of all of our assets other than those in
                              our separate accounts (including the Variable
                              Account).
                          *   We credit interest of at least 4% per year on any
                              amounts you allocate to the Fixed Account.
                          *   We may, in our sole discretion, credit interest in
                              excess of 4%. See Appendix A, "The Fixed Account."


THE FUNDS                 *   You can instruct ReliaStar to place your Net
                              Premium in or transfer to up to 17 of 34 investment portfolios over the lifetime of your Policy.

     The following chart lists the currently available Funds and outlines certain of their important characteristics.

                                INVESTMENT FUNDS


                                              ADVISER/
     FUND GROUP            FUND              SUBADVISER       MONEY MARKET   FIXED INCOME   GROWTH & INCOME
=================== ================== ===================== ============== ============== =================
        AIM         AIM V.I. Dent             A I M
      Variable       Demographic         Advisors, Inc./
 Insurance Funds,    Trends Fund       H.S. Dent Advisors,
        Inc.                                   Inc.
    Houston, TX
============================================================================================================
       Alger        Alger American          Fred Alger
      American          Growth           Management, Inc.
  New York, N.Y.       Portfolio
                    ----------------------------------------------------------------------------------------
                      Alger American        Fred Alger
                       Leveraged         Management, Inc.
                    All Cap Portfolio
                    ----------------------------------------------------------------------------------------
                      Alger American        Fred Alger
                          MidCap         Management, Inc.
                          Growth
                        Portfolio
                    ----------------------------------------------------------------------------------------
                      Alger American        Fred Alger
                          Small          Management, Inc.
                      Capitalization
                        Portfolio

============================================================================================================
      Fidelity             VIP         Fidelity Management                                         X
   Investments(R)     Equity-Income     & Research Company
   Boston, Mass.        Portfolio
                    ----------------------------------------------------------------------------------------
                        VIP Growth     Fidelity Management
                        Portfolio      & Research Company
                    ----------------------------------------------------------------------------------------
                           VIP         Fidelity Management                        X
                        High Income    & Research Company
                        Portfolio



                    ----------------------------------------------------------------------------------------
                           VIP          Fidelity Management        X
                       Money Market     & Research Company
                        Portfolio



                    ----------------------------------------------------------------------------------------
                           VIP II       Fidelity Management
                       Contrafund(R)     & Research Company
                        Portfolio



                    ----------------------------------------------------------------------------------------
                          VIP II        Fidelity Management                                        X
                        Index 500       & Research Company
      Fidelity          Portfolio
   Investments(R)   ----------------------------------------------------------------------------------------
  is a registered         VIP II        Fidelity Management                       X
    trademark of        Investment      & Research Company
     FMR Corp.          Grade Bond
                        Portfolio
============================================================================================================

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                               PRIMARY
     FUND GROUP      INTERNATIONAL   BALANCED   GROWTH   AGGRESSIVE GROWTH         OBJECTIVE(S)               INVESTMENTS
=================== =============== ========== ======== ================== ========================== ========================
        AIM                                                                    Long-term growth       Securities of companies
      Variable                                     X                              of capital             that are likely to
 Insurance Funds,                                                                                             benefit
        Inc.                                                                                               from changing
    Houston, TX                                                                                        demographic, economic
                                                                                                        and lifestyle trends
==============================================================================================================================
       Alger                                                                  Long-term capital         Equity securities of
      American                                     X                             appreciation             large companies
  New York, N.Y.
                    ----------------------------------------------------------------------------------------------------------
                                                                 X            Long-term capital         Equity securities of
                                                                                 appreciation          companies of any size

                    ----------------------------------------------------------------------------------------------------------
                                                   X                          Long-term capital          Equity securities
                                                                                 appreciation           within the range of
                                                                                                         S&P(R) MidCap 400
                                                                                                               Index
                    ----------------------------------------------------------------------------------------------------------
                                                                 X            Long-term capital          Equity securities
                                                                                 appreciation           within the range of
                                                                                                       Russell(R) 2000 Growth
                                                                                                       or S&P(R) SmallCap 600
                                                                                                              Indexes
==============================================================================================================================
      Fidelity                                                                Reasonable income;          Income-producing
   Investments(R)                                                          also considers potential    equity securities and
   Boston, Mass.                                                           for capital appreciation       debt obligations
                    ----------------------------------------------------------------------------------------------------------
                                                   X                         Capital appreciation          Common stocks

                    ----------------------------------------------------------------------------------------------------------
                                                                              High current income      Income-producing debt
                                                                                                       securities, preferred
                                                                                                       stocks and convertible
                                                                                                        securities, with an
                                                                                                         emphasis on lower-
                                                                                                      quality debt securities
                    ----------------------------------------------------------------------------------------------------------
                                                                              High current income     U.S. dollar-denominated
                                                                                consistent with             money market
                                                                                preservation of              securities
                                                                                    capital
                    ----------------------------------------------------------------------------------------------------------
                                                   X                         Capital appreciation          Securities of
                                                                                                          companies whose
                                                                                                         value the adviser
                                                                                                          believes is not
                                                                                                          fully recognized
                                                                                                           by the public
                    ----------------------------------------------------------------------------------------------------------
                                                                               Total return that          Common stocks of
                                                                            corresponds to that of            S&P 500
      Fidelity                                                                   S&P 500 Index
   Investments(R)   ----------------------------------------------------------------------------------------------------------
  is a registered                                                             High current income         Investment-grade
    trademark of                                                                consistent with          intermediate fixed
     FMR Corp.                                                              preservation of capital      income securities

==============================================================================================================================

                                           ADVISER/
    FUND GROUP           FUND             SUBADVISER      MONEY MARKET   FIXED INCOME   GROWTH & INCOME
================= ================== =================== ============== ============== =================
      Janus          Aspen Series           Janus
   Denver, Co.        Aggressive           Capital
                       Growth            Corporation
                     Portfolio
                  --------------------------------------------------------------------------------------
                     Aspen Series           Janus
                       Growth              Capital
                     Portfolio           Corporation
                  --------------------------------------------------------------------------------------
                     Aspen Series           Janus
                     International         Capital
                        Growth           Corporation
                      Portfolio
                  --------------------------------------------------------------------------------------
                     Aspen Series           Janus
                       Worldwide           Capital
                        Growth           Corporation
                      Portfolio
========================================================================================================
     Neuberger         Advisers        Neuberger Berman                        X
      Berman          Management       Management Inc./
 New York, N.Y.      Trust Limited    Neuberger Berman,
                     Maturity Bond           LLC
                      Portfolio


                  --------------------------------------------------------------------------------------
                       Advisers        Neuberger Berman
                      Management       Management Inc./
                    Trust Partners    Neuberger Berman,
                      Portfolio              LLC
                  --------------------------------------------------------------------------------------
                       Advisers        Neuberger Berman
                      Management       Management Inc./
                    Trust Socially    Neuberger Berman,
                      Responsive             LLC
                      Portfolio
========================================================================================================
       OCC         OCC Accumulation         OpCap
 New York, N.Y.      Trust Equity          Advisors
                      Portfolio
                  --------------------------------------------------------------------------------------
                   OCC Accumulation         OpCap
                     Trust Global          Advisors
                   Equity Portfolio
                  --------------------------------------------------------------------------------------
                   OCC Accumulation         OpCap
                     Trust Managed         Advisors
                      Portfolio
                  --------------------------------------------------------------------------------------
                   OCC Accumulation         OpCap
                     Trust Small           Advisors
                    Cap Portfolio
========================================================================================================

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                         PRIMARY
    FUND GROUP     INTERNATIONAL   BALANCED   GROWTH   AGGRESSIVE GROWTH       OBJECTIVE(S)             INVESTMENTS
================= =============== ========== ======== ================== ====================== =========================
      Janus                                                   X            Long-term growth of  Nondiversified portfolio
   Denver, Co.                                                                   capital            of common stocks


                  -------------------------------------------------------------------------------------------------------
                                                 X                          Long-term capital      Diversified common
                                                                                 growth                  stocks

                  -------------------------------------------------------------------------------------------------------
                         X                                                  Long-term capital      Foreign issuers of
                                                                                 growth               common stocks


                  -------------------------------------------------------------------------------------------------------
                         X                                                  Long-term capital     Foreign and domestic
                                                                                 growth               common stocks


=========================================================================================================================
     Neuberger                                                              Highest available           Short to
      Berman                                                                 current income         intermediate-term
 New York, N.Y.                                                              consistent with      investment-grade debt
                                                                            liquidity and low          securities
                                                                           risk to principal;
                                                                            total return is a
                                                                             secondary goal
                  -------------------------------------------------------------------------------------------------------
                                                 X                          Growth of Capital       Common stocks of
                                                                                                    medium- to large-
                                                                                                     capitalization
                                                                                                        companies
                  -------------------------------------------------------------------------------------------------------
                                                 X                              Long-term           Common stocks of
                                                                             capital growth          medium to large
                                                                                                     capitalization
                                                                                                        companies

=========================================================================================================================
       OCC                                       X                          Long-term capital         Securities of
 New York, N.Y.                                                               appreciation             undervalued
                                                                                                        companies
                  -------------------------------------------------------------------------------------------------------
                         X                                                  Long-term capital     Global investments in
                                                                              appreciation          equity securities

                  -------------------------------------------------------------------------------------------------------
                                      X                                     Growth of capital        Common stocks,
                                                                                                     bonds and cash
                                                                                                       equivalents
                  -------------------------------------------------------------------------------------------------------
                                                              X            Capital appreciation    Equity securities of
                                                                                                     companies under
                                                                                                       $1 billion
=========================================================================================================================

                                              ADVISER/
     FUND GROUP             FUND             SUBADVISER        MONEY MARKET   FIXED INCOME   GROWTH & INCOME
==================== ================= ====================== ============== ============== =================
       Pilgrim          Pilgrim VP     Pilgrim Investments,
                          Growth               Inc.
     Phoenix, AZ      Opportunities
                        Portfolio
                     ----------------------------------------------------------------------------------------
                        Pilgrim VP     Pilgrim Investments,
                      Growth + Value   Inc./Navellier Fund
                        Portfolio        Management, Inc.

                     ----------------------------------------------------------------------------------------
                        Pilgrim VP     Pilgrim Investments,                        X
                        High Yield             Inc.
                        Portfolio
                     ----------------------------------------------------------------------------------------
                        Pilgrim VP     Pilgrim Investments,
                      International       Inc./Brandes
                     Value Portfolio       Investment
                                         Partners, L.P.
                     ----------------------------------------------------------------------------------------
                        Pilgrim VP     Pilgrim Investments,
                         MagnaCap              Inc.
                        Portfolio

                     ----------------------------------------------------------------------------------------
                        Pilgrim VP     Pilgrim Investments,
                          MidCap               Inc.
                      Opportunities
                        Portfolio
                     ----------------------------------------------------------------------------------------
                       Pilgrim VP      Pilgrim Investments,
                        Research        Inc. /J.P. Morgan
                        Enhanced            Investment
                     Index Portfolio      Management Inc.
                     ----------------------------------------------------------------------------------------
                        Pilgrim VP     Pilgrim Investments,
                         SmallCap              Inc.
                      Opportunities
                        Portfolio
=============================================================================================================
        Putnam            Putnam         Putnam Investment                                          X
 Investments, Inc.    VT Growth and      Management, Inc.
                       Income Fund
                     Class IA Shares
                     ----------------------------------------------------------------------------------------
    Boston, Mass.         Putnam         Putnam Investment
                          VT New         Management, Inc.
                      Opportunities
                      Fund Class IA
                          Shares
                     ----------------------------------------------------------------------------------------
                         Putnam          Putnam Investment
                     VT Voyager Fund     Management, Inc.
                     Class IA Shares
=============================================================================================================

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                             PRIMARY
     FUND GROUP       INTERNATIONAL   BALANCED   GROWTH   AGGRESSIVE GROWTH        OBJECTIVE(S)             INVESTMENTS
==================== =============== ========== ======== ================== ======================== =======================
       Pilgrim                                     X                          Long-term capital          Common stocks of
                                                                                   growth             large cap, mid cap or
     Phoenix, AZ                                                                                       small cap companies
                     -------------------------------------------------------------------------------------------------------
                                                                 X           Capital appreciation       Equity securities
                                                                             from investing in a
                                                                            diversified portfolio
                                                                             of equity securities
                     -------------------------------------------------------------------------------------------------------
                                                                            High current yield and       High-yield bonds
                                                                             capital appreciation

                     -------------------------------------------------------------------------------------------------------
                             X                                                 Long-term capital      International equities
                                                                                 appreciation


                     -------------------------------------------------------------------------------------------------------
                                                   X                            Capital growth            Common stocks



                     -------------------------------------------------------------------------------------------------------
                                                   X                           Long-term capital         Common stocks of
                                                                                 appreciation               mid-sized
                                                                                                          U.S. companies

                     -------------------------------------------------------------------------------------------------------
                                                   X                           Long-term capital          Common stocks
                                                                                 appreciation


                     -------------------------------------------------------------------------------------------------------
                                                   X                           Long-term capital          Common stocks
                                                                                 appreciation


============================================================================================================================
        Putnam                                                                 Capital growth &           Common stocks
 Investments, Inc.                                                              current income


                     -------------------------------------------------------------------------------------------------------
    Boston, Mass.                                                              Long-term capital          Common stocks
                                                   X                             appreciation



                     -------------------------------------------------------------------------------------------------------
                                                                 X           Capital appreciation         Common stocks


============================================================================================================================


     For each Fund's expenses, see "Investment Advisory Fees and Other Fund Expenses".

CHARGES AGAINST THE ACCUMULATION VALUE

     The Accumulation Value of the Policy is subject to the Monthly Deduction charges. We will deduct the Monthly Deduction each month from both the Fixed Accumulation Value and the Variable Accumulation Value on a proportionate basis depending on their relative Accumulation Values at that time. See "Deductions and Charges -- Monthly Deduction".

The Monthly Deduction includes:

     * A charge for the cost of insurance -- varies based on the Insured's sex, Age, Rate Class and Face Amount.

     * Monthly Administrative Charge -- currently $8.25 per month and guaranteed not to exceed $12.00 per month.

     * Monthly Mortality and Expense Risk Charge -- currently equal to 1/12 of .90% of the Variable Accumulation Value during the first 10 Policy Years. Beginning on Policy Year 11 and each year thereafter, this monthly charge will be 1/12 of .45% guaranteed not to exceed 1/12 of .90% of the Variable Accumulation Value.

     * Any charges for optional insurance benefits -- vary depending upon the benefit(s) selected.

CHARGE UPON LAPSE OR TOTAL SURRENDER OF THE POLICY

     * We assess a Surrender Charge if your Policy lapses or if you surrender the Policy during the first 15 Policy Years (or during the first 15 years following a Face Amount increase).

     * We will determine the maximum Surrender Charge for the initial Face Amount and any requested increases in Face Amount on the Policy Date and on the effective date of any such requested increase.

     * The Surrender Charge includes both the Contingent Deferred Administrative Charge and the Contingent Deferred Sales Charge.

     * The Contingent Deferred Administrative Charge is a maximum of $5.00 per $1,000 Face Amount during the first five years of the relevant 15 year period and decreases thereafter in equal monthly increments.

     * The Contingent Deferred Sales Charge for the initial Face Amount will depend on the initial Face Amount, the Insured's Age on the Policy Date, and the Insured's sex.

     * You do not pay the Surrender Charge if the Policy remains in force during the entire relevant 15-year period. See "Deductions and Charges -- Surrender Charge".

SURRENDERS                *   In general, you will receive the Cash Surrender
                              Value if you surrender the Policy.
                          *   To determine the Cash Surrender Value, we reduce
                              your Accumulation Value by the Surrender Charge, if any, and any Loan Amount and unpaid Monthly
                              Deductions. During the first two Policy Years and the first two Policy Years following an increase in the Face Amount, you may be entitled to a refund of a portion of charges made for sales expenses. See "Surrender Benefits -- Total
                              Surrender" and "Sales Charge Refund".

PARTIAL WITHDRAWALS       *   Once each Policy Year after the first Policy Year,
                              you can withdraw part of your Cash Surrender
                              Value.
                          *   You will not incur a Surrender Charge, but partial
                              withdrawals are subject to a processing charge
                              (currently $10, guaranteed not to exceed $25). See
                              "Surrender Benefits -- Partial Withdrawal".

LOANS                     *   Depending on your state of residence, you can
                              borrow up to 75% of your Policy's Cash Value less any existing Loan Amount.
                          *   Interest is payable in advance for each Policy
                              Year and accrues daily at an effective annual rate that will not exceed 8.00%.
                          *   After the 10th Policy Year, we charge interest at
                              an annual rate of 5.50% on the portion of your Loan Amount that is not in excess of (1) the Accumulation Value, less (2) the total of all premiums paid less all partial withdrawals.
                          *   We reserve the right to limit borrowing during the
                              first Policy Year. See "Policy Loans".

TRANSFERS                 *   Currently, you can transfer all or part of your
                              Accumulation Value among the investment options.

                          * We currently do not limit the number of transfers per policy year. We reserve the right to limit you to 12 transfers per policy year.
                          * There are certain restrictions on transfers from the Fixed Account.
                          * We currently assess a $25 charge for transfers over 24 per policy year. We reserve the right to assess a maximum charge of $25 for any transfer. See "Transfers".

DEATH BENEFIT OVERVIEW

     You may choose one of two Death Benefit Options:

     * Level Amount Option -- whereby the Death Benefit until age 95 is the greater of the Face Amount or the corridor percentage of Accumulation Value;

     * Variable Amount Option -- whereby the Death Benefit until age 95 is equal to the greater of the Face Amount plus the Accumulation Value, or the corridor percentage of Accumulation Value.

     The Death Benefit until age 95 under the Level Amount Option and the Variable Amount Option will never be less than the Face Amount as long as the Policy is in force and there is no Loan Amount or unpaid Monthly Deductions. After Age 95, the Death Benefit under both Death Benefit Options will be the Accumulation Value.

     We will reduce the proceeds payable upon the death of the Insured under any Death Benefit Option by any Loan Amount and any unpaid Monthly Deductions.

     Under certain circumstances, you may receive a part of the Death Benefit when the Insured has been diagnosed as having a terminal illness. See "Accelerated Benefit Rider".

ADJUSTING THE DEATH BENEFIT

     Although we reserve the right to limit Face Amount increases and decreases during the first two Policy Years, you have flexibility to adjust the Death Benefit by increasing or decreasing the Face Amount. You cannot decrease the Face Amount below the Minimum Face Amount shown in the Policy. Any increase in the Face Amount may require additional evidence of insurability satisfactory to us and will result in additional charges. See "Death Benefit -- Requested Changes in Face Amount".

     Generally, you may also change the Death Benefit Option at any time after the second Policy Year. See "Death Benefit -- Changing the Death Benefit Option".

     See "Death Benefit -- Insurance Protection" for a discussion of available techniques to adjust the amount of insurance protection to satisfy changing insurance needs.

DEATH BENEFIT GUARANTEE

     If you meet the requirements for the Death Benefit Guarantee, we will not lapse your Policy during the Death Benefit Guarantee Period even if the Cash Surrender Value is not sufficient to cover the Monthly Deduction that is due. See "Death Benefit Guarantee".

LAPSE

     If the Death Benefit Guarantee is not in effect, the Policy will lapse if the Cash Surrender Value plus any Sales Charge Refund is less than the Monthly Deduction due and if you do not make a sufficient payment during the grace period of 61 days. See "Policy Lapse and Reinstatement".

TAXATION OF DEATH BENEFIT PROCEEDS

     Under current Federal tax law, as long as the Policy qualifies as life insurance, the Death Benefit under the Policy will be subject to the same Federal income tax treatment as proceeds of traditional life insurance. Therefore, the Death Benefit should not be taxable income to the beneficiary. See "Federal Tax Matters -- Tax Status of the Policy".

TAXATION OF THE POLICY

     The Company intends for the Policy to satisfy the definition of a life insurance contract under Section 7702 of the Code. Under certain circumstances, a Policy could be treated as a "modified endowment contract." The Company will monitor Policies and will attempt to notify an owner on a timely basis if his or her Policy is in jeopardy of becoming a modified endowment contract. See "Federal Tax Matters" for further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a modified endowment contract.

     A Policy lapse, surrender, partial withdrawal or loan may have adverse tax consequences in certain circumstances. See "Federal Tax Matters."

PART 2. DETAILED INFORMATION

RELIASTAR LIFE INSURANCE COMPANY

     ReliaStar Life Insurance Company is a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are a direct, wholly-owned subsidiary of ReliaStar Financial Corp. We offer individual life insurance and annuities, employee benefits and retirement contracts. Our Home Office is at 20 Washington Avenue South, Minneapolis, Minnesota 55401 (telephone 612-372-5507).

     From time to time, we may publish in advertisements, sales literature, and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability and should not be considered as bearing on the investment performance of assets held in the Variable Account. Each year the A.M. Best Company reviews the financial status of many insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. We have been assigned a rating of A+ by A.M. Best, which is a rating assigned to companies demonstrating superior overall performance and a very strong ability to meet obligations to policyholders over a long period. Such ratings do not reflect the investment in the Variable Account.

     ReliaStar is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


THE POLICIES

     The Policies are flexible premium variable life insurance contracts with death benefits, cash values, and other features of traditional life insurance contracts.


DEDUCTIONS AND CHARGES

     We deduct certain charges in connection with the Policy to compensate us for (1) providing the insurance benefits of the Policy (including any riders),
(2) administering the Policy, (3) assuming certain risks in connection with the Policy, and (4) incurring expenses in distributing the Policy.

     We deduct some of these charges from each premium payment. We deduct certain other charges monthly from both the Fixed Account and the Variable Account. We also assess a charge for each partial withdrawal and we may assess a charge for each transfer.

     We may realize a profit on one or more of these charges, such as the mortality and expense risk charge. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.

     The Surrender Charge usually exceeds the Accumulation Value in the early Policy Years. This occurs because the Surrender Charge is usually more than the accumulated Minimum Monthly Premiums less Policy Charges in the early Policy years.

PREMIUM EXPENSE CHARGE

     We deduct a sales charge and a charge for premium taxes from each premium payment. We may in the future deduct a premium processing charge from each premium payment although we currently do not make this charge. The total of these charges is called the Premium Expense Charge. The amount remaining after we have deducted the Premium Expense Charge is called the Net Premium.

     SALES CHARGE. A sales charge of 2.50% of each premium payment will be deducted to compensate us for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the prospectuses and sales literature for new and prospective buyers of this policy. In addition, we may charge a contingent deferred sales charge if you surrender the Policy or the Policy lapses. See "Deductions and Charges -- Surrender Charge".

     PREMIUM TAX CHARGE. Various states and subdivisions impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. A charge of 2.50% of each premium payment will be deducted by us. The deduction represents an amount we consider necessary to pay all taxes imposed by the states and any subdivisions.

     PREMIUM PROCESSING CHARGE. We may make a charge of up to $2.00 per premium payment to reimburse us for the cost of collecting and processing premiums, although we currently make no such charge. If a premium processing charge is made, it will be deducted from premium payments before the percentage deductions for sales charge and premium taxes.

MONTHLY DEDUCTION

     We deduct the charges described below from the Accumulation Value of the Policy on a monthly basis. The total of these charges is called the Monthly Deduction.

     We will deduct the Monthly Deduction on each Monthly Anniversary from the Fixed Account and the Sub-Accounts of the Variable Account on a proportionate basis depending on their relative Accumulation Values at that time. For purposes of determining these proportions, the Fixed Accumulation Value is reduced by the Loan Amount. Because the cost of insurance portion of the Monthly Deduction can vary from month to month, the Monthly Deduction itself will vary in amount from month to month.

     If the Cash Surrender Value plus any Sales Charge Refund is not sufficient to cover the Monthly Deduction on a Monthly Anniversary, the Policy may lapse. See "Death Benefit Guarantee" and "Policy Lapse and Reinstatement".

     COST OF INSURANCE. We will determine the monthly cost of insurance by multiplying the applicable cost of insurance rate or rates by the net amount at risk under the Policy. The net amount at risk under the Policy for a Policy Month is (1) the Death Benefit at the beginning of the Policy Month divided by
1.004074 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 5%), less (2) the Accumulation Value at the beginning of the Policy Month (reduced by any charges for rider benefits). As a result, the net amount at risk may be affected by changes in the Accumulation Value or in the Death Benefit.

     The Rate Class of an Insured may affect the cost of insurance. A Rate Class is a group of Insureds we determine based upon our expectation that they will have similar mortality experience. We currently place Insureds into standard Rate Classes or into substandard Rate Classes that involve a higher mortality risk. In an otherwise identical Policy, an Insured in the standard Rate Class will have a lower cost of insurance than an Insured in a Rate Class with higher mortality risks.

     If there is an increase in the Face Amount and the Rate Class applicable to the increase is different from that for the initial Face Amount or any prior requested increases in Face Amount, the net amount at risk will be calculated separately for each Rate Class. For purposes of determining the net amount at risk for each Rate Class, we will first assume the Accumulation Value to be part of the initial Face Amount. If the Accumulation Value is greater than the initial Face Amount, it will then be assumed to be part of each increase in order, starting with the first increase.

     We base cost of insurance rates on the sex, Age, Policy Year and Rate Class(es) of the Insured. The actual monthly cost of insurance rates will reflect our expectations as to future experience. They will not, however, be greater than the guaranteed cost of insurance rates shown in the Policy, which are based on the Commissioner's 1980 Standard Ordinary Mortality Tables for smokers or nonsmokers, respectively.

     MONTHLY ADMINISTRATIVE CHARGE. Each month we deduct an administrative charge of $8.25 which is guaranteed not to exceed $12.00 each month.

     MONTHLY MORTALITY AND EXPENSE RISK CHARGE. Each month during the first 10 Policy Years we will deduct a charge at an annual rate of .90% of the Variable Accumulation Value of the Policy. Each month thereafter we will deduct a charge at an annual rate of .45% of the Variable Accumulation Value guaranteed not to exceed .90% for the duration of the Policy.

     The mortality risk assumed is that Insureds may live for a shorter period of time than we estimated and that, as a result, we would have to pay a greater amount in Death Benefits than we collect in premium payments. The expense risk assumed is that expenses incurred in issuing and administering the Policy will be greater than we estimated.

     OPTIONAL INSURANCE BENEFIT CHARGES. Each month we deduct charges for any optional insurance benefits added to the Policy by rider. See "General Provisions -- Optional Insurance Benefits".

SURRENDER CHARGE

     GENERAL. During the first 15 Policy Years and during the first 15 years following any requested increase in Face Amount, there is a Surrender Charge if you surrender the Policy or the Policy lapses. The Surrender Charge has two parts -- The Contingent Deferred Administrative Charge and the Contingent Deferred Sales Charge which are determined separately. The Surrender Charge will not be affected by any decrease in Face Amount or by any change in Face Amount resulting from a change in the Death Benefit Option. The maximum amount of the Surrender Charge is $50.60 per thousand for a male Insured at Issue Age 61.

     CONTINGENT DEFERRED ADMINISTRATIVE CHARGE. We will determine the maximum Contingent Deferred Administrative Charge for the initial Face Amount and any requested increase in Face Amount on the Policy Date or on the effective date of any requested increase. The maximum charge is $5.00 per $1,000 of Face Amount during the first five years of the relevant 15 year period, and decreases thereafter in equal monthly increments until it becomes zero at the end of the 15 year period.

     The Contingent Deferred Administrative Charge for the initial Face Amount or a requested increase in Face Amount is determined by multiplying (1) $5.00 by
(2) the initial Face Amount or the Face Amount of the increase, as applicable, and by (3) the applicable percentage from the Surrender Charge Percentage Table below, and then dividing this amount by 1000.

     EXAMPLE: The following example illustrates how we determine the Contingent Deferred Administrative charge. Assume that an Insured buys a Policy with an initial Face Amount of $100,000. If the Policy is surrendered at any time in the first five Policy Years, the Contingent Deferred Administrative Charge is calculated by multiplying (1) $5.00 by (2) $100,000 (the initial Face Amount), and by (3) 100% (the applicable percentage from the Surrender Charge Percentage Table), and then dividing by 1000, which results in a Contingent Deferred Administrative Charge of $500 ($5.00 x 100,000 x 100% / 1000).

     The Contingent Deferred Administrative Charge for requested increases in Face Amount will be calculated in the same manner as illustrated in the example above, except that the charges are based on the amount of the increase and the years and months are measured from the effective date of the increase.

     CONTINGENT DEFERRED SALES CHARGE. We will determine the maximum Contingent Deferred Sales Charge for the initial Face Amount or any requested increase in Face Amount on the Policy Date or on the effective date of any requested increase. The Contingent Deferred Sales Charge will remain level for the first five years in the relevant 15 year period, and then reduces in equal monthly increments until it becomes zero at the end of 15 years. The Contingent Deferred Sales Charge will vary depending upon the Insured's Age on the Policy Date or on the effective date of an increase in Face Amount and sex.

     If you surrender the Policy during the first two Policy Years or during the first 24 months following a requested increase in Face Amount, you may be entitled to a refund of a portion of the Contingent Deferred Sales Charge. See "Sales Charge Refund."

     The Contingent Deferred Sales Charge will be equal to the lesser of:

     (1) 47.50% of the premiums attributable to the initial Face Amount of the Policy and any premiums attributable to an increase in Face Amount; or

     (2) The result of the Contingent Deferred Sales Charge calculation described below.


     CONTINGENT DEFERRED SALES CHARGE CALCULATION. For purposes of (2) above, we will determine the Contingent Deferred Sales Charge for the initial Face Amount or any requested increase in Face Amount by multiplying (1) the applicable Charge per $1,000 of Face Amount from Appendix C by (2) the Initial Face Amount or the Face Amount of the increase, as applicable, and by (3) the applicable percentage from the Surrender Charge Percentage Table below, and then dividing this amount by 1000.


     EXAMPLE: The following example illustrates how we determine the Contingent Deferred Sales Charge. Assume that a male, Age 35, buys a policy with an initial Face Amount of $100,000 and he surrenders the Policy during the third Policy Year at which time he has paid cumulative premiums of $2,000. Based on these assumptions the Contingent Deferred Sales Charge will be the lesser of:

     (1) 47.50% times the cumulative premiums paid on the Policy, which is $950 (47.50% x $2,000); or

     (2) The result of the Contingent Deferred Sales Charge Calculation, which is determined by multiplying (a) $14.00 (from Appendix C for a male age 35) by (b) $100,000 (the Initial Face Amount) and by (c) 100% (the applicable percentage from the Surrender Charge Percentage Table), and then dividing by 1000, which is $1,400 ($14.00 x 100,000 x 100%/1000).

     We will calculate the additional Contingent Deferred Sales Charge for requested increases in Face Amount in the same manner as illustrated in the example above. However, for purposes of determining the amount in (1) in the above example, the cumulative premium paid is replaced by the premiums attributable to the increase in Face Amount. The premiums attributable to the increase in Face Amount will consist of a portion of the existing Accumulation Value and a portion of the premium payments made after the effective date of the increase. The proportion of existing Accumulation Value and subsequent premium payments attributable to the increase will equal (1) the Surrender Charge Guideline for the increase found in Appendix D, divided by (2) the sum of the Surrender Charge Guideline(s) for the initial Face Amount and each increase in Face Amount.

     MASSACHUSETTS, MONTANA AND PENNSYLVANIA RESIDENTS. Appendix C and Appendix D and the preceding illustrations of the Contingent Deferred Sales Charge do not apply to Policies issued in Massachusetts, Montana and Pennsylvania. The Contingent Deferred Sales Charge applied to Policies issued in Massachusetts and Montana is not affected by the Insured's sex. Therefore, the Contingent Deferred Sales Charge made on Policies issued in these two states will differ from the charge made in other states. In Pennsylvania, the Insured's sex will be a factor in determining the amount of Contingent Deferred Sales Charge applied to a Policy, but the charge will differ from the charge described in the above example.


                        SURRENDER CHARGE PERCENTAGE TABLE

      IF SURRENDER OR LAPSE OCCURS IN    THE FOLLOWING PERCENTAGES OF THE
      THE LAST MONTH OF POLICY YEAR:*   SURRENDER CHARGE WILL BE PAYABLE:**
      -------------------------------   -----------------------------------
               1 through 5                            100%
                    6                                  90%
                    7                                  80%
                    8                                  70%
                    9                                  60%
                    10                                 50%
                    11                                 40%
                    12                                 30%
                    13                                 20%
                    14                                 10%
               15 and later                             0%

 *For requested increases, years are measured from the date of the increase.

**The percentages reduce equally for each Policy Month during the years shown.
  For example, during the seventh Policy Year, the percentage reduces equally each month from 90% at the end of the sixth Policy Year to 80% at the end of the seventh Policy Year.

PARTIAL WITHDRAWAL AND TRANSFER CHARGES

     We currently make no charge for the first 24 transfers in a Policy Year and assess a $25 charge for each subsequent transfer. We currently assess a $10.00 charge for each partial withdrawal. These charges are guaranteed not to exceed $25.00 per transfer or partial withdrawal for the duration of the Policy. The transfer charge will not be imposed on transfers that occur as a result of Policy loans or the exercise of conversion rights.


MODIFICATION OF CHARGES

     ReliaStar may modify any of the charges under the Policy, as well as the minimum Face Amount set forth in this Prospectus, because of special circumstances that result in lower sales, administrative, or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to our policyholders or those of affiliated insurance companies, or sales to employees or clients of members of our affiliated group of insurance companies. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected Policy owners and owners of all other policies funded by the Variable Account.

     If we approve simplified underwriting, the cost of insurance may increase as a result of higher than anticipated mortality experience. However, any such increase will not cause the cost of insurance charge to exceed the guaranteed rates set forth in the Policy.

INVESTMENT ADVISORY FEES AND OTHER FUND EXPENSES

     Because the Variable Account purchases shares of the Funds, the net asset value of the Variable Account's investments will reflect the investment advisory fees and other expenses incurred by the Funds. Set forth below is information provided by each Fund on its total 1999 annual expenses as a percentage of the Fund's average net assets. See the prospectuses for the Funds for more information concerning these expenses.

FUND EXPENSES


(BEFORE REIMBURSEMENTS)

                                                                                       TOTAL INVESTMENT
                                                               MANAGEMENT     OTHER      FUND AMOUNT
FUND                                                              FEES      EXPENSES       EXPENSES
----                                                           ----------   --------   ----------------
AIM V.I. Dent Demographic Trends Fund (a) ...................      0.85%       0.55%         1.40%
Alger American Growth Portfolio (a) .........................      0.75%       0.04%         0.79%
Alger American Leveraged AllCap Portfolio (a) ...............      0.85%       0.08%         0.93%
Alger American MidCap Growth Portfolio (a) ..................      0.80%       0.05%         0.85%
Alger American Small Capitalization Portfolio (a) ...........      0.85%       0.05%         0.90%
Fidelity VIP Equity-Income Portfolio (a) (b) ................      0.48%       0.09%         0.57%
Fidelity VIP Growth Portfolio (a) (b) .......................      0.58%       0.08%         0.66%
Fidelity VIP High Income Portfolio (a) ......................      0.58%       0.11%         0.69%
Fidelity VIP Money Market Portfolio .........................      0.18%       0.09%         0.27%
Fidelity VIP II Contrafund Portfolio (a) (b) ................      0.58%       0.09%         0.67%
Fidelity VIP II Index 500 Portfolio (a) (b) .................      0.24%       0.10%         0.34%
Fidelity VIP II Investment Grade Bond Portfolio (a) .........      0.43%       0.11%         0.54%
Janus Aspen Aggressive Growth Portfolio (a) (c) .............      0.65%       0.02%         0.67%
Janus Aspen Growth Portfolio (a) (c) ........................      0.65%       0.02%         0.67%
Janus Aspen International Growth Portfolio (a) (c) ..........      0.65%       0.11%         0.76%
Janus Aspen Worldwide Growth Portfolio (a) (c) ..............      0.65%       0.05%         0.70%
Neuberger Berman Advisers Management Trust Limited
 Maturity Bond Portfolio (a) ................................      0.65%       0.11%         0.76%
Neuberger Berman Advisers Management Trust Partners
 Portfolio (a) ..............................................      0.80%       0.07%         0.87%
Neuberger Berman Advisers Management Trust Socially
 Responsive Portfolio (a) (d) ...............................      0.85%       8.19%         9.04%
OCC Accumulation Trust Equity Portfolio (a) (e) .............      0.80%       0.11%         0.91%
OCC Accumulation Trust Global Equity Portfolio (a) (e) ......      0.80%       0.30%         1.10%
OCC Accumulation Trust Managed Portfolio (a) (e) ............      0.77%       0.06%         0.83%
OCC Accumulation Trust Small Cap Portfolio (a) (e) ..........      0.80%       0.09%         0.89%
Pilgrim VP Trust Growth Opportunities Portfolio (f) (g) .....      0.75%       0.34%         1.09%
Pilgrim VP Trust Growth + Value Portfolio (f) ...............      0.75%       0.22%         0.97%
Pilgrim VP Trust High Yield Bond Portfolio (f) ..............      0.75%       0.36%         1.11%
Pilgrim VP Trust International Value Portfolio (f) ..........      1.00%       0.52%         1.52%
Pilgrim VP Trust MagnaCap Portfolio (f) (g) .................      0.75%       0.34%         1.09%
Pilgrim VP Trust MidCap Opportunities Portfolio (f) (g) .....      0.75%       0.34%         1.09%
Pilgrim VP Trust Research Enhanced Index Portfolio (f) ......      0.75%       0.51%         1.26%
Pilgrim VP Trust SmallCap Opportunities Portfolio (f) .......      0.75%       0.34%         1.09%
Putnam VT Growth and Income Fund -- Class IA Shares .........      0.46%       0.04%         0.50%
Putnam VT New Opportunities Fund -- Class IA Shares .........      0.54%       0.05%         0.59%
Putnam VT Voyager Fund -- Class IA Shares ...................      0.53%       0.04%         0.57%


     (a) The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and by certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, record keeping, and in some cases distribution, and other services provided by the Company and its affiliates to Funds and/or the Funds' affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one Fund company to another.


     (b) A portion of the brokerage commissions that certain portfolios pay was used to reduce Portfolio expenses. In addition, certain Portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been: 0.56% for Fidelity VIP Equity-Income Portfolio; 0.65% for Fidelity

          VIP Growth Portfolio; 0.28% for Fidelity VIP II Index 500 Portfolio; and 0.65% for Fidelity VIP II Contrafund Portfolio.

     (c) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for these Portfolios. All expenses are shown without the effect of expenses offset arrangements.

     (d) Neuberger Berman Management Inc. ("NBMI") has undertaken to reimburse the Socially Responsive Portfolio for certain operating expenses, including the compensation of Neuberger Berman Advisers Management Trust and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio. Expenses were 1.53% for the fiscal period ending December 31, 1999, after reimbursement. There can be no assurance that this policy will be continued after May 1, 2001. See "Expense Limitation" in the Socially Responsive Portfolio prospectus for further information.

     (e) Management Fees reflect effective management fees after taking into effect any waiver. Other Expenses are shown net of expense offsets afforded the Portfolios. Total Portfolio Expenses for the Equity, Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets. Total Portfolio Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets (net of expense offsets).

     (f) The investment adviser to the Pilgrim VP Trust has agreed to reimburse the Pilgrim VP Growth + Value Portfolio and High Yield Bond Portfolio for any expenses in excess of 0.80% of each Portfolio's average daily net assets. It has also agreed to reimburse the SmallCap Opportunities, MagnaCap, MidCap, and Research Enhanced Index Portfolios for amounts in excess of 0.90%. It has agreed to reimburse the International Value Portfolio for amounts in excess of 1.00%. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement.

     (g) This portfolio had not commenced operations as of December 31, 1999, and therefore these expenses are estimated.



SALES CHARGE REFUND

     If you surrender the Policy during the first two Policy Years or during the first 24 Policy Months following the effective date of any requested increase in Face Amount, we may be required to refund a portion of the Contingent Deferred Sales Charge. This refund is called the Sales Charge Refund.

     Any amount used in the calculation described below will be determined on the effective date of surrender.

     INITIAL FACE AMOUNT. If you surrender the Policy during the first two Policy Years, we will pay you a Sales Charge Refund which will equal the excess, if any, of the total sales charge deducted (which consists of the 2.50% sales charge deducted from each premium payment and the Contingent Deferred Sales Charge) over (1) 30% of actual premium payments made during the first Policy Year up to the amount of the Surrender Charge Guideline (see below) for the initial Face Amount, plus (2) 9% of any actual premium payments made that exceed
(1). The amount of the refund will never decrease as the result of the payment of a premium. After the second Policy Year, there is no Sales Charge Refund with respect to the initial Face Amount.

     As described above, we calculate the Sales Charge Refund based on percentages of premium payments. While the total sales charge deducted under the Policy is not based solely on premium payments, it is possible to translate the total sales charge into a percentage of premium payments. In general, the total sales charge deducted (before calculating the Sales Charge Refund) will be 50% of each premium payment until premium payments reach a certain level. The level ranges from approximately 35% of a Surrender Charge Guideline for a male age 0, up to approximately 115% of a Surrender Charge Guideline for a male age 40, and down to approximately 45% of a Surrender Charge Guideline for a male age 75. After premium payments reach this level, the total sales charge will equal 2.50% of each additional premium payment. During the two Policy Years when the Sales Charge Refund applies, however, the total sales charge will be limited to 30% of actual first year premium payments up to the amount of a Surrender Charge Guideline, 9% of actual premium payments until payments reach the level where the total sales charge drops to 2.50%, and 2.50% of any additional premium payments beyond that level. If you have any questions regarding the amount of your Sales Charge Refund, please call us.

     Due to the Sales Charge Refund, the total sales charge for the initial Face Amount will be significantly less if a Policy is surrendered during the first two Policy Years rather than shortly thereafter.


     The Surrender Charge Guideline equals (1) the Face Amount or the amount of the increase divided by $1,000, (2) multiplied by the applicable factor from Appendix D.


     REQUESTED INCREASES IN FACE AMOUNT. If you cancel a requested increase in Face Amount during the first 24 Policy Months following the increase (but after the free look period -- see "Free Look and Conversion Rights -- Free Look Rights"), and the Policy is surrendered at any time thereafter, we will pay you a Sales Charge Refund which will equal the excess, if any, of the total sales charge for the increase (which consists of 2.50% of the premiums attributable to the increase and the Contingent Deferred Sales Charge for the increase) over (1) 30% of the premiums attributable to the increase in the 12 Policy Months following the increase up to the amount of the Surrender Charge Guideline for the increase (see immediately preceding paragraph), plus (2) 9% of any premiums attributable to the increase that exceed (1). The amount of the refund will never decrease as the result of the payment of a premium. This refund is only available if the increase is cancelled within the 24 Policy Months following its effective date, and the Policy is subsequently surrendered. No refund is available if the increase is cancelled after the 24-month period.

     Calculating total sales charge deducted for an increase as a percentage of premiums attributable to the increase is, in general, the same as described above for the initial Face Amount. Thus, due to the Sales Charge Refund, the total sales charge for a requested increase in Face Amount may be significantly less if the increase is cancelled during the 24-month period following the increase rather than shortly thereafter. If you have any questions regarding the amount of your Sales Charge Refund, please call us.

     For the purposes of the preceding paragraph, the premiums attributable to the increase will be determined as described in the section entitled "Deductions and Charges -- Surrender Charge -- Calculation of Contingent Deferred Sales Charge", which means that, in effect, we will deem a proportionate amount of the existing Accumulation Value on the effective date of the increase to be a premium payment for the increase, and subsequent premium payments will be prorated.

     EFFECT OF SALES CHARGE REFUND. We will apply the Sales Charge Refund to maintain the Policy in force when the Cash Surrender Value is insufficient to cover the Monthly Deduction. If the remaining Sales Charge Refund (not already applied to keep the Policy in force) is insufficient to cover the Monthly Deduction, we may apply this remaining Sales Charge Refund for the grace period under the Policy. See "Policy Lapse and Reinstatement." Any Sales Charge Refund not so applied will be refunded to you upon the total surrender of the Policy.


THE VARIABLE ACCOUNT

     On October 11, 1984, we established the Select*Life Variable Account as one of our separate accounts pursuant to the laws of the State of Minnesota. The Variable Account:

     * will receive and invest the Net Premiums paid and allocated to it under this Policy;

     * currently receives and invests net premiums for other classes of flexible premium variable life insurance policies and may do so for additional classes in the future;

     * meets the definition of a "separate account" under the federal securities laws; and

     * is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, us, or the Funds.

     We own the Variable Account's assets. However, Minnesota law provides that we cannot charge the Variable Account with liabilities arising out of any other business we may conduct. We are required to maintain assets which are at least equal to the reserves and other liabilities of the Variable Account. We may transfer assets which exceed these reserves and liabilities to our general account (the Fixed Account).

     For a description of the Fixed Account, see Appendix A to this Prospectus.

INVESTMENTS OF THE VARIABLE ACCOUNT


     There are currently 34 investment options (Funds) available under the Variable Account. However, we only permit you to participate in a maximum of 17 investment options over the lifetime of your Policy. You also should read the Funds' prospectuses for more detailed information, particularly because several of the Funds and portfolios may have objectives that are quite similar. THERE IS NO ASSURANCE THAT ANY FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE(S).



PERFORMANCE INFORMATION

     Performance information for the Sub-Accounts of the Variable Account and the Funds available for investment by the Variable Account may appear in advertisements, sales literature, or reports to Policy owners or prospective purchasers. Such performance information for the Sub-Accounts will reflect deductions of Fund expenses and be adjusted to reflect the Mortality and Expense Risk Charge, but will not reflect deductions for the cost of insurance or the Surrender Charge. We will accompany quotations of performance information for the Funds by performance information for the Sub-Accounts. Performance information for the Funds will take into account all fees and charges at the Fund level, but will not reflect any deductions from the Variable Account. Performance information reflects only the performance of a hypothetical investment during a particular time period in which the calculations are based. We may provide performance information showing total returns and average annual total returns for periods prior to the date a Sub-Account commenced operation. We will calculate such performance information based on the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of charges at the Variable Account level that were in effect at the inception of the Sub-Accounts.

     We may also provide individualized hypothetical illustrations of Accumulation Value, Cash Surrender Value and Death Benefit based on historical investment returns of the Funds. These illustrations will reflect deductions for Fund expenses and Policy and Variable Account charges, including the Monthly Deduction, Premium Expense Charge and the Surrender Charge. We will base these hypothetical illustrations on the actual historical experience of the Funds as if the Sub-Accounts had been in existence and a Policy issued for the same periods as those indicated for the Funds.

     We may compare performance of the Sub-Accounts and/or the Funds in advertisements and sales literature:

     *    to other variable life insurance issuers in general;

     * to the performance of particular types of variable life insurance policies investing in mutual funds;

     * to investment series of mutual funds with investment objectives similar to each of the Sub-Accounts, whose performance is reported by Lipper Analytical Services, Inc. and Morningstar, Inc. (independent services that monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis) or reported by other series, companies, individuals or other industry or financial publications of general interest, such as FORBES, MONEY, THE WALL STREET JOURNAL, BUSINESS WEEK, BARRON'S, KIPLINGER'S, and FORTUNE; and

     * to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance.

     We may also compare the performance of each Sub-Account to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.


DEATH BENEFIT

     If the Insured dies while the Policy is in force, we will pay the Death Benefit (see "Death Benefit Options" below) reduced by any Loan Amount and unpaid Monthly Deductions. This amount is called the proceeds. All or part of the proceeds may be paid in cash to your beneficiaries or under one or more of the settlement options we offer (see "General Provisions -- Settlement Options").

     The Policy provides two Death Benefit Options: the Level Amount Option and the Variable Amount Option. You choose the Death Benefit Option on the application for the Policy. Subject to certain limitations, you can change the Death Benefit Option after issuance of the Policy. See "Death Benefit -- Changing the Death Benefit Option."

DEATH BENEFIT OPTIONS

     The Policy provides two Death Benefit Options as shown below. You choose the Death Benefit Option on the application for the Policy. Subject to certain limitations, you can change the Death Benefit Option after issuance of the Policy. See "Death Benefit -- Changing the Death Benefit Option."

     LEVEL AMOUNT OPTION (OPTION A). The Death Benefit is the greater of the current Face Amount of the Policy or the corridor percentage of Accumulation Value on the Valuation Date on or next following the date of the Insured's death. The corridor percentage is 250% for an Insured Age 40 or below, and the percentage declines with increasing Ages as shown in the Corridor Percentage Table below. Accordingly, under the Level Amount Option the Death Benefit will remain level unless the corridor percentage of Accumulation Value exceeds the current Face Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies.

     ILLUSTRATION OF LEVEL AMOUNT OPTION. For purposes of this illustration, assume that the Insured is under Age 40, and that there is no Loan Amount. Under the Level Amount Option, a Policy with a $100,000 Face Amount will generally have a $100,000 Death Benefit. However, because the Death Benefit must be equal to or be greater than 250% of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $40,000, the Death Benefit will exceed the $100,000 Face Amount. Each additional dollar added to the Accumulation Value above $40,000 will increase the Death Benefit by $2.50. Thus, if the Accumulation Value exceeds $40,000 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Policy owner with an Accumulation Value of $50,000 will be entitled to a Death Benefit of $125,000 ($50,000 X 250%); an Accumulation Value of $75,000 will yield a Death Benefit of $187,500 ($75,000 X 250%); and an Accumulation Value of $100,000 will yield a Death Benefit of $250,000 ($100,000 X 250%).

     The corridor percentage becomes lower as the Insured's Age increases. If the current Age of the Insured in the illustration above were, for example, 50 (rather than under Age 40), the corridor percentage would be 185%. The Death Benefit would not exceed the $100,000 Face Amount unless the Accumulation Value exceeded approximately $54,055 (rather than $40,000), and each $1 then added to or taken from the Accumulation Value would change the Death Benefit by $1.85 (rather than $2.50).

                            CORRIDOR PERCENTAGE TABLE

                     CORRIDOR                           CORRIDOR                           CORRIDOR
INSURED'S AGE ON   PERCENTAGE OF   INSURED'S AGE ON   PERCENTAGE OF   INSURED'S AGE ON   PERCENTAGE OF
 PREVIOUS POLICY   ACCUMULATION     PREVIOUS POLICY   ACCUMULATION     PREVIOUS POLICY   ACCUMULATION
   ANNIVERSARY         VALUE          ANNIVERSARY         VALUE          ANNIVERSARY         VALUE
----------------   -------------   ----------------   -------------   ----------------   ------------
  40 or younger        250%               54              157                68              117
       41              243                55              150                69              116
       42              236                56              146                70              115
       43              229                57              142                71              113
       44              222                58              138                72              111
       45              215                59              134                73              109
       46              209                60              130                74              107
       47              203                61              128               75-90            105
       48              197                62              126                91              104
       49              191                63              124                92              103
       50              185                64              122                93              102
       51              178                65              120                94              101
       52              171                66              119            95 or older         100
       53              164                67              118

     VARIABLE AMOUNT OPTION (OPTION B). The Death Benefit is equal to the greater of the current Face Amount plus the Accumulation Value of the Policy, or the corridor percentage of the Accumulation Value on the Valuation Date on or next following the date of the Insured's death. The corridor percentage is 250% for an Insured Age 40 or below, and the percentage declines with increasing Age as shown in the Corridor Percentage Table above. Accordingly, under the Variable Amount Option the amount of the Death Benefit will always vary as the Accumulation Value varies.

     ILLUSTRATION OF VARIABLE AMOUNT OPTION. For purposes of this illustration, assume that the Insured is under Age 40 and that there is no Loan Amount. Under the Variable Amount Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, for example, a Policy with an Accumulation Value of $20,000 will have a Death Benefit of $120,000 ($100,000 + $20,000); an Accumulation Value of $40,000 will yield a Death Benefit of $140,000 ($100,000 + $40,000). The Death Benefit, however, must be at least 250% of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds approximately $66,667, the Death Benefit will be greater than the Face Amount plus the Accumulation Value. Each additional dollar of the Accumulation Value above $66,667 will increase the Death Benefit by $2.50. Thus, if the Accumulation Value exceeds $66,667 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Policy owner with an Accumulation Value of $75,000 will be entitled to a Death Benefit of $187,500 ($75,000 X 250%); an Accumulation Value of $100,000 will yield a Death Benefit of $250,000 ($100,000 X 250%); and an Accumulation Value of $125,000 will yield a Death Benefit of $312,500 ($125,000 X 250%).

     The corridor percentage becomes lower as the Insured's Age increases. If the current Age of the Insured in the illustration above were, for example, 50 (rather than under 40), the corridor percentage would be 185%. The amount of the Death Benefit would be the sum of the Accumulation Value plus $100,000 unless the Accumulation Value exceeded approximately $117,647 (rather than $66,667), and each $1 then added to or taken from the Accumulation Value would change the Death Benefit by $1.85 (rather than $2.50).


WHICH DEATH BENEFIT OPTION TO CHOOSE

     If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing Death Benefit, you should choose the Variable Amount Option. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Accumulation Value and lower cost of insurance charges, you should choose the Level Amount Option.

REQUESTED CHANGES IN FACE AMOUNT

     Subject to certain limitations, you may request an increase or decrease in the Face Amount. We reserve the right to limit increases and decreases in the Face Amount during the first two Policy Years.

     INCREASES. For an increase in the Face Amount, you must submit a written request to us. We may also require additional evidence of insurability satisfactory to us. The effective date of the increase will be the Monthly Anniversary on or next following our approval of the increase. The increase may not be less than $5,000. We will currently permit increases up to the Insured's Age 80, if our requirements are met. We will deduct any charges associated with the increase (the increases in the cost of insurance and the Surrender Charge upon lapse or total surrender -- see "Effect of Requested Changes in Face Amount" below) from the Accumulation Value, whether or not you pay an additional premium in connection with the increase. You will be entitled to limited free look, conversion, and refund rights with respect to requested increases in Face Amount. See "Sales Charge Refund" and "Free Look and Conversion Rights".

     DECREASES. For a decrease in the Face Amount, you must submit a written request to us. Any decrease in the Face Amount will be effective on the Monthly Anniversary on or next following our receipt of a written request. You cannot request a decrease in the Face Amount more frequently than once every six months. The Face Amount remaining in force after any requested decrease may not be less than the Minimum Face Amount shown in the Policy. Under our current rules, the Minimum Face Amount is $25,000, but we reserve the right to establish a different Minimum Face Amount in the future. If, following a decrease in Face Amount, the Policy would no longer qualify as life insurance under Federal tax law (see "Federal Tax Matters -- Tax Status of the Policy"), the decrease will be limited to the extent necessary to meet these requirements.

     For purposes of determining the cost of insurance, decreases in the Face Amount will be applied to reduce the current Face Amount in the following order:

     (1)  The Face Amount provided by the most recent increase;

     (2)  The next most recent increases successively; and

     (3)  The Face Amount when the Policy was issued.

     By reducing the current Face Amount in this manner, the Rate Class applicable to the most recent increase in Face Amount will be eliminated first, then the Rate Class applicable to the next most recent increase, and so on, for the purposes of calculating the cost of insurance. This assumption will affect the cost of insurance under the Policy only if different Rate Classes have been applied to the current Face Amount. We currently place Insureds into standard Rate Classes or into substandard Rate Classes that involve a higher mortality risk (for example, a 200% Rate Class or a 300% Rate Class). In an otherwise identical Policy, an Insured in the standard Rate Class will have a lower cost of insurance than an Insured in a substandard Rate Class with higher mortality risks. See "Deductions and Charges -- Monthly Deduction".


     For example, assume that the initial Face Amount was $50,000 with a standard Rate Class, and that successive increases of $25,000 (at a Rate Class of 200%) and $50,000 (at a Rate Class of 300%) were added. If a decrease of $50,000 or less is requested, the amount of insurance at a 300% Rate Class will be reduced first. If a decrease of more than $50,000 is requested, the amount at a 300% Rate Class will be eliminated, and the excess over $50,000 will next reduce the amount of insurance at a 200% Rate Class.

     EFFECT OF REQUESTED CHANGES IN FACE AMOUNT. An increase or decrease in Face Amount will affect the Monthly Deduction because the cost of insurance depends upon the Face Amount. The charge for certain optional insurance benefits may also be affected. See "Deductions and Charges -- Monthly Deduction". An increase in the Face Amount will increase the Surrender Charge, but a decrease in the Face Amount will not reduce the Surrender Charge. The Surrender Charge is, however, imposed only upon lapse or total surrender of the Policy and not upon a requested decrease in Face Amount. See "Deductions and Charges -- Surrender Charge".

     An increase in the Face Amount will increase the Minimum Monthly Premium as of the effective date of the increase. Therefore, additional premium payments may be required to maintain the Death Benefit Guarantee. A decrease in the Face Amount will reduce the Minimum Monthly Premium as of the effective date of the decrease. See "Death Benefit Guarantee".

     The additional Surrender Charge on a requested increase in the Face Amount will reduce the Cash Surrender Value (which is the Accumulation Value less any Surrender Charge, Loan Amount and unpaid Monthly Deductions). If the resulting Cash Surrender Value is not sufficient to cover the Monthly Deduction, the Policy may lapse unless the Death Benefit Guarantee is in effect. See "Policy Lapse and Reinstatement -- Lapse" and "Death Benefit Guarantee".

INSURANCE PROTECTION

     As your insurance needs change, you may increase or decrease the pure insurance protection provided by the Policy (that is, the difference between the Death Benefit and the Accumulation Value) in one of several ways. These ways include:

     * increasing or decreasing the Face Amount of insurance, changing the level of premium payments, and,

     *    to a lesser extent, making a partial withdrawal under the Policy.

     Although the consequences of each of these methods will depend upon the individual circumstances, they may be generally summarized as follows:

     * A DECREASE IN THE FACE AMOUNT will, subject to the corridor percentage limitations (see "Death Benefit -- Death Benefit Options"), decrease the pure insurance protection without reducing the Accumulation Value. If the Face Amount is decreased, the Policy charges generally will decrease as well. (Note that the Surrender Charge will not be reduced. See "Deductions and Charges -- Surrender Charge".)

     * AN INCREASE IN THE FACE AMOUNT (which is generally subject to underwriting approval -- see "Death Benefit -- Requested Changes in Face Amount") will likely increase the amount of pure insurance protection, depending on the amount of Accumulation Value and the resultant corridor percentage limitation. If the insurance protection is increased, the Policy charges generally will increase as well.

     * A CHANGE IN THE LEVEL OF PREMIUM can have a variety of effects, as follows:

          UNDER THE LEVEL AMOUNT OPTION, until the corridor percentage of Accumulation Value exceeds the Face Amount, (a) an increased level of premium payments will reduce the amount of pure insurance protection, and (b) a reduced level of premium payments will increase the amount of pure insurance protection.

          UNDER THE VARIABLE AMOUNT OPTION, until the corridor percentage of Accumulation Value exceeds the Face Amount plus the Accumulation Value, the level of premium payments will not affect the amount of pure insurance protection (however, both the Accumulation Value and the Death Benefit will be increased if premium payments are increased, and reduced if premium payments are reduced).

          UNDER ANY DEATH BENEFIT OPTION, if the Death Benefit is the corridor percentage of Accumulation Value, then (a) an increased level of premium payments will increase the amount of pure insurance protection (subject to underwriting approval -- see "Payment and Allocation of Premiums -- Amount and Timing of Premiums"), and (b) a reduced level of premium payments will reduce the pure insurance protection.

     * A PARTIAL WITHDRAWAL will reduce the Death Benefit. See "Surrender Benefits -- Partial Withdrawal". However, it has a limited effect on the amount of pure insurance protection and charges under the Policy, because the decrease in the Death Benefit is usually equal to the amount of Accumulation Value withdrawn. The primary use of a partial withdrawal is to withdraw Accumulation Value. Furthermore, it results in a reduced amount of Accumulation Value and increases the possibility that the Policy will lapse.

     YOU SHOULD CONSIDER THE TECHNIQUES DESCRIBED IN THIS SECTION FOR CHANGING THE AMOUNT OF PURE INSURANCE PROTECTION UNDER THE POLICY (FOR EXAMPLE, CHANGING THE FACE AMOUNT, MAKING A PARTIAL WITHDRAWAL, AND CHANGING THE AMOUNT OF PREMIUM PAYMENTS) TOGETHER WITH THE OTHER RESTRICTIONS AND CONSIDERATIONS DESCRIBED ELSEWHERE IN THIS PROSPECTUS.

CHANGING THE DEATH BENEFIT OPTION

     After the first two Policy Years, you may change the Death Benefit Option. You must submit a written request to change the Death Benefit Option. A change in the Death Benefit Option will also change the Face Amount. If the Death Benefit Option is changed from the Level Amount Option to the Variable Amount Option, the Face Amount will be decreased by an amount equal to the Accumulation Value on the effective date of the change. You cannot change from the Level Amount Option to the Variable Amount Option if the resulting Face Amount would fall below the Minimum Face Amount (currently $25,000).

     If you request to change the Death Benefit Option from the Variable Amount Option to the Level Amount Option, we will increase the Face Amount by an amount equal to the Policy's Accumulation Value on the effective date of the change.

     An increase or decrease in Face Amount resulting from a change in the Death Benefit Option will affect the future Monthly Deductions because the cost of insurance depends upon the Face Amount. The charge for certain optional insurance benefits may also be affected. See "Deductions and Charges -- Monthly Deduction". However, a Face Amount change resulting from a change in Death Benefit Option will not affect the Surrender Charge.

     Changes in the Death Benefit Option do not currently require additional evidence of insurability.

ACCELERATED BENEFIT RIDER

     Under certain circumstances, the Accelerated Benefit Rider allows a Policy owner to accelerate benefits from the Policy that we would otherwise pay upon the Insured's death. The benefit may vary state-by-state and your registered representative should be consulted as to whether and to what extent the rider is available in a particular state and on any particular Policy. Generally, we will provide an Accelerated Benefit if the Insured has a terminal illness that will result in the death of the Insured within 12 months, as certified by a physician. The Accelerated Benefit will not be more than 50% of the amount that would be payable at the death of the Insured. The Accelerated Benefit will first be used to pay off any outstanding Policy loans and interest due. The remainder of the Accelerated Benefit will be paid in a lump sum to the Policy owner. Limitations, as described in the Accelerated Benefit Rider, may apply.

     We will establish a lien against the Policy for the amount of the Accelerated Benefit plus the administrative charge, plus interest on the lien. Any proceeds from the Policy will be first used to repay this lien. We will reduce your access to the Cash Value by the amount of the lien. We will also reduce the proceeds payable to the beneficiary by the amount of the lien. We will assess an administrative charge up to $300 at the time we pay the Accelerated Benefit. The Accelerated Benefit will not affect the premium payable on the Policy. Receipt of a benefit under the Accelerated Benefit Rider may give rise to Federal or State income tax. Consult a competent tax adviser for further information.

     The above information is not a complete summary of the Rider. All of the terms and provisions of the Accelerated Benefit Rider are set forth in the Rider and you should refer to the Rider in order to fully ascertain its benefits and limitations.


PAYMENT AND ALLOCATION OF PREMIUMS

ISSUING THE POLICY

     An individual applying for a Policy must complete an application and personally deliver it to our licensed agent. We will only issue a Policy to an applicant Age 80 or less who supplies evidence of insurability satisfactory to us. The minimum Face Amount is currently $25,000, but we reserve the right to specify a different minimum Face Amount for issuing a new Policy. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason permitted by law.

     COVERAGE. Coverage under a Policy begins on the later of the Issue Date or the date we receive at least the minimum initial premium (see immediately following section). In general, if the applicant pays at least the minimum initial premium with the application, the Issue Date will be the later of the date of the application or the date of any medical examination required by our underwriting procedures. However, if underwriting approval has not occurred within 45 days after we receive the application or if you authorize premiums to be paid by bank account monthly deduction, the Issue Date will be the date of underwriting approval.

     If you authorize premiums to be paid by government allotment, the Issue Date generally will be, subject to our underwriting approval, the first day of the month in which we receive the first Minimum Monthly Premium through government allotment, whether or not a Minimum Monthly Premium is collected with the application. If a Minimum Monthly Premium is collected with the application, it will be allocated to the Sub-Accounts of the Variable Account and the Fixed Account on the Valuation Date next following the Issue Date.

     MINIMUM INITIAL PREMIUM. The minimum initial premium is three Minimum Monthly Premiums (see "Death Benefit Guarantee"). If, however, you authorize premiums to be paid by bank account monthly deduction or government allotment, we will accept one Minimum Monthly Premium together with the required authorization forms. The Minimum Monthly Premium is specified in the Policy and determines the payments required to maintain the Death Benefit Guarantee.

ALLOCATING PREMIUMS

     You choose the initial allocation of your Net Premiums (your gross premiums less the Premium Expense Charge) to the Fixed Account and the Sub-Accounts of the Variable Account on the application for the Policy. (The Fixed Account is not available for Net Premium allocation under policies issued in New Jersey.) You may change the allocation at any time by notifying us in writing. Changes will not be effective until the date we receive your request and will only affect premiums we receive on or after that date. The new premium allocation may be 100% to any Account or divided in whole percentage points totaling 100%. We reserve the right to adjust any allocation to eliminate fractional percentages. Changing the current premium allocation will not affect the allocation of existing Accumulation Value.

     TEMPORARY INSURANCE. At the time the application is taken, you can receive temporary insurance coverage by paying a premium equal to 10% of annualized Minimum Monthly Premium. The temporary insurance will be for the Face Amount specified in the premium receipt and will be effective until the earliest of the following:

     *    The date the coverage under the Policy is effective;

     * The date you receive an offer for an alternative policy, a notice of termination of temporary insurance coverage, or notice that we have rejected the application;

     * The date of death of the proposed Insured, any proposed additional Insured, or any proposed Insured's child; or

     * The 180th day after the date of the receipt for the temporary insurance.

     CREDITING NET PREMIUMS. We will credit Net Premiums on the latest of the following dates:

     *    The Valuation Date following the date of underwriting approval;

     *    The Valuation Date on or next following the Policy Date;

     * The Valuation Date on or next following the date we receive at least the required minimum initial premium payment; or

     * In the case of Policies issued under government allotment programs, the Valuation Date next following the Issue Date.

     Until the date on which Net Premiums are credited as described above, premium payments will be held in our General Account. No interest will be earned on these premium payments during this period of time.

     REFUNDING PREMIUMS. We will return all premiums paid without interest if any of the following occur:

     *    We send notice to you that the insurance is declined;

     *    You refuse an offer for an alternative policy;

     * You do not supply required medical exams or tests within 30 days of the date of the application; or

     * You return the Policy under the limited free look right. See "Free Look and Conversion Rights -- Free Look Rights".

AMOUNT AND TIMING OF PREMIUMS

     The amount and frequency of premium payments will affect the Accumulation Value, the Cash Surrender Value, and how long the Policy will remain in force (including affecting whether the Death Benefit Guarantee is in effect -- see "Death Benefit Guarantee"). After the initial premium, you may determine the amount and timing of subsequent premium payments within the following restrictions:

     * In most cases, we will require that you pay cumulative premiums sufficient to maintain the Death Benefit Guarantee to keep the policy in force during at least the first several Policy Years. See "Death Benefit Guarantee".

     *    We may choose not to accept any premium less than $25.

     * We reserve the right to limit the amount of any premium payment. In general, during the first Policy Year we will not accept total premium payments in excess of $250,000 on the life of any Insured, whether such payments are received on a Policy or on any other insurance policy issued by us or our affiliates. Also, we will not accept any premium payment in excess of $50,000 on any Policy after the first Policy Year. We may waive any of these premium limitations.

     * We may require additional evidence of insurability satisfactory to us if any premium would increase the difference between the Death Benefit and the Accumulation Value (that is, the net amount at risk). A premium payment would increase the net amount at risk if at the time of payment the Death Benefit would be based upon the applicable corridor percentage of Accumulation Value. See "Death Benefit -- Death Benefit Options".

     * In no event may the total of all premiums paid, both scheduled and unscheduled, exceed the current maximum premium payments allowed for life insurance under Section 7702 of the Code. If at any time you pay a premium that would result in total premiums exceeding the current maximum premiums allowed, we will only accept that portion of the premium which would make total premiums equal the maximum. We will return any part of the premium in excess of that amount, and we will not accept further premiums until allowed by the current maximum premium limitations.

     * You may pay additional premiums (other than Planned Periodic Premiums) at any time while the Policy is in force. We may limit the number and amount of these additional payments.

     * If you want to make a large premium payment under this Policy, and you wish to avoid Modified Endowment Contract classification, you may contact us in writing before making the payment and we will tell you the maximum amount which you can pay into the Policy. See "Federal Tax Matters".

PLANNED PERIODIC PREMIUMS

     You may choose a Planned Periodic Premium schedule which indicates a preference as to future amounts and frequency of payment. You may pay Planned Periodic Premiums annually, semi-annually, quarterly or, if you choose, you can pay the Planned Periodic Premiums by bank account monthly deduction or government allotment.

     Your Policy will show the amount and frequency of your initial Planned Periodic Premium. You may change the Planned Periodic Premium at any time by written request. We may limit the amount of any increase. Failure to make any Planned Periodic Premium payment will not, however, necessarily result in lapse of the Policy. On the other hand, making Planned Periodic Premium payments will not guarantee that the Policy remains in force. See "Death Benefit Guarantee" and "Policy Lapse and Reinstatement".

PAYING PREMIUMS BY MAIL

     You may pay Planned Periodic Premiums and Unscheduled Additional Premiums to the Company by mailing the payments to:

     ReliaStar Life Insurance Company
     P.O. Box 1880
     Minneapolis, Minnesota 55480-1880

DEATH BENEFIT GUARANTEE

     If you meet the requirements described below, we guarantee that we will not lapse the Policy even if the Cash Surrender Value is not sufficient to cover the Monthly Deduction that is due. This feature of the Policy is called the "Death Benefit Guarantee". The Death Benefit Guarantee expires at the Insured's Age 65 (or five Policy Years, if longer).

     In general, the two most significant benefits from the Death Benefit Guarantee are as follows:

     * First, during the early Policy Years, the Cash Surrender Value (even when supplemented by the Sales Charge Refund) will generally not be sufficient to cover the Monthly Deduction, so that the Death Benefit Guarantee will be necessary to avoid lapse of the Policy. See "Policy Lapse and Reinstatement". This occurs because the Surrender Charge usually exceeds the Accumulation Value in these years. In this regard, you should consider that if you request an increase in Face Amount, an additional Surrender Charge would apply for the fifteen years following the increase, which could create a similar possibility of lapse as exists during the early Policy Years.

     * Second, to the extent the Cash Surrender Value declines due to poor investment performance, or due to an additional Surrender Charge after a requested increase, the Cash Surrender Value may not be sufficient even in later Policy Years to cover the Monthly Deduction, so that the Death Benefit Guarantee may also be necessary in later Policy Years to avoid lapse of the Policy.

     Thus, even though the Policy permits premium payments that are less than the Minimum Monthly Premiums, you may lose the significant protection provided by the Death Benefit Guarantee by paying less than the Minimum Monthly Premiums.

REQUIREMENTS FOR THE DEATH BENEFIT GUARANTEE

     The Death Benefit Guarantee will be in effect if the sum of all premiums paid minus any partial withdrawals and any loans are equal to or greater than the sum of the Minimum Monthly Premiums since the Policy Date. You must satisfy the requirements for the Death Benefit Guarantee as of each Monthly Anniversary, even though you do not have to pay premiums monthly.

     EXAMPLE: The Policy Date is January 1, 2000. The Minimum Monthly Premium is $100 per month. No Policy loans or partial withdrawals are taken and no Face Amount changes have occurred.

     Case 1. You pay $100 each month. The Death Benefit Guarantee is maintained.

     Case 2. You pay $1,000 on January 1, 2000. The $1,000 maintains the Death Benefit Guarantee without your paying any additional premiums for the next 10 months (through October 31, 2000). However, you must pay at least $100 by November 1, 2000 to maintain the Death Benefit Guarantee through November 30, 2000.

     We will determine (and the Policy will indicate) the amount of the initial Minimum Monthly Premium at issuance of the Policy. The initial Minimum Monthly Premium will depend upon the Insured's sex, Age at issue, Rate Class, optional insurance benefits added by rider, and the initial Face Amount.

     The following Policy changes may change the Minimum Monthly Premium:

     * A requested increase or decrease in the Face Amount (see "Death Benefit -- Requested Changes in Face Amount").

     * A change in the Death Benefit Option (see "Death Benefit -- Changing the Death Benefit Option").

     * The addition or termination of a Policy rider (see "General Provisions -- Optional Insurance Benefits").

     We will notify you in writing of any changes in the Minimum Monthly
Premium.

     If you have not made sufficient premium payments to maintain the Death Benefit Guarantee as of any Monthly Anniversary, we will send you notice of the premium payment required to maintain the Death Benefit Guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the Death Benefit Guarantee will terminate. The Death Benefit Guarantee cannot be reinstated.

     Even if the Death Benefit Guarantee terminates, the Policy will not necessarily lapse. For a discussion of the circumstances under which the Policy may lapse, see "Policy Lapse and Reinstatement".


ACCUMULATION VALUE

     The Accumulation Value of the Policy (that is, the total value attributable to a specific Policy in the Variable Account and the Fixed Account) is equal to the sum of the Variable Accumulation Value (the amount attributable to the Variable Account) plus the Fixed Accumulation Value (the amount attributable to the Fixed Account). You should distinguish the Accumulation Value from the Cash Surrender Value that would actually be paid to you upon total surrender of the Policy, which is the Accumulation Value less any Surrender Charge, Loan Amount and unpaid Monthly Deductions. See "Surrender Benefits -- Total Surrender". You should also distinguish the Accumulation Value from the Cash Value, which determines the amount available for Policy loans, and is the Accumulation Value less any Surrender Charge. See "Policy Loans." (During the first two Policy Years and the first two years following a requested increase in Face Amount, you may also be entitled to a Sales Charge Refund. See "Sales Charge Refund".)

     The Variable Accumulation Value will generally vary daily and will increase or decrease to reflect the investment performance of the Funds in which the Sub-Accounts of the Variable Account have been invested.

     We will increase the Variable Accumulation Value by:

     *    any Net Premiums credited to the Variable Account, and

     *    any transfers from the Fixed Account.

     We will reduce the Variable Accumulation Value by:

     *    the Monthly Deduction attributable to the Variable Account,

     *    partial withdrawals from the Variable Account,

     * any transfer and partial withdrawal charges attributable to the Variable Account, and

     * any amounts transferred from the Variable Account to the Fixed Account (including amounts transferred from the Variable Account to the Fixed Account as security for Policy loans -- see "Policy Loans").

     We will increase the Fixed Accumulation Value by:

     *    any Net Premiums credited to the Fixed Account,

     * any interest credited to the Fixed Account (determined at our discretion, but guaranteed not to be less than 4%), and

     * any amounts transferred from the Variable Account to the Fixed Account (including amounts transferred to the Fixed Account as security for Policy loans -- see "Policy Loans").

     We will reduce the Fixed Accumulation Value by:

     *    the Monthly Deduction attributable to the Fixed Account,

     *    partial withdrawals from the Fixed Account,

     * any transfer and partial withdrawal charges attributable to the Fixed Account, and

     *    any amounts transferred from the Fixed Account to the Variable
          Account.


     See Appendix B for a detailed discussion of the calculation of Accumulation Value.

ILLUSTRATION OF POLICY BENEFITS

     In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These will be based on the age and insurance risk characteristics of the Insured under your Policy and such factors as the specified face amount, death benefit option, premium payment amounts and rates of return (within limits) that you request. You can request such illustrations at any time.

     We have also filed an example of such an illustration as an exhibit to the registration statement referred to on page 51 of this Prospectus. This form of illustration is available to you upon request and is incorporated herein by reference.


SPECIALIZED USES OF THE POLICY

     Because the Policy provides for an accumulation of Cash Surrender Value as well as a Death Benefit, the Policy can be used for various individual and business financial planning purposes. Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of the Sub-Accounts to which Accumulation Value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Accumulation Value or Cash Surrender Value to fund the purpose for which the Policy was purchased. Withdrawals and Policy loans may significantly affect current and future Accumulation Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon Sub-Account investment performance and the amount of a Policy loan, the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Federal Tax Matters".


POLICY LAPSE AND REINSTATEMENT

     LAPSE. Unlike traditional life insurance policies, the failure to make a Planned Periodic Payment will not by itself cause the Policy to lapse (terminate). If the Death Benefit Guarantee is not in effect, the Policy will lapse only if, as of any Monthly Anniversary, the Cash Surrender Value plus any Sales Charge Refund is less than the Monthly Deduction due, and a grace period of 61 days expires without a sufficient payment. If (during the first two Policy Years or the first 24 Policy Months after a requested increase in Face Amount) there exists any Sales Charge Refund (see "Sales Charge Refund") sufficient to supplement the Cash Surrender Value so as to cover the Monthly Deduction, then the Sales Charge Refund will be applied by us to keep the Policy in force. The amount of Sales Charge Refund available for such application is reduced on each Monthly Anniversary as so applied. Any payment made by you after we have kept the Policy in force in this manner will first be used to reimburse us for the amount of Sales Charge Refund so applied.

     During the early Policy Years, the Cash Surrender Value (even when supplemented by the Sales Charge Refund) will generally not be sufficient to cover the Monthly Deduction, so that premium payments sufficient to maintain the Death Benefit Guarantee will be required to avoid lapse. See "Death Benefit Guarantee".

     The Policy does not lapse, and the insurance coverage continues, until the expiration of a 61-day grace period which begins on the date we send you written notice indicating that the Cash Surrender Value plus any Sales Charge Refund is less than the Monthly Deduction due. Our written notice will indicate the amount of the payment required to avoid lapse. If you do not make a sufficient payment within the grace period, then the Policy will lapse without value.

     As discussed above, any Sales Charge Refund will be applied to keep the Policy in force when the Cash Surrender Value is less than the Monthly Deduction. When a total surrender of the Policy is requested after the start of a grace period, any remaining Sales Charge Refund (not already applied to keep the Policy in force) will be so applied for the grace period, and consequently not refunded, unless the surrender request is received by us within 30 days after we mail the grace period notice to you. If such a request is timely received, you will be refunded an amount equal to any unapplied Sales Charge Refund that existed as of the Monthly Anniversary on which the Cash Surrender Value deficiency causing the grace period notice occurred, plus any unearned prepaid loan interest as of such Monthly Anniversary.

     If the Insured dies during the grace period, the proceeds payable will equal the amount of the Death Benefit on the Valuation Date on or next following the date of the Insured's death, reduced by any Loan Amount and any unpaid Monthly Deductions.

     If the Death Benefit Guarantee is in effect, we will not lapse the Policy. See "Death Benefit Guarantee".

     REINSTATEMENT. Reinstatement means putting a lapsed Policy back in force. You may reinstate a lapsed Policy by written request any time within five years after it has lapsed if it has not been surrendered for its Cash Surrender Value.

     To reinstate the Policy and any riders you must submit evidence of insurability satisfactory to us and you must pay a premium large enough to keep the Policy in force for at least two months.

     The Death Benefit Guarantee cannot be reinstated.


SURRENDER BENEFITS

     Subject to certain limitations, you may make a total surrender of the Policy or a partial withdrawal of the Policy's Cash Surrender Value by sending us a written request. We will determine the amount available for a total surrender or partial withdrawal at the end of the Valuation Period when we receive your written request. Generally, we will pay any amounts from the Variable Account upon total surrender or partial withdrawal within seven days after we receive your written request. We may postpone payments, however, in certain circumstances. See "General Provisions -- Postponement of Payments".

TOTAL SURRENDER

     You may surrender the Policy at any time for its Cash Surrender Value plus any Sales Charge Refund by making a written request. The Cash Surrender Value is the Accumulation Value of the Policy reduced by any Surrender Charge, Loan Amount and unpaid Monthly Deductions. If the Cash Surrender Value at the time of a surrender exceeds $25,000, the written request must include a Signature Guarantee.


PARTIAL WITHDRAWAL

     After the first Policy Year, you may withdraw part of the Cash Surrender Value by sending us a written request. If the amount being withdrawn exceeds $25,000, then the written request must include a Signature Guarantee. We currently allow only one partial withdrawal in any Policy Year. We currently make a $10 charge for each partial withdrawal. We guarantee that this charge will not exceed $25 for each partial withdrawal. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges". The amount of any partial withdrawal must be at least $500 and, during the first 15 Policy Years, may not be more than 20% of the Cash Surrender Value on the date we receive your written request.

     Unless you specify a different allocation, we make partial withdrawals from the Fixed Account and the Sub-Accounts of the Variable Account on a proportionate basis based upon the Accumulation Value. We will determine these proportions at the end of the Valuation Period during which we receive your written request. For purposes of determining these proportions, we first subtract any outstanding Loan Amount from the Fixed Accumulation Value.

     EFFECT OF PARTIAL WITHDRAWALS. We will reduce the Accumulation Value by the amount of any partial withdrawal. We will also reduce the Death Benefit by the amount of the withdrawal, or, if the Death Benefit is based on the corridor percentage of Accumulation Value (see "Death Benefit -- Death Benefit Options"), by an amount equal to the corridor percentage times the amount of the partial withdrawal.

     If the Level Amount Option is in effect, we will reduce the Face Amount by the amount of the partial withdrawal. When increases in the Face Amount have occurred previously, we reduce the current Face Amount by the amount of the partial withdrawal in the following order:

     (1)  The Face Amount provided by the most recent increase;

     (2)  The next most recent increases successively; and

     (3)  The Face Amount when the policy was issued.

     This assumption also applies to requested decreases in Face Amount -- see "Death Benefit -- Requested Changes in Face Amount". Thus, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the Policy. See "Death Benefit -- Requested Changes in Face Amount", "Deductions and Charges -- Monthly Deduction" and "Death Benefit -- Insurance Protection".

     We do not allow a partial withdrawal if the Face Amount after a partial withdrawal would be less than the Minimum Face Amount (currently $25,000).

     If the Variable Amount Option is in effect, a partial withdrawal does not affect the Face Amount.

     A partial withdrawal may also cause the termination of the Death Benefit Guarantee because we deduct the amount of the partial withdrawal from the total premiums paid in calculating whether you have paid sufficient premiums in order to maintain the Death Benefit Guarantee.

     Like partial withdrawals, Policy loans are a means of withdrawing money from the Policy. See "Policy Loans". A partial withdrawal or a Policy loan may have tax consequences depending on the circumstances of such withdrawal or loan. See "Federal Tax Matters".


TRANSFERS

     You may transfer all or part of the Variable Accumulation Value between the Sub-Accounts or to the Fixed Account subject to any conditions the Funds whose shares are involved may impose. (Transfers to or from the Fixed Account are not available for Policies issued in New Jersey.) You must make your transfer request in writing unless you have completed a telephone transfer authorization form. You may also direct us to automatically make periodic transfers under the Dollar Cost Averaging or Portfolio Rebalancing services as described below.

     To transfer all or part of the Variable Accumulation Value from a Sub-Account, we redeem Accumulation Units and reinvest their values in other Sub-Accounts, or the Fixed Account, as you direct in your request. We will effect transfers, and determine all values in connection with transfers, at the end of the Valuation Period during which we receive your request, except as otherwise specified for the Dollar Cost Averaging or Portfolio Rebalancing services. With respect to future Net Premium payments, however, your current premium allocation will remain in effect unless (1) you have requested the Portfolio Rebalancing service, or (2) you are transferring all of the Variable Accumulation Value from the Variable Account to the Fixed Account in exercise of conversion rights. See "Free Look and Conversion Rights -- Conversion Rights".

     Transfers from the Fixed Account to the Variable Account are subject to the following additional restrictions:

     * your transfer request must be postmarked no more than 30 days before or after the Policy Anniversary in any year, and only one transfer is permitted during this period,

     * you may only transfer up to 50% of the Fixed Accumulation Value, less any Loan Amount, unless the balance, after the transfer, would be less than $1,000, in which event you may transfer the full Fixed Accumulation Value, less any Loan Amount, and

     * you must transfer at least the lesser of $500 or the total Fixed Accumulation Value, less any Loan Amount.

     See Appendix A. Some of these restrictions may be waived for transfers due to the Portfolio Rebalancing service.

     TELEPHONE/FAX INSTRUCTIONS. You are allowed to enter certain types of instructions either by telephone or by fax if you complete a telephone/fax instruction authorization form. If you complete the form, you can enter the following types of instructions by telephone or fax:

     *    transfers between Sub-Accounts,

     *    changes of allocations among fund options.

     By completing the telephone/fax form, you agree that we will not be liable for any loss, liability, cost or expense when we act in accordance with the telephone/fax transfer instructions that we receive or are recorded on voice recording equipment. If we later determine that you did not make a telephone/fax transfer request or the request was made without your authorization, and loss results from such unauthorized transfer, you bear the risk of this loss. We consider any requests made via fax as telephone requests and such requests are bound by the conditions in the telephone/fax transfer authorization form you sign. Any fax request should include your name, daytime telephone number, Policy number and, in the case of transfers, the names of the Sub-Accounts from which and to which money will be transferred and the allocation percentage. ReliaStar will employ reasonable procedures to confirm that instructions communicated by telephone/fax are genuine. If we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone/fax instructions, providing written confirmation of such instructions, and/or tape recording telephone instructions.

     DOLLAR COST AVERAGING SERVICE. You may request this service if your Face Amount is at least $100,000 and your Accumulation Value, less any Loan Amount, is at least $5,000. If you request this service, you direct us to automatically make specific periodic transfers of a fixed dollar amount from any of the Sub-Accounts to one or more of the Sub-Accounts or to the Fixed Account. We do not permit transfers from the Fixed Account under this service. You may request that we make transfers of this type on a monthly, quarterly, semi-annual, or annual basis. This service is intended to allow you to use "Dollar Cost Averaging", a long term investment method which provides for regular investments over time. We make no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. You may discontinue this service at any time by notifying us in writing.

     If you are interested in the Dollar Cost Averaging service you may obtain a separate application form and full information concerning this service and its restrictions from us or our registered representative.

     We will discontinue the Dollar Cost Averaging service immediately (1) on receipt of any request to begin a Portfolio Rebalancing service, (2) if the Policy is in the grace period on any date when Dollar Cost Averaging transfers are scheduled, or (3) if the specified transfer amount from any Sub-Account is more than the Accumulation Value in that Sub-Account.

     We reserve the right to discontinue, modify, or suspend this service. Any such modification or discontinuation would not affect any Dollar Cost Averaging service requests already commenced.

     PORTFOLIO REBALANCING SERVICE. You may request this service if your Face Amount is at least $200,000 and your Accumulation Value, less any Loan Amount, is at least $10,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation of Accumulation Value, less any Loan Amount, among the Sub-Accounts of the Variable Account and the Fixed Account. We will also change your allocation of future Net Premium payments to be equal to this specified percentage allocation. You may request transfers under this service on a quarterly, semi-annual, or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives.

     The Accumulation Value in each Sub-Account of the Variable Account and the Fixed Account will grow or decline at different rates over time. Portfolio Rebalancing will periodically transfer Accumulation Values from those accounts that have increased in value to those accounts that have increased at a slower rate or declined in value. If all accounts decline in value, it will transfer Accumulation Values from those that have decreased less in value to those that have decreased more in value. We make no guarantees that Portfolio Rebalancing will result in a profit or protect against loss. You may discontinue this service at any time by notifying us in writing.

     If you are interested in the Portfolio Rebalancing service you may obtain a separate application form and full information concerning this service and its restrictions from us or our registered representative.

     We will discontinue this service immediately (1) on receipt of any request to change the allocation of premiums to the Fixed Account and Sub-Account of the Variable Account, (2) on receipt of any request to begin a Dollar Cost Averaging service, (3) upon receipt of any request to transfer Accumulation Value among the accounts, or (4) if the policy is in the grace period or the Accumulation Value, less any Loan Amount, is less than $7,500 on any Valuation Date when Portfolio Rebalancing transfers are scheduled.

     We reserve the right to discontinue, modify, or suspend this service. Any such modification or discontinuation could affect Portfolio Rebalancing services currently in effect, but only after 30 days notice to affected Policy owners.


     TRANSFER LIMITS. We currently do not limit the number of transfers, although we reserve the right to limit you to no more than four transfers per year. All transfers that are effective on the same Valuation Date will be treated as one transfer transaction. Transfers made due to the Dollar Cost Averaging or Portfolio Rebalancing services do not currently count toward the limit on number of transfers.

     TRANSFER CHARGES. We currently charge a $25 fee for each transfer in excess of 24 per Policy Year. We reserve the right to make a charge not to exceed $25 per transfer for any transfer. No charge currently is made for transfers to implement Dollar Cost Averaging and Portfolio Rebalancing. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges". In no event, however, will we impose any charge in connection with the exercise of a conversion right or transfers occurring as the result of Policy Loans. All transfers are also subject to any charges and conditions imposed by the Fund whose shares are involved. We will treat all transfers that are effective on the same Valuation Date as one transfer transaction for the purpose of assessing any transfer charge.



POLICY LOANS

     GENERAL. As long as the Policy remains in effect, you may borrow money from us using the Policy as security for the loan. We do reserve the right to limit loans during the first Policy year (except that persons in Indiana may take loans during the first Policy year). The maximum amount you may borrow at any time is equal to the Loan Value of the Policy, which is equal to 75% of the Cash Value (100% in Texas and 90% in Alabama, Maryland and Virginia) less the existing Loan Amount. If the Policy is in force as paid-up life insurance, the Loan Value is equal to the Cash Value on the next Policy Anniversary less any existing Loan Amount and loan interest to that date. Each Policy loan must be at least $500 ($200 in Connecticut). After Age 65, we currently allow you to borrow 100% of the Cash Surrender Value.

     You may make loan requests in writing or by telephoning us on any Valuation Date. Any loan request in excess of $25,000 will require a Signature Guarantee. Telephone loan requests cannot exceed $10,000. We currently do not require any election form to make telephone loan requests. We will employ reasonable procedures to confirm that loan requests made by telephone are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmations of such instructions and/or tape recording telephone instructions.

     Policy loans have priority over the claims of any assignee or other person. You may repay a Policy loan in whole or in part at any time on or before the date the Insured reaches Age 95, while the Insured is living.

     We will normally pay the loan proceeds to you within seven days after we receive your request. We may postpone payment of loan proceeds to you under certain circumstances. See "General Provisions -- Postponement of Payments".

     Payments you make generally will be treated as premium payments, rather than Policy loan repayments, unless you indicate that we should treat the payment otherwise or unless we decide, at our discretion, to apply the payment as a Policy loan repayment. As a result, unless you indicate that a payment is a loan repayment, all payments you make to the Policy will generally be subject to the Premium Expense Charge. See "Deductions and Charges -- Premium Expense Charge".

     IMMEDIATE EFFECT OF POLICY LOANS. When we make a Policy loan, we will segregate an amount equal to the Policy loan (which includes interest payable in advance) within the Accumulation Value of your Policy and hold it in the Fixed Account as security for the loan (this includes loans taken on policies issued in New Jersey). As described below, you will pay interest to us on the Policy loan, but we will also credit interest to you on the amount held in the Fixed Account as security for the loan. We will include the amount segregated in the Fixed Account as security for the Policy loan as part of the Fixed Accumulation Value under the Policy, but we will credit that amount with interest on a basis different from other amounts in the Fixed Account.

     Unless you specify differently, amounts held as security for the Policy loan will come proportionately from the Fixed Accumulation Value and the Variable Accumulation Value (with the proportions being determined as described below). We will transfer assets equal to the portion of the Policy loan coming from the Variable Accumulation Value from the Sub-Accounts of the Variable Account to the Fixed Account, THEREBY REDUCING THE POLICY VALUE HELD IN THE SUB-ACCOUNTS. We do not treat these transfers as transfers for the purposes of assessing the transfer charge or calculating the limit on the number of transfers.

     EFFECT ON INVESTMENT PERFORMANCE. Amounts coming from the Variable Account as security for Policy loans will no longer participate in the investment performance of the Variable Account. We will credit all amounts held in the Fixed Account as security for Policy loans (that is, the Loan Amount) with interest at an effective annual rate currently equal to 5.50% (guaranteed to be no less than 4.00%). WE WILL NOT CREDIT ADDITIONAL INTEREST TO THESE AMOUNTS. On the Policy Anniversary, we will allocate any interest credited on these amounts to the Fixed Account and the Variable Account according to the premium allocation then in effect (see "Payment and Allocation of Premiums -- Allocation of Premiums").

     Although you may repay Policy loans in whole or in part at any time before the Insured's Age 95, Policy loans will permanently affect the Policy's potential Accumulation Value. As a result, to the extent that the Death Benefit depends upon the Accumulation Value (see "Death Benefit -- Death Benefit Options"), Policy loans will also affect the Death Benefit under the Policy. This effect could be favorable or unfavorable depending on whether the investment performance of the assets allocated to the Sub-Account(s) is less than or greater than the interest being credited on the assets transferred to the Fixed Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under the Policy will be lower when such interest credited is less than the investment performance of assets held in the Sub-Account(s).

     EFFECT ON POLICY COVERAGE. We will notify you if, on any Monthly Anniversary, the Loan Amount is greater than the Accumulation Value, plus any Sales Charge Refund, less the then applicable Surrender Charge. If we do not receive sufficient payment within 61 days from the date we send notice to you, the Policy will lapse and terminate without value. Our written notice to you will indicate the amount of the payment required to avoid lapse. The Policy may, however, later be reinstated. See "Policy Lapse and Reinstatement".

     A Policy loan may also cause termination of the Death Benefit Guarantee, because we deduct the Loan Amount from the total premiums paid in calculating whether you have paid sufficient premiums in order to maintain the Death Benefit Guarantee. See "Death Benefit Guarantee".

     We will reduce proceeds payable upon the death of the Insured by any Loan Amount.

     INTEREST. The interest rate charged on Policy loans will be an annual rate of 7.40%, payable in advance. After the 10th Policy Year, we currently charge interest at an annual rate of 5.21%, payable in advance, on that portion of your Loan Amount that is not in excess of (1) the Accumulation Value, less (2) the total of all premiums paid less all partial withdrawals. We will charge interest on any excess of this amount at the annual rate of 7.40%, payable in advance.

     Interest is payable in advance (for the rest of the Policy Year) at the time any Policy loan is made and at the beginning of each Policy Year thereafter (for that entire Policy Year). If you do not pay interest when due, we will deduct it from the Cash Surrender Value as an additional Policy loan (see "Immediate Effect of Policy Loans" above) and we will add it to the existing Loan Amount.

     Because we charge interest in advance, any interest that we have not earned will be refunded to you upon lapse or surrender of the Policy or repayment of the Policy Loan.

     REPAYMENT OF LOAN AMOUNT. You may repay the Loan Amount any time while the Insured is living before the Insured reaches Age 95 (see "Paid-Up Life Insurance Option"). If not repaid, we will deduct the Loan Amount from any amount payable under the Policy. As described above, unless you provide us with notice to the contrary, we generally will treat any payments on the Policy as premium payments, which are subject to the Premium Expense Charge, rather than repayments on the Loan Amount. Any repayments on the Loan Amount will result in amounts being reallocated from the Fixed Account and to the Sub-Accounts of the Variable Account according to your current premium allocation.

     TAX CONSIDERATIONS. A Policy loan may have tax consequences depending on the circumstances of the loan. See "Federal Tax Matters".


FREE LOOK AND CONVERSION RIGHTS

FREE LOOK RIGHTS

     The Policy provides for a "free look" period after application for and issuance of the Policy. The Policy also provides for a "free look" period after any requested increase in Face Amount.

     CANCELLATION. During the free look period you have a right to return the Policy for cancellation and receive a refund of premiums paid for the Policy or the increase. You must return the Policy to us or your agent and ask us to cancel the Policy or cancel your increase by the latest of:

     * Midnight of the 20th day after receiving the Policy or a new Policy Data Page;

     * Midnight of the 20th day after a written Notice of Right of Withdrawal is mailed or delivered to you; or

     * Midnight of the 45th day after the date your application for the Policy or the request for increase is signed.

     Upon requesting cancellation of the increase, you will receive a refund, if you so request, or otherwise a restoration to the Policy's Accumulation Value (allocated among the Fixed Account and the Sub-Accounts of the Variable Account as if it were a Net Premium payment), in an amount equal to all Monthly Deductions attributable to the increase in Face Amount, including rider costs arising from the increase.

CONVERSION RIGHTS

     During the first two Policy Years and the first two years following a requested increase in Face Amount, we are required to provide you with an option to convert the Policy or any requested increase in Face Amount to a life insurance policy under which the benefits do not vary with the investment experience of the Variable Account. For policies issued in all states, except Connecticut and New Jersey, we make this option available by permitting you to transfer all or a part of your Variable Accumulation Value to the Fixed Account. For policies issued in Connecticut and New Jersey, you may exchange this Policy for a different permanent fixed benefit life insurance policy that we offer in those states. The two conversion right options are discussed below.

     GENERAL OPTION. In all states except Connecticut and New Jersey, you may exercise your conversion right by transferring all or any part of your Variable Accumulation Value to the Fixed Account. If, at any time during the first two Policy Years or the first two years following a requested increase in Face Amount, you request transfer from the Variable Account to the Fixed Account and indicate that you are making the transfer in exercise of your conversion right, we will not assess any transfer charge on the transfer and the transfer will not count against the limit on the number of transfers. At the time of such transfer, there is no effect on the Policy's Death Benefit. Face Amount, net amount at risk, Rate Class(es) or Issue Age -- only the method of funding the Accumulation Value under the Policy will be affected. See "Death Benefit", "Accumulation Value" and Appendix A, "The Fixed Account".

     If you transfer all of the Variable Accumulation Value from the Variable Account to the Fixed Account and indicate that you are making this transfer in exercise of your Conversion Right, we will automatically credit all future premium payments on the policy to the Fixed Account unless you request a different allocation.

     CONNECTICUT AND NEW JERSEY. During the first two policy years and during the first 24 months following a requested increase in Face Amount, you may convert the Policy or the Face Amount increase to any fixed benefit whole life insurance policy we offer. We will not require any evidence of insurability for the conversion. In order to convert to a new policy, we must receive a written conversion request. If the entire Policy is being converted, you must surrender the Policy to us. The conversion must be made while the Policy is in force; and any outstanding Loan Amount must be repaid.

     The new policy will have the same Issue Age and rate class as the Policy. If you are converting the entire Policy, the effective date of the conversion will be the date on which we receive both your written conversion request and the Policy. If you are converting a Face Amount increase, the effective date of the conversion will be the date on which we receive your written conversion request.

     On the effective date of the conversion, the new policy will have, at your option, either:

     (1) A death benefit which is equal to the Death Benefit of the Policy on the effective date of the conversion, or in the case of a Face Amount increase, a death benefit equal to the increase in Face Amount; or

     (2) A net amount at risk which equals the Death Benefit of the Policy on the effective date of the conversion, less the Accumulation Value on that date, or in the case of a Face Amount increase, a net amount at risk which equals the Face Amount increase on the effective date of conversion less the Accumulation Value on that date which is considered to be part of the Face Amount increase.

     The conversion will be subject to an equitable adjustment in payments and Policy values to reflect variances, if any, in the payments and Policy values under the Policy and the new policy. We may require an additional premium payment. The new Policy's provisions and charges will be the same as those that would have been in effect had the new Policy been issued on the Policy Date.


ADDITIONAL INFORMATION ON THE INVESTMENTS OF THE VARIABLE ACCOUNT

INVESTMENT LIMITS

     Although the Variable Account currently consists of 34 investment options, we currently only permit you to participate in a maximum of 17 investment options over the lifetime of your Policy. You do not have to choose your investment options in advance, but once you participate in the 17th Fund since your Policy was issued, you would only be able to transfer within those 17 Funds already used and which are still available.


     The Fund shares may be available to fund benefits under both variable annuity and variable life contracts and policies. This could result in an irreconcilable conflict between the interests of the holders of the different types of variable contracts. The Funds have advised us that they will monitor for such conflicts and will promptly provide us with information regarding any such conflicts should they arise or become imminent, and we will promptly advise the Funds if we become aware of any such conflicts. If any such material irreconcilable conflict arises, we will arrange to eliminate and remedy such conflict up to and including establishing a new management investment company and segregating the assets underlying the variable policies and contracts at no cost to the holders of the policies and contracts.

     There also is a possibility that one Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in another Fund's prospectus.

     The Funds distribute dividends and capital gains. However, we automatically reinvest distributions in additional Fund shares, at net asset value. The Sub-Account receives the distributions which are then reflected in the Unit Value of that Sub-Account. See "Accumulation Value".

     ReliaStar has entered into service arrangements with the managers or distributors of certain of the Funds. Under these arrangements, ReliaStar or its affiliates may receive compensation from affiliates of the Funds. This compensation is for providing administrative, recordkeeping, distribution and other services to the Funds or their affiliates. Such compensation is paid based upon assets invested in the particular Funds, or based on the aggregated net asset goals. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one Fund to another.


ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

     We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the Variable Account or that the Variable Account may purchase.

     * We reserve the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in a new Fund, or in shares of another investment company, with a specified investment objective. We may establish new Sub-Accounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new Sub-Accounts available to existing Policy owners on a basis we determine.

     * We may eliminate one or more Sub-Accounts, or prohibit additional new premium or transfers into a Sub-Account, if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

     * We reserve the right to eliminate the shares of any of the Funds and to substitute shares of another Fund or of another open-end, registered investment company. We will not substitute any shares attributable to your interest in a Sub-Account of the Variable Account without notice and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

          Nothing contained herein shall prevent the Variable Account from:

     *    Purchasing other securities of other Funds or classes of policies,

     * Permitting a conversion between Funds or classes of policies on the basis of requests made by Policy owners, or

     * Substituting the shares of one fund for shares of another fund in the event of a merger of funds or similar transaction.

     In the event of any such substitution, deletion or change, we may make appropriate changes in this and other policies to reflect such substitution, deletion or change. If you allocated all or a portion of your investments to any of the current funds that are being substituted for or deleted, you may transfer the portion of the Accumulation Value affected without paying a transfer charge.

     If we deem it to be in the best interests of persons having voting rights under the Policies, we may:

     *    operate the Variable Account as a management company under the 1940
          Act,

     * deregister the Variable Account under the 1940 Act in the event such registration is no longer required, or

     *    combine the Variable Account with our other separate accounts.


VOTING RIGHTS

     You have the right to instruct us how to vote the Fund shares attributable to the Policy at regular meetings and special meetings of the Funds. We will vote the Fund shares held in Sub-Accounts according to the instructions received, as long as:

     * The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940; and

     *    The Variable Account's assets are invested in Fund shares.

     If we determine that, because of applicable law or regulation, we do not have to vote according to the voting instructions received, we will vote the Fund shares at our discretion.

     All persons entitled to voting rights and the number of votes they may cast are determined as of a record date, selected by us, not more than 90 days before the meeting of the Fund. All Fund proxy materials and appropriate forms used to give voting instructions will be sent to persons having voting interests.

     We will vote any Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Policy owners, in proportion to the instructions received from all Policy owners having a voting interest in the Fund. Any Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund, and will be voted in the same manner as are the respective account's votes.

     Owning the Policy does not give you the right to vote at meetings of our stockholders.

     DISREGARDING VOTING INSTRUCTIONS. We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of any Fund or to approve or disapprove an investment advisory contract for any Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of any Fund if we reasonably disapprove of such changes. We would disapprove a change only if the proposed change is contrary to state law or prohibited by state regulatory authorities, or we determine that the change would have an adverse effect on the Variable Account in that the proposed investment policy for a Fund may result in speculative or unsound investments. In the event we do disregard voting instructions, we will include a summary of that action and the reasons for such action in the next annual report to owners.


PAID-UP LIFE INSURANCE OPTION

     Before Age 95, if the Insured is living and the Policy is in force, you may make a written request to direct us to apply the Cash Surrender Value of the Policy to purchase paid-up life insurance. If the insured is living at Age 95 and the Policy is in force, the Cash Surrender Value of the Policy will automatically be applied to purchase paid-up life insurance unless the Insured notifies us in writing before Age 95 that the Cash Surrender Value should be paid in cash. The amount by which any paid-up insurance will exceed its cash value cannot be greater than the amount by which the Policy's Death Benefit exceeds the Policy's Accumulation Value. We will pay you in cash any Cash Surrender Value not used to purchase paid-up life insurance. Any cash paid out or Policy loans forgiven may be considered a taxable event.


GENERAL PROVISIONS

OWNERSHIP

     While the Insured is alive, subject to the Policy's provisions you may:

     *    Change the amount and frequency of premium payments.

     *    Change the allocation of premiums.

     *    Change the Death Benefit Option.

     *    Change the Face Amount.

     *    Make transfers between accounts.

     *    Surrender the Policy for cash.

     *    Make a partial withdrawal for cash.

     *    Receive a cash loan.

     *    Assign the Policy as collateral.

     *    Change the beneficiary.

     *    Transfer ownership of the Policy.

     *    Enjoy any other rights the Policy allows.

PROCEEDS

     At the Insured's death, the proceeds payable include the Death Benefit then in force:

     * Plus any additional amounts provided by rider on the life of the Insured;

     *    Plus any Policy loan interest that we have collected but not earned;

     *    Minus any Loan Amount; and

     *    Minus any unpaid Monthly Deductions.

BENEFICIARY

     You may name one or more beneficiaries on the application when you apply for the Policy. You may later change beneficiaries by written request. You may also name a beneficiary whom you cannot change without his or her consent (irrevocable beneficiary). If no beneficiary is surviving when the Insured dies, we will pay the Death Benefit to you, if surviving, or otherwise to your estate.

POSTPONEMENT OF PAYMENTS

     We generally make payments from the Variable Account for Death Benefits, cash surrender, partial withdrawal, or loans within seven days after we receive all the documents required for the payments.

     We may, however, delay making a payment when we are not able to determine the Variable Accumulation Value because (1) the New York Stock Exchange is closed, other than customary weekend or holiday closings, or the SEC restricts trading on the New York Stock Exchange, (2) the SEC by order permits postponement for the protection of Policyholders, or (3) an emergency exists, which makes disposing of securities not reasonably practicable or which makes it not reasonably practicable to determine the value of the Variable Account's net assets. We may also postpone transfers and allocation to and from any Sub-Account of the Variable Account under these circumstances.

     We may delay any of the payments that we make from the Fixed Account for up to six months from the date we receive the documents required. We will pay interest at an effective annual rate of 4.00% if we delay payment more than 30 days. We will not credit any additional interest to any delayed payments. The time a payment from the Fixed Account may be delayed and the rate of interest paid on such amounts may vary among states.

SETTLEMENT OPTIONS

     Settlement Options are ways you can choose to have the Policy's proceeds paid. These options apply to proceeds paid:

     *    At the Insured's death.

     *    On total surrender of the Policy.

     We pay the proceeds to one or more payees. We may pay the proceeds in a lump sum or we may apply the proceeds to one of the following Settlement Options. You may request that we use a combination of options. You must apply at least $2,500 to any Option for each payee under that Option. Under an installment Option, each payment must be at least $25. We may adjust the interval to make each payment at least $25.

     Proceeds applied to any Option no longer earn interest at the rate applied to the Fixed Account or participate in the investment performance of the Funds.

     Option 1 --  Proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval.

     Option 2 --  Proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid.

     Option 3 --  Proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid.

     Option 4 --  The proceeds provide an annuity payment with a specified number of months "certain". The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee.

     Option 5 --  The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life.

     Option 6 --  The proceeds are used to provide an annuity based on the rates in effect when the proceeds are applied. We do not apply this Option if a similar Option would be more favorable to the payee at that time.

     INTEREST ON SETTLEMENT OPTIONS. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on funds that we consider to be in the same classification based on the Option, restrictions on withdrawal, and other factors. The interest rate will never be less than an effective annual rate of 3.50%.

     In determining amounts to be paid under Options 3 and 4, we assume interest at an effective annual rate of 3.50%. Also, for Option 3 and "certain" periods under Option 4, we credit any excess interest we may declare on funds that we consider to be in the same classification based on the Option, restrictions on withdrawal, and other factors.

INCONTESTABILITY

     After the Policy has been in force during the Insured's lifetime for two years from the Policy's Issue Date, we cannot claim the Policy is void or refuse to pay any proceeds unless the Policy has lapsed.

     If you make a Face Amount increase or a premium payment which requires proof of insurability, the corresponding Death Benefit increase has its own two-year contestable period measured from the effective date of the increase.

     If the Policy is reinstated, we measure the contestable period from the date of reinstatement with respect to statements made on the application for reinstatement.

MISSTATEMENT OF AGE AND SEX

     If the Insured's Age or sex or both are misstated (except where unisex rates apply), the Death Benefit will be the amount that the most recent cost of insurance would purchase using the current cost of insurance rate for the correct Age and sex.

SUICIDE

     If the Insured commits suicide, whether sane or insane, within two years of the Policy's Issue Date (one year in Colorado and North Dakota), we do not pay the Death Benefit. Instead, we refund all premiums paid for the Policy and any attached riders, minus any Loan Amounts and partial withdrawals.

     If you make a Face Amount increase or a premium payment which requires proof of insurability, the corresponding Death Benefit increase has its own two-year suicide limitation for the proceeds associated with that increase. If the Insured commits suicide, whether sane or insane, within two years of the effective date of the increase, we pay the Death Benefit prior to the increase and refund the cost of insurance for that increase.

TERMINATION

     The Policy terminates when any of the following occurs:

     *    The Policy lapses. See "Policy Lapse and Reinstatement".

     *    The Insured dies.

     *    You surrender the Policy for its Cash Surrender Value.

     * We amend the Policy according to the amendment provision described below and you do not accept the amendment.

     *    The Policy matures. See "Paid-Up Life Insurance Option".

AMENDMENT

     We reserve the right to amend the Policy in order to include any future changes relating to the following:

     *    Any SEC rulings and regulations.

     * The Policy's qualification for treatment as a life insurance policy under the following:

          --   The Code, as amended.

          --   Internal Revenue Service rulings and regulations.

          --   Any requirements imposed by the Internal Revenue Service.

REPORTS

     ANNUAL STATEMENT. We will send you an Annual Statement once each year, showing the Face Amount, Death Benefit, Accumulation Value, Cash Surrender Value, Loan Amount, premiums paid, Planned Periodic Premiums, interest credits, partial withdrawals, transfers, and charges since the last statement.

     Additional statements are available upon request. We may make a charge not to exceed $50.00 for each additional Annual Statement you request.

     PROJECTION REPORT. Upon request, we will provide you a report projecting future results based on the Death Benefit Option you specify, the Planned Periodic Premiums you specify, and the Accumulation Value of your Policy at the end of the prior Policy Year. We may make a charge not to exceed $50 for each Projection Report you request after the first report and after the first report in a Policy Year.


     OTHER REPORTS. The Company will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law.

     To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by ReliaStar Life or an affiliate. Call 1-800-456-6965 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in all future mailings.


DIVIDENDS

     The Policy does not entitle you to participate in our surplus. We do not pay you dividends under the Policy.

     The Sub-Account receives any dividends paid by the related Fund. Any such dividend is credited to you through the calculation of the Sub-Account's daily Unit Value.

COLLATERAL ASSIGNMENT

     You may assign the benefits of the Policy as collateral for a debt. This limits your rights to the Cash Surrender Value and the beneficiary's rights to the proceeds. An assignment is not binding on us until we receive written notice.

OPTIONAL INSURANCE BENEFITS

     The Policy can include additional benefits, in the form of riders to the Policy, if our requirements for issuing such benefits are met. We currently offer the following benefit riders, although some riders may not be available in some states:

     ACCELERATED BENEFIT RIDER. Under certain circumstances we pay a part of the Death Benefit to you when the Insured has been diagnosed as having a terminal illness. See "Accelerated Benefit Rider".

     ACCIDENTAL DEATH BENEFIT RIDER. Provides an additional benefit if the Insured dies from an accidental injury.

     ADDITIONAL INSURED RIDER. Provides a 10 year, guaranteed level premium and level term coverage for the Insured, the Insured's spouse, or a child of the Insured.

     WAIVER OF MONTHLY DEDUCTION RIDER. The Monthly Deduction for the Policy is waived while the Insured is totally disabled under the terms of the rider.

     CHILDREN'S INSURANCE RIDER. Provides up to $10,000 of term life insurance on the life of each of the Insured's children.

     COST OF LIVING INCREASE RIDER. Provides optional increases in Face Amount on the life of the Insured every two years based on the cost of living without evidence of insurability.

     WAIVER OF SPECIFIED PREMIUM RIDER. Contributes a specified amount of premium to the Policy each month while the Insured is totally disabled under the terms of the rider.


FEDERAL TAX MATTERS

INTRODUCTION

     The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon the Company's understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (the "IRS").

     Any qualified plan contemplating the purchase of a life policy should consult a tax advisor.

TAX STATUS OF THE POLICY

     In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, the Company believes that a Policy issued on the basis of a standard risk class should satisfy the applicable requirements. There is less guidance with respect to Policies issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), and it is not clear whether such a Policy would satisfy the applicable requirements, particularly if the owner pays the full amount of premiums permitted under the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, the Company may take appropriate steps to bring the Policy into compliance with such requirements and reserves the right to restrict Policy transactions in order to do so.

     In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their policies due to their ability to exercise investment control over these assets. Where this is the case, the policy owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of an owner to allocate premium payments and Policy Accumulation Values, have not been explicitly addressed in published rulings. While the Company believes that the Policies do not give owners investment control over Variable Account assets, the Company reserves the right to modify the Policies as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Policy.

     In addition, the Code requires that the investments of the Variable Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

     The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     IN GENERAL. The Company believes that the Death Benefit under a Policy should be excludible from the gross income of the Beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each owner or beneficiary. A tax advisor should be consulted on these consequences.

     Generally, the owner will not be deemed to be in constructive receipt of the Policy Accumulation Value until there is a distribution. When distributions from a Policy occur, including payments arising from any maturity benefits, or when loans are taken out from or secured by (e.g., by assignment), a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."

     MODIFIED ENDOWMENT CONTRACTS. Under the Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven Policy Years. Certain changes in a Policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A current or prospective owner should consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract. The Company will monitor the Policies, however, and will attempt to notify an owner on a timely basis if it believes that such owner's Policy is in jeopardy of becoming a Modified Endowment Contract.

     DISTRIBUTIONS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

     (1) All distributions, including distributions upon surrender and withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned Policy Accumulation Value (Cash Surrender Value for surrenders) immediately before the distribution plus prior distributions over the owner's total investment in the Policy at that time. "Total investment in the Policy" means the aggregate amount of any premiums or other considerations paid for a Policy, plus any previously taxed distributions, minus any credited dividends.

     (2) Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly.

     (3) A 10 percent additional income tax is imposed on the amount included in income except where distribution or loan is made when the owner has attained age 591/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary or designated beneficiary.

     DISTRIBUTIONS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions from a Policy that is not a Modified Endowment Contract are generally treated first as a recovery of an owner's investment in the Policy and only after the recovery of all investment in the Policy as taxable income.

However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

     Loans from or secured by a Policy that is not a Modified Endowment Contract are not treated as distributions.

     Finally, neither distributions from nor loans from or secured by a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional tax.

     POLICY LOANS. In general, interest on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

     MULTIPLE POLICIES. All Modified Endowment Contracts that we (or our affiliates) issue to the same owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

TAXATION OF RELIASTAR LIFE INSURANCE COMPANY

     We do not initially expect to incur any income tax burden upon the earnings or the realized capital gains attributable to the Variable Account. Based on this expectation, we currently make no charge to the Variable Account for Federal income taxes which may be attributable to the Account. If, however, we determine that we may incur such tax burden, we may assess a charge for such burden from the Variable Account.

     We may also incur state and local taxes, in addition to premium taxes, in several states. At present these taxes are not significant. If there is a material change in state or local tax laws, we may make charges for such taxes, if any, attributable to the Variable Account.

POSSIBLE CHANGES IN TAXATION

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor with respect to legislative developments and their effect on the Policy.

OTHER CONSIDERATIONS

     The foregoing discussion is general and is not intended as tax advice. Any person concerned about these tax implications should consult a competent tax advisor. This discussion is based on our understanding of the present Federal income tax laws as they are currently interpreted by the IRS. We make no representation as to the likelihood of continuation of these current laws and interpretations. In addition, the foregoing discussion is not exhaustive and special rules not described in this Prospectus may be applicable in certain situations. Moreover, we have made no attempt to consider any applicable state or other tax laws.


LEGAL DEVELOPMENTS REGARDING EMPLOYMENT -- RELATED BENEFIT PLANS

     The Policy is based on actuarial tables which distinguish between men and women and therefore provide different benefits to men and women of the same Age. Employers and employee organizations should consider, in consultation with legal counsel, the impact of the Supreme Court decision of July 6, 1983 in ARIZONA GOVERNING COMMITTEE V. NORRIS. That decision stated that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Employers and employee organizations should also consider, in consultation with legal counsel, the impact of Title VII generally, and comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Policy may be purchased.


     Because of the NORRIS decision, the charges under the Policy that vary depending on sex may in some cases not vary on the basis of the Insured's sex. Unisex rates to be provided by us will apply, if requested on the application, for tax-qualified plans and those plans where an employer believes that the NORRIS decision applies. In this case, references made to the mortality tables applicable to this Policy are to be disregarded and substituted with an 80% male 20% female blend of the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Last Birthday.

DISTRIBUTION OF THE POLICIES

     We intend to sell the Policies in all jurisdictions where we are licensed.

     The Policies will be distributed by the general distributor, Washington Square Securities, Inc., (WSSI), a Minnesota corporation, which is an affiliate of ours. WSSI is a securities broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. It is primarily a mutual funds dealer and has dealer agreements under which it markets shares of many mutual funds. It also markets limited partnerships and other tax-sheltered or tax-deferred investments, and acts as general distributor (principal underwriter) for variable annuity products issued by us. The Policies may also be sold through other broker-dealers authorized by WSSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.

     The Policies will be sold by licensed insurance agents who are also registered representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. Registered representatives who sell the Policies will receive commissions based on a commission schedule. In the first Policy Year, commissions generally will be no more than 50% of the premiums paid up to the annualized Minimum Monthly Premium, plus 2% of additional premiums. In any subsequent Policy Year, commissions generally will be 2% of premiums paid in that year. Corresponding commissions will be paid upon a requested increase in Face Amount. In addition, a commission of .25% of the average monthly Accumulation Value excluding any Loan Amount during each Policy Year may be paid. Further, registered representatives may be eligible to receive certain overrides and other benefits based on the amount of earned commissions.



     For all Policies which use the Select*Life Variable Account, the aggregrate amount paid to WSSI under the Distribution Agreement was $51,164,472 in 1999, $46,485,880 in 1998, and $34,572,698 in 1997.



MANAGEMENT


     The following is a list of the current directors and executive officers of the Company, their principal occupation and business experience.

                                            PRINCIPAL OCCUPATION
DIRECTORS AND OFFICERS                    AND BUSINESS EXPERIENCE
----------------------                    -----------------------

Richard R. Crowl(2)         Senior Vice President, General Counsel and Secretary
                            of ReliaStar Financial Corp. since 1996; Senior Vice
                            President and General Counsel of
                            Security-Connecticut Life Insurance Company since
                            1997; Senior Vice President and General Counsel of
                            ReliaStar Life Insurance Company, Northern Life
                            Insurance Company, and ReliaStar Life Insurance
                            Company of New York since 1996; Senior Vice
                            President and General Counsel of ReliaStar United
                            Services Life Insurance Company from 1996 to 1998 at which time this company merged into ReliaStar Life
                            Insurance Company; Senior Vice President and General
                            Counsel of ReliaStar Investment Research, Inc.
                            (formerly known as Washington Square Advisers, Inc.)
                            since 1986; Vice President and Associate General
                            Counsel of ReliaStar Financial Corp. from 1989 to
                            1996; Vice President and Associate General Counsel of ReliaStar Life Insurance Company from 1985 to
                            1996; Director and Senior Vice President of various subsidiaries of ReliaStar Financial Corp.

Michael J. Dubes(2)         President and Chief Executive Officer of Northern
                            Life Insurance Company since 1994; Senior Vice
                            President of ReliaStar Life Insurance Company since
                            1987; Senior Vice President of Security-Connecticut
                            Life Insurance Company since 1999; Chairman of
                            Washington Square Securities, Inc. from 1987 to
                            1994; Senior Vice President of ReliaStar Financial
                            Corp. since 1997; Director and Officer of various subsidiaries of ReliaStar Financial Corp.

                                            PRINCIPAL OCCUPATION
DIRECTORS AND OFFICERS                    AND BUSINESS EXPERIENCE
----------------------                    -----------------------

Wayne R. Huneke(2)          Senior Executive Vice President of ReliaStar
                            Financial Corp. and ReliaStar Life Insurance Company since 1999; Senior Vice President of ReliaStar
                            Financial Corp. and ReliaStar Life Insurance Company from 1994 to 1999; Chief Financial Officer and
                            Treasurer of ReliaStar Financial Corp. and ReliaStar
                            Life Insurance Company from 1994 to 1997; Director and Officer of various subsidiaries of ReliaStar
                            Financial Corp.

Dewette Ingham, Jr.(1)      Senior Vice President of ReliaStar Financial Corp.
                            since 1998; Corporate Vice President of R.R.
                            Donnelley & Sons Company from 1993 to 1998; Director of ReliaStar Life Insurance Company.

Mark S. Jordahl(2)          President and Chief Executive Officer of ReliaStar
                            Investment Research, Inc. since 1998; Senior Vice
                            President and Chief Investment Officer of ReliaStar
                            Life Insurance Company and ReliaStar Financial Corp.
                            since 1998; Senior Vice President of
                            Security-Connecticut Life Insurance Company since
                            1998; Vice President of ReliaStar Life Insurance
                            Company and ReliaStar Financial Corp. from 1987 to
                            1998; Director and Officer of various subsidiaries of ReliaStar Financial Corp.

Kenneth U. Kuk(2)           Executive Vice President of ReliaStar Financial
                            Corp. and ReliaStar Life Insurance Company since
                            1999; Senior Vice President of ReliaStar Financial
                            Corp. and ReliaStar Life Insurance Company from 1996 to 1999; Vice President of ReliaStar Life Insurance
                            Company from 1996 to 1998; Vice President of
                            ReliaStar Financial Corp. from 1991 to 1998;
                            President of Washington Square Advisers, Inc. from
                            1995 to 1998; Chairman of ReliaStar Mortgage
                            Corporation from 1988 to 1998; Director and Officer of various subsidiaries of ReliaStar Financial Corp.

Susan W. A. Mead(2)         Vice President of ReliaStar Financial Corp. and
                            ReliaStar Life Insurance Company since 1996;
                            President, ReliaStar Document Management Center
                            (formerly known as ReliaStar Printing and Fulfillment Services) of ReliaStar Financial Corp.
                            since 1996; Second Vice President of ReliaStar
                            Financial Corp. and ReliaStar Life Insurance Company from 1992 to 1996; Director and Officer of various subsidiaries of ReliaStar Financial Corp.

William R. Merriam(2)       Executive Vice President of ReliaStar Life Insurance
                            Company since 1999; Senior Vice President of
                            ReliaStar Life Insurance Company from 1991 to 1999.

James R. Miller(2)          Senior Vice President, Chief Financial Officer and
                            Treasurer of ReliaStar Financial Corp. and ReliaStar
                            Life Insurance Company since 1997; Executive Vice
                            President and Chief Operating Officer of Northern
                            Life Insurance Company from 1992 to 1997; Vice
                            President of ReliaStar Financial Corp. from 1985 to
                            1992; Director and Officer of various subsidiaries of ReliaStar Financial Corp.

Robert C. Salipante(2)      Chairman of Security-Connecticut Life Insurance
                            Company since 2000; President and Chief Operating
                            Officer of ReliaStar Financial Corp. and ReliaStar
                            Life Insurance Company since 1999; Senior Vice
                            President of ReliaStar Financial Corp. and ReliaStar
                            Life Insurance Company from 1996 to 1999; Vice
                            Chairman of ReliaStar Life Insurance Company of New
                            York since 1999; President and Chief Executive
                            Officer of ReliaStar Life Insurance Company of New
                            York from 1998 to 1999; Senior Vice President of
                            ReliaStar Financial Corp. from 1994 to 1996; Senior
                            Vice President and Chief Financial Officer of
                            ReliaStar Financial Corp. from 1992 to 1994;
                            Director and Officer of various subsidiaries of ReliaStar Financial Corp.

                                            PRINCIPAL OCCUPATION
DIRECTORS AND OFFICERS                    AND BUSINESS EXPERIENCE
----------------------                    -----------------------

John G. Turner(2)           Chairman and Chief Executive Officer of ReliaStar
                            Financial Corp. and ReliaStar Life Insurance Company since 1993; Chairman of ReliaStar United Services
                            Life Insurance Company from 1995 until its merger with ReliaStar Life Insurance Company in 1998;
                            Chairman of ReliaStar Life Insurance Company of New
                            York since 1995; Chairman of Northern Life Insurance
                            Company since 1992; Director and Officer of various subsidiaries of ReliaStar Financial Corp.

James R. Gelder(3)          President and Chief Executive Officer of ReliaStar
                            Life Insurance Company of New York since 1999;
                            Senior Vice President of ReliaStar Life Insurance
                            Company since 1999; Executive Vice President of
                            ReliaStar Life Insurance Company of New York from
                            1998 to 1999; President and Chief Executive Officer of Security-Connecticut Life Insurance Company since
                            1998; Executive Vice President and Chief Operating
                            Officer of Security-Connecticut Life Insurance
                            Company from 1997 to 1998; Vice President of
                            ReliaStar Life Insurance Company from 1994 to 1999;
                            Director and Officer of various subsidiaries of ReliaStar Financial Corp.

Paul H. Gulstrand(3)        Senior Vice President of ReliaStar Life Insurance
                            Company since 1999; Vice President of ReliaStar Life
                            Insurance Company from 1996 to 1999; Second Vice
                            President of ReliaStar Life Insurance Company from
                            1995 to 1996; Regional Vice President of ReliaStar
                            Life Insurance Company from 1994 to 1995.

Blake W. Mohr(3)            Senior Vice President of ReliaStar Life Insurance
                            Company since 1999; Vice President of ReliaStar Life
                            Insurance Company from 1997 to 1999; Second Vice
                            President of ReliaStar Life Insurance Company from
                            1993 to 1997.

Roger A. Weber(3)           Senior Vice President of ReliaStar Life Insurance
                            Company since 1999; Vice President of ReliaStar Life
                            Insurance Company from 1996 to 1999; Vice President and Chief Auditor of ReliaStar Financial Corp. and
                            ReliaStar Life Insurance Company in 1996; Second
                            Vice President and Auditor of ReliaStar Financial
                            Corp. and ReliaStar Life Insurance Company from 1989 to 1996.

Theresa A. Wurst(3)         Senior Vice President of ReliaStar Life Insurance
                            Company since 1999; Vice President of ReliaStar Life
                            Insurance Company from 1993 to 1999.

------------------
(1) Director of ReliaStar Life Insurance Company

(2) Director and Officer of ReliaStar Life Insurance Company

(3) Officer of ReliaStar Life Insurance Company

     The Executive Committee of our Board of Directors consists of Directors Salipante, Crowl and Turner.

     The following is a list of the current directors and executive officers of the principal underwriter and their business addresses.

NAME AND PRINCIPAL
BUSINESS ADDRESS           POSITIONS AND OFFICES
----------------           ---------------------

Wayne R. Huneke*           Director

Robert C. Salipante*       Director

Jeffrey A. Montgomery*     President and Chief Executive Officer, Director

Kenneth S. Cameranesi*     Executive Vice President and Chief Operations Officer

Gene Grayson*              Vice President, National Sales and Marketing

Keith Loveland*            Vice President and Chief Compliance Officer

Daniel S. Kuntz*           Assistant Vice President and Treasurer

David A. Sheridan
 20 Security Drive
 Avon, Connecticut 06001   Vice President

Susan M. Bergen*           Secretary

Margaret B. Wall*          Vice President

Loralee A. Renelt*         Assistant Secretary

Allen Kidd
 222 North Arch Road
 Richmond, Virginia 23236  Assistant Secretary

------------------
* 20 Washington Avenue South
  Minneapolis, Minnesota 55401



STATE REGULATION

     We are subject to the laws of the State of Minnesota governing insurance companies and to regulation and supervision by the Insurance Division of the State of Minnesota. We file an annual statement in a prescribed form with the Insurance Division each year, and in each state we do business, covering our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to review by the Insurance Division and a full examination of our operations is conducted periodically (usually every three years) by the National Association of Insurance Commissioners. This regulation does not, however, involve supervision or management of our investment practices or policies.

     In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

     We are also subject to supervision and verification by the State of Minnesota regarding participating business allocated to the Participation Fund Account, which was established in connection with the reorganization and demutualization of the Company in 1989. The Participation Fund Account was established for the purpose of maintaining the dividend practices relative to certain policies previously issued by the Company's former Mutual Department. The Participation Fund Account is not a separate account as described under Minnesota Statutes Chapter 61A. An annual examination of the Participation Fund Account is made by independent consulting actuaries representing the Insurance Division of the State of Minnesota.

MASSACHUSETTS AND MONTANA RESIDENTS

     If you are a resident of Massachusetts or Montana, you should disregard all Policy provisions described in the prospectus that are based on the sex of the Insured. We will issue this Policy on a unisex basis. You should also disregard references made to the mortality tables applicable to this Policy and substitute these references with an 80% male 20% female blend of the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Last Birthday.



LEGAL PROCEEDINGS

     The Variable Account is not a party to any pending legal proceedings.

     The Company is a defendant in various lawsuits in connection with the normal conduct of its insurance operations. Some of the claims seek to be granted class action status and many of the claims seek both compensatory and punitive damages. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse impact to the financial position of the Company. It should be noted, however, that a number of financial services companies have been subjected to significant awards in connection with punitive damages claims and the Company can make no assurances that it will not be subjected to such an award. The defense of the putative class actions pending against the Company may require the commitment of substantial internal resources and the retention of legal counsel and expert advisors.

     The Company is a defendant in litigation in New York State court regarding an alleged reinsurance contract. The plaintiff alleges damages in excess of $100 million. The Company believes that no contract exists and the suit is without merit. The Company filed a motion for summary judgment on February 18, 2000. If the court does not grant the Company's motion, the case may go to trial later this year.



BONDING ARRANGEMENTS

     The Company maintains a blanket bond providing $25,000,000 coverage for our officers and employees and those of Washington Square Securities, Inc. (WSSI), subject to a $500,000 deductible.


LEGAL MATTERS

     Legal matters in connection with the Variable Account and the Policy described in this Prospectus have been passed upon by Stewart D. Gregg, Esquire, Attorney for the Company.



EXPERTS

     The financial statements of ReliaStar's Select*Life Variable Account as of December 31, 1999 and for each of the three years then ended and the annual consolidated financial statements of ReliaStar Life Insurance Company and subsidiaries as of December 31, 1999 and for the two years then ended included in this Prospectus have been audited by Deloitte & Touche, LLP, independent auditors, as stated in their reports which are included herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


     Actuarial matters included in this Prospectus have been examined by Craig
A. Krogstad, F.S.A., M.A.A.A., as stated in the opinion filed as an exhibit to the Registration Statement.


REGISTRATION STATEMENT CONTAINS FURTHER INFORMATION

     A Registration Statement has been filed with the SEC under the Securities Act of 1933 with respect to the Policies. This Prospectus does not contain all information included in the Registration Statement, its amendments and exhibits. For further information concerning the Variable Account, the Funds, the Policies and us, please refer to the Registration Statement.

     Statements in this Prospectus concerning provisions of the Policy and other legal documents are summaries. Please refer to the documents as filed with the SEC for a complete statement of the provisions of those documents.

     Information may be obtained from the SEC's principal office in Washington, D.C., for a fee it prescribes, or examined there without charge.

FINANCIAL STATEMENTS

     The financial statements for the Variable Account reflect the operations of the Variable Account and its Sub-Accounts as of December 31, 1999 and for each of the three years in the period then ended. The financial statements are audited. The periods covered are not necessarily indicative of the longer term performance of the assets held in the Variable Account.


     The financial statements of ReliaStar Life Insurance Company and subsidiaries which are included in this Prospectus should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon the ability of ReliaStar Life Insurance Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


     These financial statements are as of December 31, 1999 and for each of the two years in the period ended December 31, 1999. The financial statements are audited. The periods covered are not necessarily indicative of the longer term performance of the Company.

                          INDEPENDENT AUDITORS' REPORT




Board of Directors
ReliaStar Life Insurance Company


We have audited the accompanying combined statement of assets and liabilities of ReliaStar Select*Life Variable Account as of December 31, 1999 and the related combined statements of operations and changes in policy owners' equity (including the sub-accounts which comprise the account) for each of the years ended December 31, 1999, 1998 and 1997. These financial statements are the responsibility of the management of ReliaStar Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1999, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Select*Life Variable Account as of December 31, 1999 and the results of its operations and changes in its policy owners' equity for the years ended December 31, 1999, 1998 and 1997, in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP



Minneapolis, Minnesota
February 11, 2000

                 (This page has been left blank intentionally.)

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999
                          (IN THOUSANDS, EXCEPT SHARES)

                                                                 SHARES         COST       MARKET VALUE
ASSETS:                                                       ------------   ----------    ------------
Investments in mutual funds at market value:
The Alger American Fund:
 Alger American Growth Portfolio ..........................      568,379      $ 31,001     $   36,592
 Alger American MidCap Growth Portfolio ...................      154,465         4,154          4,978
 Alger American Small Capitalization Portfolio ............      117,446         5,196          6,477
Fidelity's Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- IC Shares .................    3,874,559        78,509         99,615
 VIP Growth Portfolio -- IC Shares ........................    3,765,747       122,689        206,852
 VIP High Income Portfolio -- IC Shares ...................    1,781,115        20,894         20,144
 VIP Money Market Portfolio -- IC Shares ..................   33,296,505        33,297         33,297
 VIP Overseas Portfolio -- IC Shares ......................    1,081,911        20,259         29,688
Fidelity's Variable Insurance Products Fund (VIP II):
 VIP II Asset Manager Portfolio -- IC Shares ..............    1,839,674        29,099         34,347
 VIP II Contrafund Portfolio -- IC Shares . ...............    2,591,694        52,826         75,548
 VIP II Index 500 Portfolio -- IC Shares ..................      505,363        64,538         84,603
 VIP II Investment Grade Bond Portfolio -- IC Shares ......      525,728         6,473          6,393
Janus Aspen Series:
 Aggressive Growth Portfolio ..............................      437,294        16,666         26,102
 Growth Portfolio .........................................      555,135        15,075         18,680
 International Growth Portfolio ...........................      307,127         8,020         11,877
 Worldwide Growth Portfolio ...............................    1,150,408        37,676         54,932
Neuberger Berman Advisers Management Trust:
 AMT Limited Maturity Bond Portfolio ......................      252,056         3,378          3,337
 AMT Partners Portfolio ...................................      450,351         8,460          8,845
 AMT Socially Responsive Portfolio ........................        4,049            44             47
Northstar Galaxy Trust:
 Northstar Emerging Growth Portfolio ......................      353,924         7,096         10,349
 Northstar Growth + Value Portfolio .......................      225,243         5,847          6,766
 Northstar International Value Portfolio ..................      259,782         3,460          3,837
 Northstar Research Enhanced Index Portfolio ..............      390,993         1,901          1,951
 Northstar High Yield Bond Portfolio ......................      177,331           834            762
OCC Accumulation Trust:
 Equity Portfolio .........................................       47,977         1,802          1,802
 Global Equity Portfolio ..................................       72,584         1,252          1,202
 Managed Portfolio ........................................      123,385         5,279          5,386
 Small Cap Portfolio ......................................      183,212         4,215          4,126
Putnam Variable Trust:
 Putnam VT Asia Pacific Growth Fund -- Class IA Shares.....      265,928         2,500          4,598
 Putnam VT Diversified Income Fund -- Class IA Shares .....      177,824         1,904          1,766
 Putnam VT Growth and Income Fund -- Class IA Shares.......    1,411,324        36,717         37,823
 Putnam VT New Opportunities Fund -- Class IA Shares ......    1,361,731        28,126         59,290
 Putnam VT Utilities Growth and Income Fund --
  Class IA Shares .........................................      179,068         2,882          3,039
 Putnam VT Voyager Fund -- Class IA Shares ................    2,127,569        78,817        140,951
                                                                                           ----------
   Total Assets ...........................................                                $1,046,002
                                                                                           ==========
LIABILITIES AND POLICY OWNERS' EQUITY:
Due from ReliaStar Life Insurance Company
 for contract charges .....................................                                $       64
Policy Owners' Equity .....................................                                 1,045,938
                                                                                           ----------
 Total Liabilities and Policy Owners' Equity ..............                                $1,046,002
                                                                                           ==========


     The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                         CHANGES IN POLICYOWNERS' EQUITY
              For the years ended December 31, 1999, 1998 and 1997
                      (In Thousands, Except Value Per Unit)

                                                                        Total All Funds
                                                      -----------------------------------------------------
                                                           1999                1998              1997
                                                      ---------------    ---------------    ---------------
Net investment income:
 Reinvested dividend income .......................   $         9,107    $         7,644    $         5,580
 Reinvested capital gains .........................            41,674             34,463             14,480
 Administrative expenses ..........................            (7,060)            (4,152)            (2,742)
                                                      ---------------    ---------------    ---------------
   Net investment income (loss) and
    capital gains .................................            43,721             37,955             17,318
                                                      ---------------    ---------------    ---------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................            39,243             12,939              6,393
 Increase (decrease) in unrealized appreciation
  of investments ..................................           152,399             55,885             46,873
                                                      ---------------    ---------------    ---------------
   Net realized and unrealized gains (losses) .....           191,642             68,824             53,266
                                                      ---------------    ---------------    ---------------
   Additions (reductions) from operations .........           235,363            106,779             70,584
                                                      ---------------    ---------------    ---------------

Policy Owners' transactions:
 Net premium payments .............................           220,865            184,473            141,159
 Transfers between funds and/or fixed account .....              (627)              (251)                74
 Policy loans .....................................           (12,966)            (5,343)            (4,385)
 Loan collateral interest crediting ...............               692                462                292
 Surrenders .......................................           (23,743)           (16,659)            (8,917)
 Death benefits ...................................            (1,708)            (1,646)              (588)
 Costs of insurance charges .......................           (43,115)           (34,996)           (26,634)
 Death benefit guarantee charges ..................            (1,938)              (630)              (439)
 Monthly expense charges ..........................            (6,873)            (5,413)            (4,207)
                                                      ---------------    ---------------    ---------------
   Additions (reductions) for policy
    owners' transactions ..........................           130,587            119,997             96,355
                                                      ---------------    ---------------    ---------------
   Net additions (reductions) for the year ........           365,950            226,776            166,939

Policy Owners' Equity, beginning of the year ......           679,988            453,212            286,273
                                                      ---------------    ---------------    ---------------
Policy Owners' Equity, end of the year ............   $     1,045,938    $       679,988    $       453,212
                                                      ===============    ===============    ===============
Units Outstanding, beginning of the year ..........    29,584,452.030     21,952,826.717     15,861,312.070
Units Outstanding, end of the year ................    36,956,472.845     29,584,452.030     21,952,826.717

Net Asset Value per Unit:
   Select*Life I ..................................                --                 --                 --
   Select*Life Series 2000 ........................                --                 --                 --

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                       Alger American
                                                                      Growth Portfolio
                                                      --------------------------------------------------
                                                           1999              1998              1997
                                                      --------------    --------------    --------------
Net investment income:
 Reinvested dividend income .......................   $           22    $            3    $           --
 Reinvested capital gains .........................            1,535               182                --
 Administrative expenses ..........................             (183)              (16)               --
                                                      --------------    --------------    --------------
   Net investment income (loss) and
    capital gains .................................            1,374               169                --
                                                      --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................              441                37                --
 Increase (decrease) in unrealized appreciation
  of investments ..................................            4,801               789                 1
                                                      --------------    --------------    --------------
   Net realized and unrealized gains (losses) .....            5,242               826                 1
                                                      --------------    --------------    --------------
   Additions (reductions) from operations .........            6,616               995                 1
                                                      --------------    --------------    --------------

Policy Owners' transactions:
 Net premium payments .............................           10,595             2,300               175
 Transfers between funds and/or fixed account .....           15,621             2,512               175
 Policy loans .....................................             (234)              (40)               (1)
 Loan collateral interest crediting ...............               13                --                --
 Surrenders .......................................             (270)              (19)               --
 Death benefits ...................................              (18)               --                --
 Costs of insurance charges .......................           (1,284)             (194)               (6)
 Death benefit guarantee charges ..................              (35)               (4)               --
 Monthly expense charges ..........................             (275)              (28)               (1)
                                                      --------------    --------------    --------------
   Additions (reductions) for policy
    owners' transactions ..........................           24,113             4,527               342
                                                      --------------    --------------    --------------
   Net additions (reductions) for the year ........           30,729             5,522               343

Policy Owners' Equity, beginning of the year ......            5,865               343                --
                                                      --------------    --------------    --------------
Policy Owners' Equity, end of the year ............   $       36,594    $        5,865    $          343
                                                      ==============    ==============    ==============
Units Outstanding, beginning of the year ..........      402,669.328        34,697.106                --
Units Outstanding, end of the year ................    1,879,018.360       402,669.328        34,697.106

Net Asset Value per Unit:
   Select*Life I ..................................   $    19.144387    $    14.429571    $     9.823427
   Select*Life Series 2000 ........................   $    19.516075    $    14.592177    $     9.854808

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                     Alger American
                                                                 MidCap Growth Portfolio
                                                      --------------------------------------------
                                                          1999            1998            1997
                                                      ------------    ------------    ------------
Net investment income:
 Reinvested dividend income .......................   $         --    $         --    $         --
 Reinvested capital gains .........................            415              61              --
 Administrative expenses ..........................            (27)             (8)             (1)
                                                      ------------    ------------    ------------
   Net investment income (loss) and
    capital gains .................................            388              53              (1)
                                                      ------------    ------------    ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................             59             (30)             --
 Increase (decrease) in unrealized appreciation
  of investments ..................................            622             218             (16)
                                                      ------------    ------------    ------------
   Net realized and unrealized gains (losses) .....            681             188             (16)
                                                      ------------    ------------    ------------
   Additions (reductions) from operations .........          1,069             241             (17)
                                                      ------------    ------------    ------------

Policy Owners' transactions:
 Net premium payments .............................          1,336           1,205             132
 Transfers between funds and/or fixed account .....            725             512             263
 Policy loans .....................................            (21)             --              (2)
 Loan collateral interest crediting ...............              1              --              --
 Surrenders .......................................            (67)             (9)             --
 Death benefits ...................................             (1)            (11)             --
 Costs of insurance charges .......................           (223)            (82)             (5)
 Death benefit guarantee charges ..................             (7)             (4)             --
 Monthly expense charges ..........................            (45)            (12)             (1)
                                                      ------------    ------------    ------------
   Additions (reductions) for policy
    owners' transactions ..........................          1,698           1,599             387
                                                      ------------    ------------    ------------
   Net additions (reductions) for the year ........          2,767           1,840             370

Policy Owners' Equity, beginning of the year ......          2,210             370              --
                                                      ------------    ------------    ------------
Policy Owners' Equity, end of the year ............   $      4,977    $      2,210    $        370
                                                      ============    ============    ============
Units Outstanding, beginning of the year ..........    172,814.592      37,772.926              --
Units Outstanding, end of the year ................    295,715.008     172,814.592      37,772.926

Net Asset Value per Unit:
   Select*Life I ..................................   $  16.557934    $  12.659555    $   9.793978
   Select*Life Series 2000 ........................   $  16.879516    $  12.802277    $   9.825275

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                     Alger American
                                                              Small Capitalization Portfolio
                                                      --------------------------------------------
                                                          1999            1998             1997
                                                      ------------    ------------    ------------
Net investment income:
 Reinvested dividend income .......................   $         --    $         --    $         --
 Reinvested capital gains .........................            402             155              --
 Administrative expenses ..........................            (32)             (8)             (1)
                                                      ------------    ------------    ------------
   Net investment income (loss) and
    capital gains .................................            370             147              (1)
                                                      ------------    ------------    ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................            109               6              (5)
 Increase (decrease) in unrealized appreciation
  of investments ..................................          1,171             133             (23)
                                                      ------------    ------------    ------------
   Net realized and unrealized gains (losses) .....          1,280             139             (28)
                                                      ------------    ------------    ------------
   Additions (reductions) from operations .........          1,650             286             (29)
                                                      ------------    ------------    ------------

Policy Owners' transactions:
 Net premium payments .............................          1,603           1,373             235
 Transfers between funds and/or fixed account .....            911             555             452
 Policy loans .....................................            (20)            (19)             --
 Loan collateral interest crediting ...............              2              --              --
 Surrenders .......................................            (42)             (8)             (2)
 Death benefits ...................................             (5)             --              --
 Costs of insurance charges .......................           (236)           (124)            (14)
 Death benefit guarantee charges ..................            (10)             (6)             --
 Monthly expense charges ..........................            (50)            (18)             (2)
                                                      ------------    ------------    ------------
   Additions (reductions) for policy
    owners' transactions ..........................          2,153           1,753             669
                                                      ------------    ------------    ------------
   Net additions (reductions) for the year ........          3,803           2,039             640

Policy Owners' Equity, beginning of the year ......          2,679             640              --
                                                      ------------    ------------    ------------
Policy Owners' Equity, end of the year ............   $      6,482    $      2,679    $        640
                                                      ============    ============    ============
Units Outstanding, beginning of the year ..........    230,199.995      63,628.672              --
Units Outstanding, end of the year ................    388,991.269     230,199.995      63,628.672

Net Asset Value per Unit:
   Select*Life I ..................................   $  16.369247    $  11.505655    $  10.039295
   Select*Life Series 2000 ........................   $  16.687171    $  11.635433    $  10.071361

     The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, Continued
              For the years ended December 31, 1999, 1998 and 1997
                      (In Thousands, Except Value Per Unit)

                                                                          Fidelity's VIP
                                                                     Equity-Income Portfolio
                                                                            IC Shares
                                                         --------------------------------------------------
                                                              1999              1998              1997
                                                         --------------    --------------    --------------
Net investment income:
 Reinvested dividend income ..........................   $        1,476    $        1,175    $        1,013
 Reinvested capital gains ............................            3,264             4,180             5,096
 Administrative expenses .............................             (864)             (705)             (551)
                                                         --------------    --------------    --------------
   Net investment income (loss) and
    capital gains ....................................            3,876             4,650             5,558
                                                         --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemption of fund
  shares .............................................            6,688             2,533             1,778
 Increase (decrease) in unrealized appreciation of
  investments ........................................           (5,132)            2,086             9,445
                                                         --------------    --------------    --------------
   Net realized and unrealized gains (losses) ........            1,556             4,619            11,223
                                                         --------------    --------------    --------------
   Additions (reductions) from operations ............            5,432             9,269            16,781
                                                         --------------    --------------    --------------

Policy Owners' transactions:
 Net premium payments ................................           15,156            18,161            17,102
 Transfers between funds and/or fixed account ........           (8,382)           (2,096)           (1,313)
 Policy loans ........................................           (2,073)           (1,121)           (1,209)
 Loan collateral interest crediting ..................              146               113                76
 Surrenders ..........................................           (3,298)           (3,152)           (1,627)
 Death benefits ......................................             (420)             (264)             (160)
 Cost of insurance charges ...........................           (4,541)           (4,711)           (4,240)
 Death benefit guarantee charges .....................             (139)             (114)             (111)
 Monthly expense charges .............................             (625)             (659)             (596)
                                                         --------------    --------------    --------------
   Additions (reductions) for policy
    owners' transactions .............................           (4,176)            6,157             7,922
                                                         --------------    --------------    --------------
   Net additions (reductions) for the year ...........            1,256            15,426            24,703

Policy Owners' Equity, beginning of the year .........           98,336            82,910            58,207
                                                         --------------    --------------    --------------
Policy Owners' Equity, end of the year ...............   $       99,592    $       98,336    $       82,910
                                                         ==============    ==============    ==============
Units Outstanding, beginning of the year .............    3,348,679.958     3,053,047.193     2,622,030.390
Units Outstanding, end of the year ...................    3,274,491.085     3,348,679.958     3,053,047.193

Net Asset Value per Unit:
   Select*Life I .....................................   $    40.949711    $    38.822462    $    35.058961
   Select*Life Series 2000 ...........................   $    25.020668    $    23.531218    $    21.080180

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                          Fidelity's VIP
                                                                         Growth Portfolio
                                                                             IC Shares
                                                         --------------------------------------------------
                                                              1999              1998              1997
                                                         --------------    --------------    --------------
Net investment income:
 Reinvested dividend income ..........................   $          271    $          537    $          526
 Reinvested capital gains ............................           17,026            14,057             2,357
 Administrative expenses .............................           (1,452)             (971)             (722)
                                                         --------------    --------------    --------------
   Net investment income (loss) and
    capital gains ....................................           15,845            13,623             2,161
                                                         --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemption of fund
  shares .............................................           10,864             4,873             2,098
 Increase (decrease) in unrealized appreciation of
  investments ........................................           28,390            22,732            14,061
                                                         --------------    --------------    --------------
   Net realized and unrealized gains (losses) ........           39,254            27,605            16,159
                                                         --------------    --------------    --------------
   Additions (reductions) from operations ............           55,099            41,228            18,320
                                                         --------------    --------------    --------------

Policy Owners' transactions:
 Net premium payments ................................           22,365            21,080            21,483
 Transfers between funds and/or fixed account ........           (3,110)           (1,512)           (1,822)
 Policy loans ........................................           (3,915)           (1,618)           (1,280)
 Loan collateral interest crediting ..................              196               138                92
 Surrenders ..........................................           (6,338)           (4,327)           (2,498)
 Death benefits ......................................             (409)             (370)             (160)
 Cost of insurance charges ...........................           (7,181)           (6,378)           (5,741)
 Death benefit guarantee charges .....................             (270)             (168)             (163)
 Monthly expense charges .............................           (1,047)             (956)             (876)
                                                         --------------    --------------    --------------
   Additions (reductions) for policy
    owners' transactions .............................              291             5,889             9,035
                                                         --------------    --------------    --------------
   Net additions (reductions) for the year ...........           55,390            47,117            27,355

Policy Owners' Equity, beginning of the year .........          151,390           104,273            76,918
                                                         --------------    --------------    --------------
Policy Owners' Equity, end of the year ...............   $      206,780    $      151,390    $      104,273
                                                         ==============    ==============    ==============
Units Outstanding, beginning of the year .............    4,282,470.411     3,971,201.581     3,452,718.980
Units Outstanding, end of the year ...................    4,401,398.280     4,282,470.411     3,971,201.581

Net Asset Value per Unit:
   Select*Life I .....................................   $    68.164143    $    49.996221    $    36.130923
   Select*Life Series 2000 ...........................   $    36.733274    $    26.727479    $    19.160956

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                           Fidelity's VIP
                                                                       High Income Portfolio
                                                                             IC Shares
                                                         --------------------------------------------------
                                                              1999              1998              1997
                                                         --------------    --------------    --------------
Net investment income:
 Reinvested dividend income ..........................   $        1,861    $        1,415    $        1,063
 Reinvested capital gains ............................               70               899               131
 Administrative expenses .............................             (173)             (160)             (132)
                                                         --------------    --------------    --------------
   Net investment income (loss) and
    capital gains ....................................            1,758             2,154             1,062
                                                         --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemption of fund
  shares .............................................             (177)              210               301
 Increase (decrease) in unrealized appreciation of
  investments ........................................              (69)           (3,436)            1,318
                                                         --------------    --------------    --------------
   Net realized and unrealized gains (losses) ........             (246)           (3,226)            1,619
                                                         --------------    --------------    --------------
   Additions (reductions) from operations ............            1,512            (1,072)            2,681
                                                         --------------    --------------    --------------

Policy Owners' transactions:
 Net premium payments ................................            4,236             5,161             5,072
 Transfers between funds and/or fixed account ........           (4,013)             (469)           (1,001)
 Policy loans ........................................             (325)             (268)             (282)
 Loan collateral interest crediting ..................               29                21                15
 Surrenders ..........................................             (557)             (740)             (397)
 Death benefits ......................................              (13)              (88)              (39)
 Cost of insurance charges ...........................           (1,068)           (1,230)           (1,198)
 Death benefit guarantee charges .....................              (51)              (31)              (29)
 Monthly expense charges .............................             (126)             (144)             (140)
                                                         --------------    --------------    --------------
   Additions (reductions) for policy
    owners' transactions .............................           (1,888)            2,212             2,001
                                                         --------------    --------------    --------------
   Net additions (reductions) for the year ...........             (376)            1,140             4,682

Policy Owners' Equity, beginning of the year .........           20,517            19,377            14,695
                                                         --------------    --------------    --------------
Policy Owners' Equity, end of the year ...............   $       20,141    $       20,517    $       19,377
                                                         ==============    ==============    ==============
Units Outstanding, beginning of the year .............    1,053,934.152       916,625.159       773,942.356
Units Outstanding, end of the year ...................      982,653.237     1,053,934.152       916,625.159

Net Asset Value per Unit:
   Select*Life I .....................................   $    30.499630    $    28.427207    $    29.952917
   Select*Life Series 2000 ...........................   $    16.349223    $    15.116470    $    15.800365

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                           Fidelity's VIP
                                                                       Money Market Portfolio
                                                                             IC Shares
                                                         --------------------------------------------------
                                                              1999              1998              1997
                                                         --------------    --------------    --------------
Net investment income:
 Reinvested dividend income ..........................   $        1,087    $          669    $          556
 Reinvested capital gains ............................               --                --                --
 Administrative expenses .............................             (181)              (92)              (67)
                                                         --------------    --------------    --------------
   Net investment income (loss) and
    capital gains ....................................              906               577               489
                                                         --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemption of fund
  shares .............................................               --                --                --
 Increase (decrease) in unrealized appreciation of
  investments ........................................               --                --                --
                                                         --------------    --------------    --------------
   Net realized and unrealized gains (losses) ........               --                --                --
                                                         --------------    --------------    --------------
   Additions (reductions) from operations ............              906               577               489
                                                         --------------    --------------    --------------

Policy Owners' transactions:
 Net premium payments ................................           36,690            10,376            10,226
 Transfers between funds and/or fixed account ........          (14,511)           (7,227)           (5,733)
 Policy loans ........................................             (977)              (31)             (147)
 Loan collateral interest crediting ..................              100                18                13
 Surrenders ..........................................             (768)             (285)             (802)
 Death benefits ......................................             (113)               (7)              (43)
 Cost of insurance charges ...........................           (1,337)             (817)             (755)
 Death benefit guarantee charges .....................             (534)              (55)               (8)
 Monthly expense charges .............................             (156)              (74)              (73)
                                                         --------------    --------------    --------------
   Additions (reductions) for policy
    owners' transactions .............................           18,394             1,898             2,678
                                                         --------------    --------------    --------------
   Net additions (reductions) for the year ...........           19,300             2,475             3,167

Policy Owners' Equity, beginning of the year .........           13,968            11,493             8,326
                                                         --------------    --------------    --------------
Policy Owners' Equity, end of the year ...............   $       33,268    $       13,968    $       11,493
                                                         ==============    ==============    ==============
Units Outstanding, beginning of the year .............    1,021,422.904       875,038.346       654,425.374
Units Outstanding, end of the year ...................    2,329,160.577     1,021,422.904       875,038.346

Net Asset Value per Unit:
   Select*Life I .....................................   $    18.153875    $    17.399235    $    16.628903
   Select*Life Series 2000 ...........................   $    13.611549    $    12.941412    $    12.269546

     The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, Continued
              For the years ended December 31, 1999, 1998 and 1997
                      (In Thousands, Except Value Per Unit)

                                                                       Fidelity's VIP
                                                                     Overseas Portfolio
                                                                          IC Shares
                                                      --------------------------------------------------
                                                           1999              1998              1997
                                                      --------------    --------------    --------------
Net investment income:
 Reinvested dividend income .......................   $          489    $          551    $          411
 Reinvested capital gains .........................              789             1,626             1,630
 Administrative expenses ..........................             (236)             (247)             (220)
                                                      --------------    --------------    --------------
   Net investment income (loss) and
    capital gains .................................            1,042             1,930             1,821
                                                      --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................            2,572             1,235               724
 Increase (decrease) in unrealized appreciation
  of investments ..................................            5,914               187                 5
                                                      --------------    --------------    --------------
   Net realized and unrealized gains (losses) .....            8,486             1,422               729
                                                      --------------    --------------    --------------
   Additions (reductions) from operations .........            9,528             3,352             2,550
                                                      --------------    --------------    --------------

Policy Owners' transactions:
 Net premium payments .............................            1,521             5,928             7,156
 Transfers between funds and/or fixed account .....           (9,986)           (2,715)           (1,515)
 Policy loans .....................................             (508)             (396)             (379)
 Loan collateral interest crediting ...............               18                44                28
 Surrenders .......................................           (1,003)             (889)             (690)
 Death benefits ...................................              (33)              (60)              (18)
 Cost of insurance charges ........................           (1,183)           (1,589)           (1,667)
 Death benefit guarantee charges ..................              (27)              (37)              (43)
 Monthly expense charges ..........................             (172)             (241)             (253)
                                                      --------------    --------------    --------------
   Additions (reductions) for policy
    owners' transactions ..........................          (11,373)               45             2,619
                                                      --------------    --------------    --------------
   Net additions (reductions) for the year ........           (1,845)            3,397             5,169

Policy Owners' Equity, beginning of the year ......           31,514            28,117            22,948
                                                      --------------    --------------    --------------
Policy Owners' Equity, end of the year ............   $       29,669    $       31,514    $       28,117
                                                      ==============    ==============    ==============
Units Outstanding, beginning of the year ..........    1,752,679.671     1,733,459.426     1,536,316.506
Units Outstanding, end of the year ................    1,162,674.433     1,752,679.671     1,733,459.426

Net Asset Value per Unit:
   Select*Life I ..................................   $    31.755579    $    22.444163    $    20.066499
   Select*Life Series 2000 ........................   $    22.456788    $    15.745282    $    13.964753

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                   Fidelity's VIP II
                                                               Asset Manager Portfolio
                                                                      IC Shares
                                                  --------------------------------------------------
                                                       1999              1998              1997
                                                  --------------    --------------    --------------
Net investment income:
 Reinvested dividend income ...................   $        1,409    $        1,161    $        1,010
 Reinvested capital gains .....................            1,785             3,484             2,533
 Administrative expenses ......................             (316)             (323)             (270)
                                                  --------------    --------------    --------------
   Net investment income (loss) and
    capital gains .............................            2,878             4,322             3,273
                                                  --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .................................            2,289               274               346
 Increase (decrease) in unrealized appreciation
  of investments ..............................           (1,681)              660             2,222
                                                  --------------    --------------    --------------
   Net realized and unrealized gains (losses) .              608               934             2,568
                                                  --------------    --------------    --------------
   Additions (reductions) from operations .....            3,486             5,256             5,841
                                                  --------------    --------------    --------------

Policy Owners' transactions:
 Net premium payments .........................            1,752             5,834             6,096
 Transfers between funds and/or fixed account .           (9,250)             (717)             (651)
 Policy loans .................................             (626)             (482)             (371)
 Loan collateral interest crediting ...........               16                51                38
 Surrenders ...................................           (1,691)           (1,458)             (694)
 Death benefits ...............................              (78)              (60)              (68)
 Cost of insurance charges ....................           (1,686)           (2,041)           (2,034)
 Death benefit guarantee charges ..............              (43)              (52)              (56)
 Monthly expense charges ......................             (201)             (255)             (264)
                                                  --------------    --------------    --------------
   Additions (reductions) for policy
    owners' transactions ......................          (11,807)              820             1,996
                                                  --------------    --------------    --------------
   Net additions (reductions) for the year ....           (8,321)            6,076             7,837

Policy Owners' Equity, beginning of the year ..           42,656            36,580            28,743
                                                  --------------    --------------    --------------
Policy Owners' Equity, end of the year ........   $       34,335    $       42,656    $       36,580
                                                  ==============    ==============    ==============
Units Outstanding, beginning of the year ......    2,091,427.861     2,034,040.832     1,892,481.312
Units Outstanding, end of the year ............    1,510,293.812     2,091,427.861     2,034,040.832

Net Asset Value per Unit:
   Select*Life I ..............................   $    26.757824    $    24.280390    $    21.274161
   Select*Life Series 2000 ....................   $    19.272715    $    17.348504    $    15.079031

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                      Fidelity's VIP II
                                                                    Contrafund Portfolio
                                                                          IC Shares
                                                      --------------------------------------------------
                                                           1999              1998              1997
                                                      --------------    --------------    --------------
Net investment income:
 Reinvested dividend income .......................   $          235    $          180    $           94
 Reinvested capital gains .........................            1,722             1,324               247
 Administrative expenses ..........................             (526)             (229)             (104)
                                                      --------------    --------------    --------------
   Net investment income (loss) and
    capital gains .................................            1,431             1,275               237
                                                      --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................              569               651                61
 Increase (decrease) in unrealized appreciation
  of investments ..................................           11,058             7,367             3,113
                                                      --------------    --------------    --------------
   Net realized and unrealized gains (losses) .....           11,627             8,018             3,174
                                                      --------------    --------------    --------------
   Additions (reductions) from operations .........           13,058             9,293             3,411
                                                      --------------    --------------    --------------

Policy Owners' transactions:
 Net premium payments .............................           18,650            16,875            12,617
 Transfers between funds and/or fixed account .....            3,457               605               767
 Policy loans .....................................             (563)             (197)              (66)
 Loan collateral interest crediting ...............               14                 6                 1
 Surrenders .......................................           (1,275)             (882)             (307)
 Death benefits ...................................              (48)             (130)              (10)
 Cost of insurance charges ........................           (3,655)           (2,823)           (1,815)
 Death benefit guarantee charges ..................             (127)              (15)               --
 Monthly expense charges ..........................             (610)             (512)             (344)
                                                      --------------    --------------    --------------
   Additions (reductions) for policy
    owners' transactions ..........................           15,843            12,927            10,843
                                                      --------------    --------------    --------------
   Net additions (reductions) for the year ........           28,901            22,220            14,254

Policy Owners' Equity, beginning of the year ......           46,647            24,427            10,173
                                                      --------------    --------------    --------------
Policy Owners' Equity, end of the year ............   $       75,548    $       46,647    $       24,427
                                                      ==============    ==============    ==============
Units Outstanding, beginning of the year ..........    1,974,535.451     1,334,244.465       686,514.792
Units Outstanding, end of the year ................    2,609,699.831     1,974,535.451     1,334,244.465

Net Asset Value per Unit:
   Select*Life I ..................................   $    16.376549    $    13.286083    $    10.304064
   Select*Life Series 2000 ........................   $    29.708780    $    23.909755    $    18.395120

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                      Fidelity's VIP II
                                                                     Index 500 Portfolio
                                                                          IC Shares
                                                      --------------------------------------------------
                                                           1999              1998              1997
                                                      --------------    --------------    --------------
Net investment income:
 Reinvested dividend income .......................   $          491    $          278    $           95
 Reinvested capital gains .........................              333               644               193
 Administrative expenses ..........................             (592)             (229)              (91)
                                                      --------------    --------------    --------------
   Net investment income (loss) and
    capital gains .................................              232               693               197
                                                      --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................            2,738             1,033               427
 Increase (decrease) in unrealized appreciation
  of investments ..................................            9,397             6,585             2,896
                                                      --------------    --------------    --------------
   Net realized and unrealized gains (losses) .....           12,135             7,618             3,323
                                                      --------------    --------------    --------------
   Additions (reductions) from operations .........           12,367             8,311             3,520
                                                      --------------    --------------    --------------

Policy Owners' transactions:
 Net premium payments .............................           23,262            16,991             9,635
 Transfers between funds and/or fixed account .....            9,341             3,742             3,272
 Policy loans .....................................             (837)             (264)             (104)
 Loan collateral interest crediting ...............               33                14                 4
 Surrenders .......................................           (1,561)             (670)             (188)
 Death benefits ...................................             (151)              (59)               (3)
 Cost of insurance charges ........................           (4,256)           (2,579)           (1,225)
 Death benefit guarantee charges ..................             (250)              (30)               (7)
 Monthly expense charges ..........................             (643)             (434)             (226)
                                                      --------------    --------------    --------------
   Additions (reductions) for policy
    owners' transactions ..........................           24,938            16,711            11,158
                                                      --------------    --------------    --------------
   Net additions (reductions) for the year ........           37,305            25,022            14,678

Policy Owners' Equity, beginning of the year ......           47,283            22,261             7,583
                                                      --------------    --------------    --------------
Policy Owners' Equity, end of the year ............   $       84,588    $       47,283    $       22,261
                                                      ==============    ==============    ==============
Units Outstanding, beginning of the year ..........    1,628,829.448       981,434.839       441,948.368
Units Outstanding, end of the year ................    2,420,819.714     1,628,829.448       981,434.839

Net Asset Value per Unit:
   Select*Life I ..................................   $    35.507758    $    29.701980    $    23.332252
   Select*Life Series 2000 ........................   $    34.868839    $    28.934443    $    22.547720

     The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, Continued
              For the years ended December 31, 1999, 1998 and 1997
                     (In Thousands, Except Value Per Unit)

                                                                    Fidelity's VIP II
                                                            Investment Grade Bond Portfolio
                                                                       IC Shares
                                                      --------------------------------------------
                                                          1999            1998            1997
                                                      ------------    ------------    ------------
Net investment income:
 Reinvested dividend income .......................   $        208    $        206    $        194
 Reinvested capital gains .........................             65              25              --
 Administrative expenses ..........................            (50)            (36)            (27)
                                                      ------------    ------------    ------------
   Net investment income (loss) and
    capital gains .................................            223             195             167
                                                      ------------    ------------    ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................             52             128              16
 Increase (decrease) in unrealized appreciation
  of investments ..................................           (383)             47              94
                                                      ------------    ------------    ------------
   Net realized and unrealized gains (losses) .....           (331)            175             110
                                                      ------------    ------------    ------------
   Additions (reductions) from operations .........           (108)            370             277
                                                      ------------    ------------    ------------

Policy Owners' transactions:
 Net premium payments .............................          1,615           2,363             907
 Transfers between funds and/or fixed account .....            548          (1,154)           (169)
 Policy loans .....................................            (96)            (50)            (37)
 Loan collateral interest crediting ...............              7               4               2
 Surrenders .......................................           (175)           (106)            (69)
 Death benefits ...................................             (6)             (7)             (2)
 Cost of insurance charges ........................           (316)           (280)           (225)
 Death benefit guarantee charges ..................            (19)             (7)             (5)
 Monthly expense charges ..........................            (35)            (30)            (28)
                                                      ------------    ------------    ------------
   Additions (reductions) for policy
    owners' transactions ..........................          1,523             733             374
                                                      ------------    ------------    ------------
   Net additions (reductions) for the year ........          1,415           1,103             651

Policy Owners' Equity, beginning of the year ......          4,975           3,872           3,221
                                                      ------------    ------------    ------------
Policy Owners' Equity, end of the year ............   $      6,390    $      4,975    $      3,872
                                                      ============    ============    ============
Units Outstanding, beginning of the year ..........    333,810.100     276,930.635     247,189.999
Units Outstanding, end of the year ................    444,440.696     333,810.100     276,930.635

Net Asset Value per Unit:
   Select*Life I ..................................   $  16.785852    $  17.100659    $  15.837535
   Select*Life Series 2000 ........................   $  13.662210    $  13.807112    $  12.685026

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                  Janus Aspen Series
                                                              Aggressive Growth Portfolio
                                                      --------------------------------------------
                                                          1999            1998            1997
                                                      ------------    ------------    ------------
Net investment income:
 Reinvested dividend income .......................   $         98    $         --    $         --
 Reinvested capital gains .........................            168              --              --
 Administrative expenses ..........................            (76)             (7)             --
                                                      ------------    ------------    ------------
   Net investment income (loss) and
    capital gains .................................            190              (7)             --
                                                      ------------    ------------    ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................            870              95              (1)
 Increase (decrease) in unrealized appreciation
  of investments ..................................          9,113             317               6
                                                      ------------    ------------    ------------
   Net realized and unrealized gains (losses) .....          9,983             412               5
                                                      ------------    ------------    ------------
   Additions (reductions) from operations .........         10,173             405               5
                                                      ------------    ------------    ------------

Policy Owners' transactions:
 Net premium payments .............................          4,198             884             109
 Transfers between funds and/or fixed account .....         11,069             194             156
 Policy loans .....................................           (153)             (4)              1
 Loan collateral interest crediting ...............             13               2              --
 Surrenders .......................................           (111)            (15)             --
 Death benefits ...................................            (16)             --              --
 Cost of insurance charges ........................           (491)            (88)             (6)
 Death benefit guarantee charges ..................            (22)             (4)             --
 Monthly expense charges ..........................           (144)            (13)             (1)
                                                      ------------    ------------    ------------
   Additions (reductions) for policy
    owners' transactions ..........................         14,343             956             259
                                                      ------------    ------------    ------------
   Net additions (reductions) for the year ........         24,516           1,361             264

Policy Owners' Equity, beginning of the year ......          1,625             264              --
                                                      ------------    ------------    ------------
Policy Owners' Equity, end of the year ............   $     26,141    $      1,625    $        264
                                                      ============    ============    ============
Units Outstanding, beginning of the year ..........    110,510.717      24,053.408              --
Units Outstanding, end of the year ................    790,834.555     110,510.717      24,053.408

Net Asset Value per Unit:
   Select*Life I ..................................   $  32.536277    $  14.550679    $  10.925142
   Select*Life Series 2000 ........................   $  33.167484    $  14.714669    $  10.960002

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                  Janus Aspen Series
                                                                   Growth Portfolio
                                                      --------------------------------------------
                                                          1999            1998            1997
                                                      ------------    ------------    ------------
Net investment income:
 Reinvested dividend income .......................   $         27    $         41    $          1
 Reinvested capital gains .........................             50              32              --
 Administrative expenses ..........................            (92)            (10)             --
                                                      ------------    ------------    ------------
   Net investment income (loss) and
    capital gains .................................            (15)             63               1
                                                      ------------    ------------    ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................          1,286             (16)             --
 Increase (decrease) in unrealized appreciation
  of investments ..................................          3,062             541               2
                                                      ------------    ------------    ------------
   Net realized and unrealized gains (losses) .....          4,348             525               2
                                                      ------------    ------------    ------------
   Additions (reductions) from operations .........          4,333             588               3
                                                      ------------    ------------    ------------

Policy Owners' transactions:
 Net premium payments .............................          4,929           1,477             157
 Transfers between funds and/or fixed account .....          6,660           2,294             136
 Policy loans .....................................            (44)              2              (3)
 Loan collateral interest crediting ...............              3              --               1
 Surrenders .......................................           (772)            (74)             --
 Death benefits ...................................            (13)             (8)             --
 Cost of insurance charges ........................           (669)           (132)             (7)
 Death benefit guarantee charges ..................            (19)             (2)             --
 Monthly expense charges ..........................           (147)            (22)             (1)
                                                      ------------    ------------    ------------
   Additions (reductions) for policy
    owners' transactions ..........................          9,928           3,535             283
                                                      ------------    ------------    ------------
   Net additions (reductions) for the year ........         14,261           4,123             286

Policy Owners' Equity, beginning of the year ......          4,409             286              --
                                                      ------------    ------------    ------------
Policy Owners' Equity, end of the year ............   $     18,670    $      4,409    $        286
                                                      ============    ============    ============
Units Outstanding, beginning of the year ..........    319,301.091      28,040.816              --
Units Outstanding, end of the year ................    940,075.013     319,301.091      28,040.816

Net Asset Value per Unit:
   Select*Life I ..................................   $  19.519150    $  13.665622    $  10.154694
   Select*Life Series 2000 ........................   $  19.898078    $  13.819668    $  10.187114

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                   Janus Aspen Series
                                                             International Growth Portfolio
                                                      --------------------------------------------
                                                          1999            1998            1997
                                                      ------------    ------------    ------------
Net investment income:
 Reinvested dividend income .......................   $         16    $         35    $          1
 Reinvested capital gains .........................             --               5              --
 Administrative expenses ..........................            (55)            (16)             (1)
                                                      ------------    ------------    ------------
 Net investment income (loss) and
 capital gains ....................................            (39)             24              --
                                                      ------------    ------------    ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
 fund shares ......................................          1,568              52              (1)
 Increase (decrease) in unrealized appreciation
 of investments ...................................          3,678             190             (11)
                                                      ------------    ------------    ------------
 Net realized and unrealized gains (losses) .......          5,246             242             (12)
                                                      ------------    ------------    ------------
 Additions (reductions) from operations ...........          5,207             266             (12)
                                                      ------------    ------------    ------------

Policy Owners' transactions:
 Net premium payments .............................          2,432           1,711             250
 Transfers between funds and/or fixed account .....          1,499             745             623
 Policy loans .....................................            (39)            (11)             (2)
 Loan collateral interest crediting ...............              3               1              --
 Surrenders .......................................            (81)            (18)             --
 Death benefits ...................................             (3)             --              --
 Cost of insurance charges ........................           (359)           (167)            (13)
 Death benefit guarantee charges ..................            (15)             (5)             --
 Monthly expense charges ..........................            (66)            (26)             (2)
                                                      ------------    ------------    ------------
 Additions (reductions) for policy
 owners' transactions .............................          3,371           2,230             856
                                                      ------------    ------------    ------------
 Net additions (reductions) for the year ..........          8,578           2,496             844
Policy Owners' Equity, beginning of the year ......          3,340             844              --
                                                      ------------    ------------    ------------
Policy Owners' Equity, end of the year ............   $     11,918    $      3,340    $        844
                                                      ============    ============    ============
Units Outstanding, beginning of the year ..........    296,248.488      87,549.532              --
Units Outstanding, end of the year ................    580,535.174     296,248.488      87,549.532

Net Asset Value per Unit:
 Select*Life I ....................................   $  20.176465    $  11.158415    $   9.594712
 Select*Life Series 2000 ..........................   $  20.567965    $  11.284244    $   9.625377

     The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, Continued
              For the years ended December 31, 1999, 1998 and 1997
                      (In Thousands, Except Value Per Unit)

                                                                    Janus Aspen Series
                                                                 Worldwide Growth Portfolio
                                                      --------------------------------------------------
                                                           1999              1998              1997
                                                      --------------    --------------    --------------
Net Investment income:
 Reinvested dividend income .......................   $           56    $          210    $            5
 Reinvested capital gains .........................               --                81                --
 Administrative expenses ..........................             (270)              (57)               (3)
                                                      --------------    --------------    --------------
   Net investment income (loss) and
    capital gains .................................             (214)              234                 2
                                                      --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................            3,533                99                --
 Increase (decrease) in unrealized appreciation
  of investments ..................................           15,797             1,475               (16)
                                                      --------------    --------------    --------------
   Net realized and unrealized gains (losses) .....           19,330             1,574               (16)
                                                      --------------    --------------    --------------
   Additions (reductions) from operations .........           19,116             1,808               (14)
                                                      --------------    --------------    --------------

Policy Owners' transactions:
 Net premium payments .............................           12,515             7,344               906
 Transfers between funds and/or fixed account .....           11,478             4,415             1,582
 Policy loans .....................................             (256)              (13)               (4)
 Loan collateral interest crediting ...............               11                 1                --
 Surrenders .......................................             (426)              (90)               (1)
 Death benefits ...................................             (148)              (53)               --
 Cost of insurance charges ........................           (1,904)             (755)              (49)
 Death benefit guarantee charges ..................              (43)              (12)               --
 Monthly expense charges ..........................             (348)             (106)               (7)
                                                      --------------    --------------    --------------
   Additions (reductions) for policy
    owners' transactions ..........................           20,879            10,731             2,427
                                                      --------------    --------------    --------------
   Net additions (reductions) for the year ........           39,995            12,539             2,413

Policy Owners' Equity, beginning of the year ......           14,952             2,413                --
                                                      --------------    --------------    --------------
Policy Owners' Equity, end of the year ............   $       54,947    $       14,952    $        2,413
                                                      ==============    ==============    ==============
Units Outstanding, beginning of the year ..........    1,180,179.061       245,314.904                --
Units Outstanding, end of the year ................    2,640,454.020     1,180,179.061       245,314.904

Net Asset Value per Unit:
   Select*Life I ..................................   $    20.456930    $    12.539787    $     9.804994
   Select*Life Series 2000 ........................   $    20.853866    $    12.681124    $     9.836310

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                    Neuberger Berman
                                                                Advisers Management Trust
                                                             Limited Maturity Bond Portfolio
                                                      --------------------------------------------
                                                          1999            1998            1997
                                                      ------------    ------------    ------------
Net Investment income:
 Reinvested dividend income .......................   $        115    $         79    $         --
 Reinvested capital gains .........................             --              --              --
 Administrative expenses ..........................            (23)             (9)             --
                                                      ------------    ------------    ------------
   Net investment income (loss) and
    capital gains .................................             92              70              --
                                                      ------------    ------------    ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................            (27)            (21)             --
 Increase (decrease) in unrealized appreciation
  of investments ..................................            (49)              1               7
                                                      ------------    ------------    ------------
   Net realized and unrealized gains (losses) .....            (76)            (20)              7
                                                      ------------    ------------    ------------
   Additions (reductions) from operations .........             16              50               7
                                                      ------------    ------------    ------------

Policy Owners' transactions:
 Net premium payments .............................          1,521           1,242             209
 Transfers between funds and/or fixed account .....            133            (296)            896
 Policy loans .....................................            (61)             (2)             (2)
 Loan collateral interest crediting ...............             --              --              --
 Surrenders .......................................            (29)             (2)             --
 Death benefits ...................................            (14)             (5)             --
 Cost of insurance charges ........................           (170)            (94)             (6)
 Death benefit guarantee charges ..................             (6)             (2)             --
 Monthly expense charges ..........................            (36)            (11)             (1)
                                                      ------------    ------------    ------------
   Additions (reductions) for policy
    owners' transactions ..........................          1,338             830           1,096
                                                      ------------    ------------    ------------
   Net additions (reductions) for the year ........          1,354             880           1,103

Policy Owners' Equity, beginning of the year ......          1,983           1,103              --
                                                      ------------    ------------    ------------
Policy Owners' Equity, end of the year ............   $      3,337    $      1,983    $      1,103
                                                      ============    ============    ============
Units Outstanding, beginning of the year ..........    185,303.929     107,550.694              --
Units Outstanding, end of the year ................    307,256.114     185,303.929     107,550.694

Net Asset Value per Unit:
   Select*Life I ..................................   $  10.655507    $  10.584999    $  10.221530
   Select*Life Series 2000 ........................   $  10.862584    $  10.704404    $  10.254171

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                   Neuberger Berman
                                                              Advisers Management Trust
                                                                  Partners Portfolio
                                                      --------------------------------------------
                                                          1999            1998            1997
                                                      ------------    ------------    ------------
Net Investment income:
 Reinvested dividend income .......................   $        120    $         11    $         --
 Reinvested capital gains .........................            208             342              --
 Administrative expenses ..........................            (83)            (45)             (2)
                                                      ------------    ------------    ------------
   Net investment income (loss) and
    capital gains .................................            245             308              (2)
                                                      ------------    ------------    ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................           (153)           (137)              3
 Increase (decrease) in unrealized appreciation
  of investments ..................................            529            (164)             20
                                                      ------------    ------------    ------------
   Net realized and unrealized gains (losses) .....            376            (301)             23
                                                      ------------    ------------    ------------
   Additions (reductions) from operations .........            621               7              21
                                                      ------------    ------------    ------------

Policy Owners' transactions:
 Net premium payments .............................          3,534           5,576             484
 Transfers between funds and/or fixed account .....         (4,159)          3,196           1,288
 Policy loans .....................................            (66)            (55)             (2)
 Loan collateral interest crediting ...............              2               2               1
 Surrenders .......................................           (146)            (58)             (2)
 Death benefits ...................................            (15)             --              --
 Cost of insurance charges ........................           (653)           (518)            (26)
 Death benefit guarantee charges ..................            (18)            (11)             --
 Monthly expense charges ..........................            (93)            (64)             (3)
                                                      ------------    ------------    ------------
   Additions (reductions) for policy
    owners' transactions ..........................         (1,614)          8,068           1,740
                                                      ------------    ------------    ------------
   Net additions (reductions) for the year ........           (993)          8,075           1,761

Policy Owners' Equity, beginning of the year ......          9,836           1,761              --
                                                      ------------    ------------    ------------
Policy Owners' Equity, end of the year ............   $      8,843    $      9,836    $      1,761
                                                      ============    ============    ============
Units Outstanding, beginning of the year ..........    914,725.581     170,599.212              --
Units Outstanding, end of the year ................    766,507.228     914,725.581     170,599.212

Net Asset Value per Unit:
   Select*Life I ..................................   $  11.333244    $  10.640408    $  10.292965
   Select*Life Series 2000 ........................   $  11.553436    $  10.760407    $  10.325813

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                    Neuberger Berman
                                                               Advisers Management Trust
                                                             Socially Responsive Portfolio
                                                      -------------------------------------------
                                                          1999            1998           1997
                                                      ------------    ------------   ------------
Net Investment income:
 Reinvested dividend income .......................   $         --    $         --   $         --
 Reinvested capital gains .........................             --              --             --
 Administrative expenses ..........................             --              --             --
                                                      ------------    ------------   ------------
   Net investment income (loss) and
    capital gains .................................             --              --             --
                                                      ------------    ------------   ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................             --              --             --
 Increase (decrease) in unrealized appreciation
  of investments ..................................              3              --             --
                                                      ------------    ------------   ------------
   Net realized and unrealized gains (losses) .....              3              --             --
                                                      ------------    ------------   ------------
   Additions (reductions) from operations .........              3              --             --
                                                      ------------    ------------   ------------

Policy Owners' transactions:
 Net premium payments .............................             23              --             --
 Transfers between funds and/or fixed account .....             26              --             --
 Policy loans .....................................             --              --             --
 Loan collateral interest crediting ...............             --              --             --
 Surrenders .......................................             --              --             --
 Death benefits ...................................             --              --             --
 Cost of insurance charges ........................             (3)             --             --
 Death benefit guarantee charges ..................             (1)             --             --
 Monthly expense charges ..........................             --              --             --
                                                      ------------    ------------   ------------
   Additions (reductions) for policy
    owners' transactions ..........................             45              --             --
                                                      ------------    ------------   ------------
   Net additions (reductions) for the year ........             48              --             --

Policy Owners' Equity, beginning of the year ......             --              --             --
                                                      ------------    ------------   ------------
Policy Owners' Equity, end of the year ............   $         48    $         --   $         --
                                                      ============    ============   ============
Units Outstanding, beginning of the year ..........             --              --             --
Units Outstanding, end of the year ................      4,350.420              --             --

Net Asset Value per Unit:
   Select*Life I ..................................   $         --    $         --   $         --
   Select*Life Series 2000 ........................   $  10.754901    $         --   $         --

     The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, Continued
              For the years ended December 31, 1999, 1998 and 1997
                     (In Thousands, Except Value Per Unit)

                                                                Northstar Galaxy Trust
                                                               Emerging Growth Portfolio
                                                      --------------------------------------------
                                                          1999            1998            1997
                                                      ------------    ------------    ------------
Net investment income:
 Reinvested dividend income .......................   $         --    $         58    $         36
 Reinvested capital gains .........................          1,382             107               9
 Administrative expenses ..........................            (40)            (11)             (5)
                                                      ------------    ------------    ------------
   Net investment income (loss) and
    capital gains .................................          1,342             154              40
                                                      ------------    ------------    ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................            473              10               3
 Increase (decrease) in unrealized appreciation
  of investments ..................................          2,990             181              83
                                                      ------------    ------------    ------------
   Net realized and unrealized gains (losses) .....          3,463             191              86
                                                      ------------    ------------    ------------
   Additions (reductions) from operations .........          4,805             345             126
                                                      ------------    ------------    ------------

Policy Owners' transactions:
 Net premium payments .............................          1,278             990             826
 Transfers between funds and/or fixed account .....          2,248              (2)             47
 Policy loans .....................................            (95)            (13)            (11)
 Loan collateral interest crediting ...............              1              --              --
 Surrenders .......................................            (64)            (27)            (21)
 Death benefits ...................................             (5)             --              (1)
 Cost of insurance charges ........................           (255)           (179)            (96)
 Death benefit guarantee charges ..................            (17)             (1)             --
 Monthly expense charges ..........................            (40)            (30)            (19)
                                                      ------------    ------------    ------------
   Additions (reductions) for policy
    owners' transactions ..........................          3,051             738             725
                                                      ------------    ------------    ------------
   Net additions (reductions) for the year ........          7,856           1,083             851

Policy Owners' Equity, beginning of the year ......          2,524           1,441             590
                                                      ------------    ------------    ------------
Policy Owners' Equity, end of the year ............   $     10,380    $      2,524    $      1,441
                                                      ============    ============    ============
Units Outstanding, beginning of the year ..........    134,480.431      90,105.753      42,551.251
Units Outstanding, end of the year ................    237,818.778     134,480.431      90,105.753

Net Asset Value per Unit:
   Select*Life I ..................................   $  28.891610    $  12.082938    $  10.383806
   Select*Life Series 2000 ........................   $  45.340005    $  18.810805    $  16.036372

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                 Northstar Galaxy Trust
                                                                Growth + Value Portfolio
                                                      --------------------------------------------
                                                          1999            1998            1997
                                                      ------------    ------------    ------------
Net investment income:
 Reinvested dividend income .......................   $         --    $         --    $          1
 Reinvested capital gains .........................          1,025              14               7
 Administrative expenses ..........................            (25)             (8)             (1)
                                                      ------------    ------------    ------------
   Net investment income (loss) and
    capital gains .................................          1,000               6               7
                                                      ------------    ------------    ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................            586              --               1
 Increase (decrease) in unrealized appreciation
  of investments ..................................            655             277             (13)
                                                      ------------    ------------    ------------
   Net realized and unrealized gains (losses) .....          1,241             277             (12)
                                                      ------------    ------------    ------------
   Additions (reductions) from operations .........          2,241             283              (5)
                                                      ------------    ------------    ------------

Policy Owners' transactions:
 Net premium payments .............................          1,278           1,061             187
 Transfers between funds and/or fixed account .....          1,675              59             497
 Policy loans .....................................            (20)              4              (2)
 Loan collateral interest crediting ...............              1              --              --
 Surrenders .......................................            (23)             (4)             (1)
 Death benefits ...................................             --             (94)             --
 Cost of insurance charges ........................           (178)           (115)            (10)
 Death benefit guarantee charges ..................             (9)             (3)             --
 Monthly expense charges ..........................            (34)            (11)             (1)
                                                      ------------    ------------    ------------
   Additions (reductions) for policy
    owners' transactions ..........................          2,690             897             670
                                                      ------------    ------------    ------------
   Net additions (reductions) for the year ........          4,931           1,180             665

Policy Owners' Equity, beginning of the year ......          1,845             665              --
                                                      ------------    ------------    ------------
Policy Owners' Equity, end of the year ............   $      6,776    $      1,845    $        665
                                                      ============    ============    ============
Units Outstanding, beginning of the year ..........    151,938.013      65,399.595              --
Units Outstanding, end of the year ................    286,240.204     151,938.013      65,399.595

Net Asset Value per Unit:
   Select*Life I ..................................   $  23.255009    $  12.022926    $  10.156905
   Select*Life Series 2000 ........................   $  23.706151    $  12.158465    $  10.189337

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                  Northstar Galaxy Trust
                                                                 International Portfolio
                                                      --------------------------------------------
                                                          1999            1998            1997
                                                      ------------    ------------    ------------
Net investment income:
 Reinvested dividend income .......................   $         45    $         21    $          1
 Reinvested capital gains .........................            352              68              --
 Administrative expenses ..........................            (22)             (7)             --
                                                      ------------    ------------    ------------
   Net investment income (loss) and
    capital gains .................................            375              82               1
                                                      ------------    ------------    ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................            497              47              --
 Increase (decrease) in unrealized appreciation
  of investments ..................................            344              33              --
                                                      ------------    ------------    ------------
   Net realized and unrealized gains (losses) .....            841              80              --
                                                      ------------    ------------    ------------
   Additions (reductions) from operations .........          1,216             162               1
                                                      ------------    ------------    ------------

Policy Owners' transactions:
 Net premium payments .............................          1,001             975             144
 Transfers between funds and/or fixed account .....            229             218             258
 Policy loans .....................................            (16)             (4)             --
 Loan collateral interest crediting ...............              3               2              --
 Surrenders .......................................            (23)             (9)             (2)
 Death benefits ...................................            (13)             --              --
 Cost of insurance charges ........................           (153)            (96)             (8)
 Death benefit guarantee charges ..................             (6)             (3)             --
 Monthly expense charges ..........................            (27)            (11)             (1)
                                                      ------------    ------------    ------------
   Additions (reductions) for policy
    owners' transactions ..........................            995           1,072             391
                                                      ------------    ------------    ------------
   Net additions (reductions) for the year ........          2,211           1,234             392

Policy Owners' Equity, beginning of the year ......          1,626             392              --
                                                      ------------    ------------    ------------
Policy Owners' Equity, end of the year ............   $      3,837    $      1,626    $        392
                                                      ============    ============    ============
Units Outstanding, beginning of the year ..........    137,264.427      38,707.007              --
Units Outstanding, end of the year ................    216,064.849     137,264.427      38,707.007

Net Asset Value per Unit:
   Select*Life I ..................................   $  17.448357    $  11.712172    $  10.097293
   Select*Life Series 2000 ........................   $  17.787065    $  11.844211    $  10.129526

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                 Northstar Galaxy Trust
                                                            Research Enhanced Index Portfolio
                                                      --------------------------------------------
                                                          1999             1998           1997
                                                      ------------    ------------    ------------
Net investment income:
 Reinvested dividend income .......................   $         36    $         77    $         34
 Reinvested capital gains .........................             --              --               3
 Administrative expenses ..........................            (15)             (7)             (3)
                                                      ------------    ------------    ------------
   Net investment income (loss) and
    capital gains .................................             21              70              34
                                                      ------------    ------------    ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................            (25)            (16)              2
 Increase (decrease) in unrealized appreciation
  of investments ..................................            115             (56)            (12)
                                                      ------------    ------------    ------------
   Net realized and unrealized gains (losses) .....             90             (72)            (10)
                                                      ------------    ------------    ------------
   Additions (reductions) from operations .........            111              (2)             24
                                                      ------------    ------------    ------------

Policy Owners' transactions:
 Net premium payments .............................            633             866             296
 Transfers between funds and/or fixed account .....             (9)             58              42
 Policy loans .....................................            (18)             (5)             (8)
 Loan collateral interest crediting ...............              1              --              --
 Surrenders .......................................            (17)            (13)            (13)
 Death benefits ...................................             (4)             --              (1)
 Cost of insurance charges ........................           (115)            (86)            (41)
 Death benefit guarantee charges ..................            (10)             (3)             --
 Monthly expense charges ..........................            (14)            (12)             (5)
                                                      ------------    ------------    ------------
   Additions (reductions) for policy
    owners' transactions ..........................            447             805             270
                                                      ------------    ------------    ------------
   Net additions (reductions) for the year ........            558             803             294

Policy Owners' Equity, beginning of the year ......          1,392             589             295
                                                      ------------    ------------    ------------
Policy Owners' Equity, end of the year ............   $      1,950    $      1,392    $        589
                                                      ============    ============    ============
Units Outstanding, beginning of the year ..........     96,571.672      41,273.079      22,576.638
Units Outstanding, end of the year ................    128,528.216      96,571.672      41,273.079

Net Asset Value per Unit:
   Select*Life I ..................................   $  10.808243    $  10.296187    $  10.240441
   Select*Life Series 2000 ........................   $  15.298625    $  14.457253    $  14.264010

     The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, Continued
              For the years ended December 31, 1999, 1998 and 1997
                      (In Thousands, Except Value Per Unit)

                                                                Northstar Galaxy Trust
                                                               High Yield Bond Portfolio
                                                      --------------------------------------------
                                                          1999            1998            1997
                                                      ------------    ------------    ------------
Net investment income:
 Reinvested dividend income .......................   $         61    $         24    $          1
 Reinvested capital gains .........................             --               1              --
 Administrative expenses ..........................             (6)             (2)             --
                                                      ------------    ------------    ------------
   Net investment income (loss) and
    capital gains .................................             55              23               1
                                                      ------------    ------------    ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................             (4)            (43)             --
 Increase (decrease) in unrealized appreciation
  of investments ..................................            (82)             11              (1)
                                                      ------------    ------------    ------------
   Net realized and unrealized gains (losses) .....            (86)            (32)             (1)
                                                      ------------    ------------    ------------
   Additions (reductions) from operations .........            (31)             (9)             --
                                                      ------------    ------------    ------------

Policy Owners' transactions:
 Net premium payments .............................            325             482              52
 Transfers between funds and/or fixed account .....              7              35               9
 Policy loans .....................................             (3)              2              (2)
 Loan collateral interest crediting ...............             --              --              --
 Surrenders .......................................             (2)             (1)             --
 Death benefits ...................................             --              (5)             --
 Cost of insurance charges ........................            (52)            (28)             (2)
 Death benefit guarantee charges ..................             (2)             (1)             --
 Monthly expense charges ..........................             (8)             (3)             --
                                                      ------------    ------------    ------------
   Additions (reductions) for policy owners'
    transactions ..................................            265             481              57
                                                      ------------    ------------    ------------
 Net additions (reductions) for the year ..........            234             472              57

Policy Owners' Equity, beginning of the year ......            529              57              --
                                                      ------------    ------------    ------------
Policy Owners' Equity, end of the year ............   $        763    $        529    $         57
                                                      ============    ============    ============
Units Outstanding, beginning of the year ..........     50,566.068       5,488.146              --
Units Outstanding, end of the year ................     75,420.881      50,566.068       5,488.146
Net Asset Value per Unit:
   Select*Life I ..................................   $   9.937790    $  10.351379    $  10.373728
   Select*Life Series 2000 ........................   $  10.130924    $  10.468149    $  10.406855

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                 OCC Accumulation Trust
                                                                    Equity Portfolio
                                                      --------------------------------------------
                                                          1999            1998            1997
                                                      ------------    ------------    ------------
Net investment income:
 Reinvested dividend income .......................   $         13    $          3    $         --
 Reinvested capital gains .........................             59              12              --
 Administrative expenses ..........................            (14)             (5)             --
                                                      ------------    ------------    ------------
   Net investment income (loss) and
    capital gains .................................             58              10              --
                                                      ------------    ------------    ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................             19               6               1
 Increase (decrease) in unrealized appreciation
  of investments ..................................            (54)             46               8
                                                      ------------    ------------    ------------
   Net realized and unrealized gains (losses) .....            (35)             52               9
                                                      ------------    ------------    ------------
   Additions (reductions) from operations .........             23              62               9
                                                      ------------    ------------    ------------

Policy Owners' transactions:
 Net premium payments .............................            747             822              52
 Transfers between funds and/or fixed account .....           (131)            297             151
 Policy loans .....................................             (4)              1              (2)
 Loan collateral interest crediting ...............             --              --              --
 Surrenders .......................................            (12)            (10)             --
 Death benefits ...................................             (3)             --              --
 Cost of insurance charges ........................           (112)            (59)             (2)
 Death benefit guarantee charges ..................             (5)             (1)             --
 Monthly expense charges ..........................            (20)             (9)             --
                                                      ------------    ------------    ------------
   Additions (reductions) for policy owners'
    transactions ..................................            460           1,041             199
                                                      ------------    ------------    ------------
 Net additions (reductions) for the year ..........            483           1,103             208

Policy Owners' Equity, beginning of the year ......          1,311             208              --
                                                      ------------    ------------    ------------
Policy Owners' Equity, end of the year ............   $      1,794    $      1,311    $        208
                                                      ============    ============    ============
Units Outstanding, beginning of the year ..........    109,118.612      19,312.138              --
Units Outstanding, end of the year ................    146,392.070     109,118.612      19,312.138
Net Asset Value per Unit:
   Select*Life I ..................................   $  12.099718    $  11.895001    $  10.719660
   Select*Life Series 2000 ........................   $  12.334780    $  12.029100    $  10.753858

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                  OCC Accumulation Trust
                                                                    Global Portfolio
                                                      --------------------------------------------
                                                          1999             1998           1997
                                                      ------------    ------------    ------------
Net investment income:
 Reinvested dividend income .......................   $         16    $          8    $          1
 Reinvested capital gains .........................            166              28              14
 Administrative expenses ..........................             (9)             (4)             (1)
                                                      ------------    ------------    ------------
   Net investment income (loss) and
    capital gains .................................            173              32              14
                                                      ------------    ------------    ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................            108              (5)             (1)
 Increase (decrease) in unrealized appreciation
  of investments ..................................            (43)             22             (29)
                                                      ------------    ------------    ------------
   Net realized and unrealized gains (losses) .....             65              17             (30)
                                                      ------------    ------------    ------------
   Additions (reductions) from operations .........            238              49             (16)
                                                      ------------    ------------    ------------

Policy Owners' transactions:
 Net premium payments .............................            296             348              51
 Transfers between funds and/or fixed account .....             43              86             272
 Policy loans .....................................            (10)             (2)              1
 Loan collateral interest crediting ...............             --              --              --
 Surrenders .......................................            (15)             (7)             --
 Death benefits ...................................            (15)             --              --
 Cost of insurance charges ........................            (55)            (39)             (5)
 Death benefit guarantee charges ..................             (2)             (1)             --
 Monthly expense charges ..........................            (10)             (5)             (1)
                                                      ------------    ------------    ------------
   Additions (reductions) for policy owners'
    transactions ..................................            232             380             318
                                                      ------------    ------------    ------------
 Net additions (reductions) for the year ..........            470             429             302

Policy Owners' Equity, beginning of the year ......            731             302              --
                                                      ------------    ------------    ------------
Policy Owners' Equity, end of the year ............   $      1,201    $        731    $        302
                                                      ============    ============    ============
Units Outstanding, beginning of the year ..........     67,997.586      31,784.854              --
Units Outstanding, end of the year ................     88,327.523      67,997.586      31,784.854
Net Asset Value per Unit:
   Select*Life I ..................................   $  13.383356    $  10.662721    $   9.487891
   Select*Life Series 2000 ........................   $  13.643299    $  10.782965    $   9.518205

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                  OCC Accumulation Trust
                                                                    Managed Portfolio
                                                      --------------------------------------------
                                                          1999            1998            1997
                                                      ------------    ------------    ------------
Net investment income:
 Reinvested dividend income .......................   $         84    $         17    $         --
 Reinvested capital gains .........................            188              56              --
 Administrative expenses ..........................            (48)            (24)             (1)
                                                      ------------    ------------    ------------
   Net investment income (loss) and
    capital gains .................................            224              49              (1)
                                                      ------------    ------------    ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................            (23)              2              --
 Increase (decrease) in unrealized appreciation
  of investments ..................................             26              74               7
                                                      ------------    ------------    ------------
   Net realized and unrealized gains (losses) .....              3              76               7
                                                      ------------    ------------    ------------
   Additions (reductions) from operations .........            227             125               6
                                                      ------------    ------------    ------------

Policy Owners' transactions:
 Net premium payments .............................          2,406           3,191             357
 Transfers between funds and/or fixed account .....         (2,222)          1,487             804
 Policy loans .....................................            (15)             (1)             (1)
 Loan collateral interest crediting ...............              2              --              --
 Surrenders .......................................            (84)            (17)             --
 Death benefits ...................................            (13)            (76)             --
 Cost of insurance charges ........................           (375)           (294)            (16)
 Death benefit guarantee charges ..................             (8)             (4)             --
 Monthly expense charges ..........................            (58)            (32)             (1)
                                                      ------------    ------------    ------------
   Additions (reductions) for policy owners'
    transactions ..................................           (367)          4,254           1,143
                                                      ------------    ------------    ------------
 Net additions (reductions) for the year ..........           (140)          4,379           1,149

Policy Owners' Equity, beginning of the year ......          5,528           1,149              --
                                                      ------------    ------------    ------------
Policy Owners' Equity, end of the year ............   $      5,388    $      5,528    $      1,149
                                                      ============    ============    ============
Units Outstanding, beginning of the year ..........    507,204.969     112,854.997              --
Units Outstanding, end of the year ................    471,347.494     507,204.969     112,854.997
Net Asset Value per Unit:
   Select*Life I ..................................   $  11.226640    $  10.778607    $  10.143089
   Select*Life Series 2000 ........................   $  11.444770    $  10.900163    $  10.175476

     The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, Continued
              For the years ended December 31, 1999, 1998 and 1997
                     (In Thousands, Except Value Per Unit)

                                                                 OCC Accumulation Trust
                                                                  Small Cap Portfolio
                                                      --------------------------------------------
                                                          1999            1998            1997
                                                      ------------    ------------    ------------
Net investment income:
 Reinvested dividend income .......................   $         15    $          3    $         --
 Reinvested capital gains .........................             --              33              --
 Administrative expenses ..........................            (25)            (10)             (1)
                                                      ------------    ------------    ------------
   Net investment income (loss) and
    capital gains .................................            (10)             26              (1)
                                                      ------------    ------------    ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................            (62)            (13)             --
 (Increase) decrease in unrealized appreciation
  of investments ..................................             66            (151)             (4)
                                                      ------------    ------------    ------------
   Net realized and unrealized gains (losses) .....              4            (164)             (4)
                                                      ------------    ------------    ------------
   Additions (reductions) from operations .........             (6)           (138)             (5)
                                                      ------------    ------------    ------------

Policy Owners' transactions:
 Net premium payments .............................          1,581           1,525             254
 Transfers between funds and/or fixed account .....            658             340             420
 Policy loans .....................................            (23)             (4)             --
 Loan collateral interest crediting ...............              1              --              --
 Surrenders .......................................            (32)             (6)             --
 Death benefits ...................................             (1)             --              --
 Cost of insurance charges ........................           (221)           (140)            (10)
 Death benefit guarantee charges ..................             (8)             (3)             --
 Monthly expense charges ..........................            (38)            (18)             (1)
                                                      ------------    ------------    ------------
   Additions (reductions) for policy
    owners' transactions ..........................          1,917           1,694             663
                                                      ------------    ------------    ------------
   Net additions (reductions) for the year ........          1,911           1,556             658

Policy Owners' Equity, beginning of the year ......          2,214             658              --
                                                      ------------    ------------    ------------
Policy Owners' Equity, end of the year ............   $      4,125    $      2,214    $        658
                                                      ============    ============    ============
Units Outstanding, beginning of the year ..........    237,553.351      64,284.089              --
Units Outstanding, end of the year ................    450,944.640     237,553.351      64,284.089
Net Asset Value per Unit:
   Select*Life I ..................................   $   8.981750    $   9.223192    $  10.220080
   Select*Life Series 2000 ........................   $   9.156366    $   9.327299    $  10.252721

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                       Putnam VT
                                                                Asia Pacific Growth Fund
                                                                    Class IA Shares
                                                      --------------------------------------------
                                                          1999            1998            1997
                                                      ------------    ------------    ------------
Net investment income:
 Reinvested dividend income .......................   $         --    $        105    $         39
 Reinvested capital gains .........................             --              --              --
 Administrative expenses ..........................            (29)            (18)            (15)
                                                      ------------    ------------    ------------
   Net investment income (loss) and
    capital gains .................................            (29)             87              24
                                                      ------------    ------------    ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................             30              (4)              4
 (Increase) decrease in unrealized appreciation
  of investments ..................................          2,591            (145)           (410)
                                                      ------------    ------------    ------------
   Net realized and unrealized gains (losses) .....          2,621            (149)           (406)
                                                      ------------    ------------    ------------
   Additions (reductions) from operations .........          2,592             (62)           (382)
                                                      ------------    ------------    ------------

Policy Owners' transactions:
 Net premium payments .............................            303           1,150           1,417
 Transfers between funds and/or fixed account .....           (810)           (206)           (122)
 Policy loans .....................................            (40)            (14)             (9)
 Loan collateral interest crediting ...............             --               1              --
 Surrenders .......................................           (106)            (51)            (24)
 Death benefits ...................................             --              (1)             (2)
 Cost of insurance charges ........................           (166)           (183)           (194)
 Death benefit guarantee charges ..................             (3)             (1)             --
 Monthly expense charges ..........................            (27)            (32)            (34)
                                                      ------------    ------------    ------------
   Additions (reductions) for policy
    owners' transactions ..........................           (849)            663           1,032
                                                      ------------    ------------    ------------
   Net additions (reductions) for the year ........          1,743             601             650

Policy Owners' Equity, beginning of the year ......          2,859           2,258           1,608
                                                      ------------    ------------    ------------
Policy Owners' Equity, end of the year ............   $      4,602    $      2,859    $      2,258
                                                      ============    ============    ============
Units Outstanding, beginning of the year ..........    317,373.587     236,947.013     144,086.091
Units Outstanding, end of the year ................    246,200.626     317,373.587     236,947.013
Net Asset Value per Unit:
   Select*Life I ..................................   $         --    $         --    $         --
   Select*Life Series 2000 ........................      18.686981    $   9.003039    $   9.525464

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                      Putnam VT
                                                                Diversified Income Fund
                                                                    Class IA Shares
                                                      --------------------------------------------
                                                          1999            1998            1997
                                                      ------------    ------------    ------------
Net investment income:
 Reinvested dividend income .......................   $        163    $         88    $         86
 Reinvested capital gains .........................             --              37              14
 Administrative expenses ..........................            (18)            (18)            (13)
                                                      ------------    ------------    ------------
   Net investment income (loss) and
    capital gains .................................            145             107              87
                                                      ------------    ------------    ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................            (78)             18              16
 (Increase) decrease in unrealized appreciation
  of investments ..................................            (49)           (182)              6
                                                      ------------    ------------    ------------
   Net realized and unrealized gains (losses) .....           (127)           (164)             22
                                                      ------------    ------------    ------------
   Additions (reductions) from operations .........             18             (57)            109
                                                      ------------    ------------    ------------

Policy Owners' transactions:
 Net premium payments .............................            254             895             785
 Transfers between funds and/or fixed account .....           (800)            (71)           (100)
 Policy loans .....................................            (10)            (10)            (10)
 Loan collateral interest crediting ...............             --               1              --
 Surrenders .......................................            (58)            (53)            (27)
 Death benefits ...................................             (9)             (1)             (3)
 Cost of insurance charges ........................           (122)           (166)           (130)
 Death benefit guarantee charges ..................             (3)             (1)             --
 Monthly expense charges ..........................            (16)            (24)            (21)
                                                      ------------    ------------    ------------
   Additions (reductions) for policy
    owners' transactions ..........................           (764)            570             494
                                                      ------------    ------------    ------------
   Net additions (reductions) for the year ........           (746)            513             603

Policy Owners' Equity, beginning of the year ......          2,511           1,998           1,395
                                                      ------------    ------------    ------------
Policy Owners' Equity, end of the year ............   $      1,765    $      2,511    $      1,998
                                                      ============    ============    ============
Units Outstanding, beginning of the year ..........    191,652.487     150,285.794     112,611.941
Units Outstanding, end of the year ................    132,402.534     191,652.487     150,285.794
Net Asset Value per Unit:
   Select*Life I ..................................   $  13.253124    $  13.128436    $  13.418177
   Select*Life Series 2000 ........................   $  13.339586    $  13.108403    $  13.290543

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                          Putnam VT
                                                                    Growth and Income Fund
                                                                       Class IA Shares
                                                      --------------------------------------------------
                                                           1999              1998              1997
                                                      --------------    --------------    --------------
Net investment income:
 Reinvested dividend income .......................   $          492    $          458    $          283
 Reinvested capital gains .........................            2,457             2,991               690
 Administrative expenses ..........................             (331)             (201)             (120)
                                                      --------------    --------------    --------------
   Net investment income (loss) and
    capital gains .................................            2,618             3,248               853
                                                      --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................              685               435               123
 (Increase) decrease in unrealized appreciation
  of investments ..................................           (3,184)              243             2,475
                                                      --------------    --------------    --------------
   Net realized and unrealized gains (losses) .....           (2,499)              678             2,598
                                                      --------------    --------------    --------------
   Additions (reductions) from operations .........              119             3,926             3,451
                                                      --------------    --------------    --------------

Policy Owners' transactions:
 Net premium payments .............................            9,574            10,650            10,331
 Transfers between funds and/or fixed account .....           (1,854)           (1,739)            1,033
 Policy loans .....................................             (375)             (145)              (71)
 Loan collateral interest crediting ...............               16                10                 3
 Surrenders .......................................             (812)             (753)             (288)
 Death benefits ...................................              (25)             (129)              (27)
 Cost of insurance charges ........................           (2,089)           (2,010)           (1,524)
 Death benefit guarantee charges ..................              (58)              (14)               (4)
 Monthly expense charges ..........................             (340)             (333)             (252)
                                                      --------------    --------------    --------------
   Additions (reductions) for policy
    owners' transactions ..........................            4,037             5,537             9,201
                                                      --------------    --------------    --------------
   Net additions (reductions) for the year ........            4,156             9,463            12,652

Policy Owners' Equity, beginning of the year ......           33,662            24,199            11,547
                                                      --------------    --------------    --------------
Policy Owners' Equity, end of the year ............   $       37,818    $       33,662    $       24,199
                                                      ==============    ==============    ==============
Units Outstanding, beginning of the year ..........    1,409,556.585     1,169,049.817       691,973.875
Units Outstanding, end of the year ................    1,559,790.647     1,409,556.585     1,169,049.817
Net Asset Value per Unit:
   Select*Life I ..................................   $    23.687497    $    23.505531    $    20.529605
   Select*Life Series 2000 ........................   $    24.291674    $    23.912286    $    20.717931

     The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                   CHANGES IN POLICYOWNERS' EQUITY, Continued
              For the years ended December 31, 1999, 1998 and 1997
                     (In Thousands, Except Value Per Unit)

                                                                          Putnam VT
                                                                    New Opportunities Fund
                                                                       Class IA Shares
                                                      --------------------------------------------------
                                                           1999              1998              1997
                                                      --------------    --------------    --------------
Net investment income:
 Reinvested dividend income .......................   $           --    $           --    $           --
 Reinvested capital gains .........................              490               353                --
 Administrative expenses ..........................             (352)             (175)              (92)
                                                      --------------    --------------    --------------
   Net investment income (loss) and
    capital gains .................................              138               178               (92)
                                                      --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................            1,400               416               239
 Increase (decrease) in unrealized appreciation
  of investments ..................................           22,263             5,506             3,361
                                                      --------------    --------------    --------------
   Net realized and unrealized gains (losses) .....           23,663             5,922             3,600
                                                      --------------    --------------    --------------
   Additions (reductions) from operations .........           23,801             6,100             3,508
                                                      --------------    --------------    --------------

Policy Owners' transactions:
 Net premium payments .............................           10,067            11,786            11,656
 Transfers between funds and/or fixed account .....           (4,660)           (1,903)             (862)
 Policy loans .....................................             (408)             (121)             (100)
 Loan collateral interest crediting ...............               12                 4                 1
 Surrenders .......................................           (1,076)             (683)             (271)
 Death benefits ...................................              (34)              (44)               (8)
 Cost of insurance charges ........................           (2,385)           (2,195)           (1,770)
 Death benefit guarantee charges ..................              (40)               (5)               --
 Monthly expense charges ..........................             (442)             (412)             (343)
                                                      --------------    --------------    --------------
   Additions (reductions) for policy
    owners' transactions ..........................            1,034             6,427             8,303
                                                      --------------    --------------    --------------
   Net additions (reductions) for the year ........           24,835            12,527            11,811

Policy Owners' Equity, beginning of the year ......           34,451            21,924            10,113
                                                      --------------    --------------    --------------
Policy Owners' Equity, end of the year ............   $       59,286    $       34,451    $       21,924
                                                      ==============    ==============    ==============
Units Outstanding, beginning of the year ..........    1,513,397.971     1,197,940.702       681,263.859
Units Outstanding, end of the year ................    1,537,759.325     1,513,397.971     1,197,940.702

Net Asset Value per Unit:
   Select*Life I ..................................   $           --    $           --    $           --
   Select*Life Series 2000 ........................   $    38.550963    $    22.763799    $    18.301715

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                         Putnam VT
                                                             Utilities Growth and Income Fund
                                                                     Class IA Shares
                                                      --------------------------------------------
                                                          1999            1998            1997
                                                      ------------    ------------    ------------
Net investment income:
 Reinvested dividend income .......................   $        106    $         87    $         61
 Reinvested capital gains .........................            112             149              84
 Administrative expenses ..........................            (32)            (24)            (14)
                                                      ------------    ------------    ------------
   Net investment income (loss) and
    capital gains .................................            186             212             131
                                                      ------------    ------------    ------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................            279             149              40
 Increase (decrease) in unrealized appreciation
  of investments ..................................           (518)            100             338
                                                      ------------    ------------    ------------
   Net realized and unrealized gains (losses) .....           (239)            249             378
                                                      ------------    ------------    ------------
   Additions (reductions) from operations .........            (53)            461             509
                                                      ------------    ------------    ------------

Policy Owners' transactions:
 Net premium payments .............................            429           1,035             903
 Transfers between funds and/or fixed account .....           (869)            108              50
 Policy loans .....................................            (43)            (34)            (17)
 Loan collateral interest crediting ...............              1               2               1
 Surrenders .......................................           (130)            (96)            (24)
 Death benefits ...................................            (10)             (4)             (3)
 Cost of insurance charges ........................           (214)           (237)           (168)
 Death benefit guarantee charges ..................             (7)             (3)             (1)
 Monthly expense charges ..........................            (33)            (37)            (26)
                                                      ------------    ------------    ------------
   Additions (reductions) for policy
    owners' transactions ..........................           (876)            734             715
                                                      ------------    ------------    ------------
   Net additions (reductions) for the year ........           (929)          1,195           1,224

Policy Owners' Equity, beginning of the year ......          3,966           2,771           1,547
                                                      ------------    ------------    ------------
Policy Owners' Equity, end of the year ............   $      3,037    $      3,966    $      2,771
                                                      ============    ============    ============
Units Outstanding, beginning of the year ..........    190,123.952     152,514.030     107,970.108
Units Outstanding, end of the year ................    146,646.122     190,123.952     152,514.030

Net Asset Value per Unit:
   Select*Life I ..................................   $  20.642919    $  20.947449    $  18.375382
   Select*Life Series 2000 ........................   $  20.723572    $  20.861089    $  18.153329

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                          Putnam VT
                                                                        Voyager Fund
                                                                       Class IA Shares
                                                      --------------------------------------------------
                                                           1999              1998              1997
                                                      --------------    --------------    --------------
Net investment income:
 Reinvested dividend income .......................   $           95    $          144    $           68
 Reinvested capital gains .........................            7,611             3,517             1,472
 Administrative expenses ..........................             (863)             (470)             (284)
                                                      --------------    --------------    --------------
   Net investment income (loss) and
    capital gains .................................            6,843             3,191             1,256
                                                      --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .....................................            2,077               915               218
 Increase (decrease) in unrealized appreciation
  of investments ..................................           41,058            10,198             7,940
                                                      --------------    --------------    --------------
   Net realized and unrealized gains (losses) .....           43,135            11,113             8,158
                                                      --------------    --------------    --------------
   Additions (reductions) from operations .........           49,978            14,304             9,414
                                                      --------------    --------------    --------------

Policy Owners' transactions:
 Net premium payments .............................           22,760            22,816            20,897
 Transfers between funds and/or fixed account .....           (2,189)           (1,602)              169
 Policy loans .....................................           (1,072)             (428)             (263)
 Loan collateral interest crediting ...............               47                27                16
 Surrenders .......................................           (2,679)           (2,127)             (969)
 Death benefits ...................................              (72)             (170)              (40)
 Cost of insurance charges ........................           (5,408)           (4,567)           (3,626)
 Death benefit guarantee charges ..................             (124)              (27)              (12)
 Monthly expense charges ..........................             (947)             (839)             (683)
                                                      --------------    --------------    --------------
   Additions (reductions) for policy
    owners' transactions ..........................           10,316            13,083            15,489
                                                      --------------    --------------    --------------
   Net additions (reductions) for the year ........           60,294            27,387            24,903

Policy Owners' Equity, beginning of the year ......           80,654            53,267            28,364
                                                      --------------    --------------    --------------
Policy Owners' Equity, end of the year ............   $      140,948    $       80,654    $       53,267
                                                      ==============    ==============    ==============
Units Outstanding, beginning of the year ..........    3,169,909.581     2,601,649.957     1,750,710.230
Units Outstanding, end of the year ................    3,503,220.110     3,169,909.581     2,601,649.957

Net Asset Value per Unit:
   Select*Life I ..................................   $    39.904396    $    25.423734    $    20.608071
   Select*Life Series 2000 ........................   $    40.259562    $    25.445248    $    20.460670

     The accompanying notes are an integral part of the financial statements.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:
   ReliaStar Select*Life Variable Account (the "Account") is a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly owned subsidiary of ReliaStar Financial Corp. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Payments received under the policies are allocated to sub-accounts of the Account, each of which is invested in one of the following funds during the year:

The Alger American Fund             Fidelity's VIP                        Fidelity's VIP II
----------------------------------- ------------------------------------- -------------------------------------
   Growth Portfolio                 Equity-Income Portfolio --            Asset Manager Portfolio -- IC Shares
   MidCap Growth Portfolio           IC Shares                            Contrafund Portfolio -- IC Shares
   Small Capitalization Portfolio   Growth Portfolio -- IC Shares         Index 500 Portfolio -- IC Shares
                                    High Income Portfolio -- IC Shares    Investment Grade Bond Portfolio --
                                    Money Market Portfolio -- IC Shares    IC Shares
                                    Overseas Portfolio -- IC Shares


Janus Aspen Series                    Putnam Variable Trust
-----------------------------------   --------------------------------------------------------------
   Aggressive Growth Portfolio        Putnam VT Asia Pacific Growth Fund -- Class IA Shares
   Growth Portfolio                   Putnam VT Diversified Income Fund -- Class IA Shares
   International Growth Portfolio     Putnam VT Growth and Income Fund -- Class IA Shares
   Worldwide Growth Portfolio         Putnam VT New Opportunities Fund -- Class IA Shares
                                      Putnam VT Utilities Growth and Income Fund -- Class IA Shares
                                      Putnam VT Voyager Fund -- Class IA Shares


Northstar Galaxy Trust             OCC Accumulation Trust    Neuberger Berman Advisers Management Trust
---------------------------------- ------------------------- ------------------------------------------
   Emerging Growth Portfolio       Equity Portfolio          AMT Limited Maturity Bond Portfolio
   Growth + Value Fund Portfolio   Global Equity Portfolio   AMT Partners Portfolio
   International Value Portfolio   Managed Portfolio         AMT Socially Responsive Portfolio
   Research Enhanced Index         Small Capitalization
    Portfolio                       Portfolio
   High Yield Bond Portfolio

   Fred Alger Management, Inc. is the investment adviser for the three portfolios of The Alger American Fund and is paid fees for its services by The Alger American Fund Portfolios. Fidelity Management & Research Company is the investment adviser for Fidelity Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund II (VIP II) and is paid for its services by the VIP and VIP II Portfolios. Janus Capital Corporation is the investment adviser for the four portfolios of Janus Aspen Series and is paid fees for its services by the Janus Aspen Series Portfolios. Neuberger Berman Management, Inc. is the investment manager for the three portfolios of the Neuberger Berman Advisers Management Trust and is paid fees for its services by the Neuberger Berman Advisers Management Trust Portfolios. Pilgrim Advisors, Inc., an affiliate of ReliaStar Life, is the investment adviser for the five Northstar Galaxy Trust Portfolios and is paid fees for its services by the Portfolios. OpCap Advisors is the investment adviser for the four Portfolios of the OCC Accumulation Trust and is paid fees for its services by the OCC Accumulation Trust Funds. Putnam Investment Management, Inc. is the investment adviser for Putnam Variable Trust and is paid fees for its services by Putnam Variable Trust. Further information is contained in the related funds' prospectuses.

   Fidelity VIP II Contrafund Portfolio is a registered trademark of FMMR Corporation.

   On August 8, 1997, sub-accounts investing in Northstar Galaxy Trust Growth + Value Portfolio, Northstar Galaxy Trust High Yield Bond Portfolio, Northstar Galaxy Trust International Value Portfolio, The Alger American Fund, Janus Aspen Series, OCC Accumulation Trust, and Neuberger Berman Advisers Management Trust were made available to Select*Life policies.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

1. ORGANIZATION, CONTINUED:
   On July 29, 1998, Northstar Variable Trust Portfolio changed its name to Northstar Galaxy Trust Portfolio (GT). Also on July 29, 1998, the Northstar Variable Trust Growth Portfolio changed its name to Northstar Galaxy Trust Growth + Value Portfolio.

   On November 9, 1998, Northstar Galaxy Trust Income and Growth Portfolio changed its name to Northstar Galaxy Trust Emerging Growth Portfolio.

   On April 8, 1999, shareholders of the Northstar Galaxy Trust Multi-Sector Bond Portfolio approved a proposal to modify the investment objective of the Portfolio from the objective of seeking to maximize income consistent with the preservation of capital to the objective of seeking capital appreciation. Also on April 8, 1999, the name of the Portfolio was changed to Northstar Galaxy Trust Research Enhanced Index Portfolio to better reflect the Portfolio's investment objective.

   On April 30, 1999, sub-accounts investing in Neuberger Berman Advisers Management Trust Socially Responsive Portfolio were made available to Select*Life policies.

   On April 30, 1999, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund and Putnam VT Utilities Growth and Income Fund were closed to new premium and transfers.

   On November 1, 1999, Northstar Investment Management Corporation changed its name to Pilgrim Advisors, Inc. Substantially the same personnel are performing the investment advisory services on behalf of Pilgrim Advisors, Inc.

2. SIGNIFICANT ACCOUNTING POLICIES:
   SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME:
   The market value of investments in the sub-accounts is based on the closing net asset values of the fund shares held at the end of the year. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the funds are determined on the basis of specific identification of fund share costs.

3. FEDERAL INCOME TAXES:
   Under current tax law, the income, gains, and losses from the separate account investments are not taxable to either the Account or ReliaStar Life.

4. POLICY CHARGES:
   ReliaStar Life makes certain charges to Policy Owners' Variable Accumulation Values in the Account in accordance with the terms of the policies. These charges are set forth in the policies and may include: cost of insurance; monthly expense charge; death benefit guarantee charge; optional insurance benefit charges; and surrender charges and sales charge refunds.

                     RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. INVESTMENTS:
   For the year ended December 31, 1999, investment activity in the funds was as follows (in thousands):

                                                                        COST OF       PROCEEDS
   INVESTING FUND                                                      PURCHASES     FROM SALES
   --------------                                                     -----------   -----------
   The Alger American Fund:
    Alger American Growth Portfolio ...............................    $ 28,569      $  3,075
    Alger American MidCap Growth Portfolio ........................       9,951         7,863
    Alger American Small Capitalization Portfolio .................      15,351        12,828
   Fidelity's VIP:
    VIP Equity-Income Portfolio -- IC Shares ......................      19,740        20,037
    VIP Growth Portfolio -- IC Shares .............................      37,372        21,222
    VIP High Income Portfolio -- IC Shares ........................      23,375        23,508
    VIP Money Market Portfolio -- IC Shares .......................     177,526       158,196
    VIP Overseas Portfolio -- IC Shares ...........................       6,357        16,691
   Fidelity's VIP II:
    VIP II Asset Manager Portfolio -- IC Shares ...................       4,113        13,044
    VIP II Contrafund Portfolio -- IC Shares . ....................      19,043         1,766
    VIP II Index 500 Portfolio -- IC Shares .......................      37,056        11,859
    VIP II Investment Grade Bond Portfolio -- IC Shares ...........       3,639         1,891
   Janus Aspen Series:
    Aggressive Growth Portfolio ...................................      22,586         8,081
    Growth Portfolio ..............................................      17,332         7,362
    International Growth Portfolio ................................      42,313        39,019
    Worldwide Growth Portfolio ....................................      42,215        21,553
   Neuberger Berman Advisers Management Trust:
    AMT Limited Maturity Bond Portfolio ...........................       2,001           571
    AMT Partners Portfolio ........................................       3,146         4,507
    AMT Socially Responsive Portfolio .............................          49             5
   Northstar Galaxy Trust:
    Northstar Emerging Growth Portfolio ...........................       8,949         4,588
    Northstar Growth + Value Portfolio ............................       6,517         2,840
    Northstar International Value Portfolio .......................      21,183        19,806
    Northstar Research Enhanced Index Portfolio ...................       2,153         1,685
    Northstar High Yield Bond Portfolio ...........................         578           258
   OCC Accumulation Trust:
    Equity Portfolio ..............................................         912           386
    Global Equity Portfolio .......................................       7,373         6,968
    Managed Portfolio .............................................       2,443         2,583
    Small Cap Portfolio ...........................................       7,022         5,105
   Putnam Variable Trust:
    Putnam VT Asia Pacific Growth Fund -- Class IA Shares .........       5,701         6,581
    Putnam VT Diversified Income Fund -- Class IA Shares ..........         311           930
    Putnam VT Growth and Income Fund -- Class IA Shares ...........      10,258         3,599
    Putnam VT New Opportunities Fund -- Class IA Shares ...........      12,277        11,092
    Putnam VT Utilities Growth and Income Fund -- Class IA
     Shares .......................................................       1,221         1,911
    Putnam VT Voyager Fund -- Class IA Shares .....................      27,999        10,843
                                                                       --------      --------
    Total .........................................................    $626,631      $452,253
                                                                       ========      ========

INDEPENDENT AUDITORS' REPORT






Board of Directors and Shareholder
ReliaStar Life Insurance Company
(A Wholly Owned Subsidiary of ReliaStar Financial Corp.)
Minneapolis, Minnesota


We have audited the accompanying consolidated balance sheets of ReliaStar Life Insurance Company and Subsidiaries (the Company) as of December 31, 1999 and 1998, and the related statements of income, shareholder's equity and comprehensive income, and cash flows for each of the two years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company and Subsidiaries as of December 31, 1999 and 1998 and the results of their operations and their cash flows for each of the two years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.



Minneapolis, Minnesota
February 1, 2000

CONSOLIDATED BALANCE SHEETS
RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

DECEMBER 31 (IN MILLIONS)                                              1999             1998
-------------------------------------------------------------   -----------      -----------
ASSETS
Fixed Maturity Securities (Amortized Cost: 1999, $11,223.6;
 1998, $11,106.5) ..........................................    $  11,009.3      $  11,609.9
Equity Securities (Cost: 1999, $42.7; 1998, $48.1) .........           42.7             49.1
Mortgage Loans on Real Estate ..............................        2,309.7          2,154.8
Real Estate and Leases .....................................           20.6             53.3
Policy Loans ...............................................          739.9            702.3
Other Invested Assets ......................................           88.1            113.5
Short-Term Investments .....................................          136.0            116.0
-------------------------------------------------------------   -----------      -----------
TOTAL INVESTMENTS ..........................................       14,346.3         14,798.9
Cash .......................................................           33.2               --
Accounts and Notes Receivable ..............................          260.8            245.1
Reinsurance Receivable .....................................          605.4            417.7
Deferred Policy Acquisition Costs ..........................        1,479.0          1,215.5
Present Value of Future Profits ............................          434.6            422.5
Property and Equipment, Net ................................          118.8            110.0
Accrued Investment Income ..................................          197.0            195.8
Other Assets ...............................................          282.0            272.0
Participation Fund Account Assets ..........................          310.9            311.6
Assets Held in Separate Accounts ...........................        6,196.7          4,310.6
-------------------------------------------------------------   -----------      -----------
TOTAL ASSETS ...............................................    $  24,264.7      $  22,299.7
=============================================================   ===========      ===========
LIABILITIES
Future Policy and Contract Benefits ........................    $  13,671.4      $  13,519.8
Pending Policy Claims ......................................          584.2            431.8
Other Policyholder Funds ...................................          354.3            304.6
Notes and Mortgages Payable -- Unaffiliated ................            8.0              8.2
Note Payable -- Parent .....................................          100.0            100.0
Income Taxes ...............................................          117.3            225.4
Other Liabilities ..........................................          548.8            529.8
Participation Fund Account Liabilities .....................          310.9            311.6
Liabilities Related to Separate Accounts ...................        6,191.2          4,305.1
-------------------------------------------------------------   -----------      -----------
TOTAL LIABILITIES ..........................................       21,886.1         19,736.3
-------------------------------------------------------------   -----------      -----------
SHAREHOLDER'S EQUITY
Common Stock (Shares Issued: 2.0) ..........................            2.5              2.5
Additional Paid-In Capital .................................        1,057.4          1,057.4
Retained Earnings ..........................................        1,427.6          1,242.7
Accumulated Other Comprehensive Income (Loss) ..............         (108.9)           260.8
-------------------------------------------------------------   -----------      -----------
TOTAL SHAREHOLDER'S EQUITY .................................        2,378.6          2,563.4
-------------------------------------------------------------   -----------      -----------
TOTAL LIABILITES AND SHAREHOLDER'S EQUITY ..................    $  24,264.7      $  22,299.7
=============================================================   ===========      ===========

The accompanying notes are an integral part of the consolidated financial statements.

CONSOLIDATED STATEMENTS OF INCOME
RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

YEAR ENDED DECEMBER 31 (IN MILLIONS)                                     1999            1998
----------------------------------------------------------------   ----------      ----------
REVENUES
Premiums ......................................................    $  1,186.6      $  1,007.9
Net Investment Income .........................................       1,102.4         1,109.8
Realized Investment Gains (Losses), Net .......................          (7.8)           17.3
Policy and Contract Charges ...................................         454.5           427.6
Other Income ..................................................          43.7            73.7
----------------------------------------------------------------   ----------      ----------
TOTAL .........................................................       2,779.4         2,636.3
----------------------------------------------------------------   ----------      ----------
BENEFITS AND EXPENSES
Benefits to Policyholders .....................................       1,712.7         1,549.4
Sales and Operating Expenses ..................................         434.3           473.9
Amortization of Deferred Policy Acquisition Costs and
 Present Value of Future Profits ..............................         185.5           192.4
Interest Expense ..............................................           6.7             6.9
Dividends and Experience Refunds to Policyholders .............          28.1            29.4
----------------------------------------------------------------   ----------      ----------
TOTAL .........................................................       2,367.3         2,252.0
----------------------------------------------------------------   ----------      ----------
Income from Continuing Operations Before Income Taxes .........         412.1           384.3
Income Tax Expense ............................................         145.2           136.4
----------------------------------------------------------------   ----------      ----------
INCOME FROM CONTINUING OPERATIONS .............................         266.9           247.9
Loss from Discontinued Operations, Net of Tax .................            --            (7.2)
----------------------------------------------------------------   ----------      ----------
NET INCOME ....................................................    $    266.9      $    240.7
================================================================   ==========      ==========

The accompanying notes are an integral part of the consolidated financial statements.

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND
COMPREHENSIVE INCOME
RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

                                           Shareholder's Equity        Comprehensive Income
                                         -------------------------   ------------------------
YEAR ENDED DECEMBER 31 (IN MILLIONS)           1999          1998          1999          1998
--------------------------------------   ----------    ----------    ----------    ----------
COMMON STOCK
Beginning and End of Year ............    $     2.5     $     2.5
---------------------------------------   ---------     ---------
ADDITIONAL PAID-IN CAPITAL
Beginning and End of Year ............      1,057.4       1,057.4
---------------------------------------   ---------     ---------
RETAINED EARNINGS
Beginning of Year ....................      1,242.7       1,090.0
Net Income ...........................        266.9         240.7     $  266.9      $  240.7
Dividends to Shareholder .............        (82.0)        (88.0)
---------------------------------------   ---------     ---------
 End of Year .........................      1,427.6       1,242.7
---------------------------------------   ---------     ---------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of Year ....................        260.8         226.1
Change for the Year ..................       (369.7)         34.7       (369.7)         34.7
---------------------------------------   ---------     ---------
 End of Year .........................       (108.9)        260.8
---------------------------------------   ---------     ---------
COMPREHENSIVE INCOME (LOSS) ..........                                $ (102.8)     $  275.4
=======================================                               ========      ========
TOTAL SHAREHOLDER'S EQUITY ...........    $ 2,378.6     $ 2,563.4
=======================================   =========     =========

The accompanying notes are an integral part of the consolidated financial statements.

CONSOLIDATED STATEMENTS OF CASH FLOWS
RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

YEAR ENDED DECEMBER 31 (IN MILLIONS)                                                1999            1998
---------------------------------------------------------------------------   ----------      ----------
OPERATING ACTIVITIES
Net Income ...............................................................    $    266.9      $    240.7
Adjustments to Reconcile Net Income to Net
 Cash Provided by (Used in) Operating Activities
   Interest Credited to Insurance Contracts ..............................         564.1           586.8
   Future Policy Benefits ................................................        (699.0)         (685.6)
   Capitalization of Policy Acquisition Costs ............................        (290.9)         (258.7)
   Amortization of Deferred Policy Acquisition Costs and
    Present Value of Future Profits ......................................         185.5           192.4
   Deferred Income Taxes .................................................          48.1            15.5
   Net Change in Receivables and Payables ................................          62.0            14.0
   Other Assets ..........................................................         (11.2)          295.4
   Realized Investment (Gains) Losses, Net ...............................           7.8           (17.3)
   Other .................................................................         (24.4)          (20.9)
---------------------------------------------------------------------------   ----------      ----------
 Net Cash Provided by Operating Activities ...............................         108.9           362.3
---------------------------------------------------------------------------   ----------      ----------
INVESTING ACTIVITIES
Proceeds from Sales of Fixed Maturity Securities .........................         951.3           535.8
Proceeds from Maturities or Repayment of Fixed Maturity Securities .......       1,374.6         1,096.6
Cost of Fixed Maturity Securities Acquired ...............................      (2,438.5)       (2,062.9)
Sales (Purchases) of Equity Securities, Net ..............................           5.5           (27.4)
Proceeds of Mortgage Loans Sold, Matured or Repaid .......................         340.7           654.4
Cost of Mortgage Loans Acquired ..........................................        (497.5)         (539.9)
Sales of Real Estate and Leases, Net .....................................          41.4            23.7
Policy Loans Issued, Net .................................................         (37.6)          (39.0)
Sales (Purchases) of Other Invested Assets, Net ..........................          (8.3)            7.1
Sales (Purchases) of Short-Term Investments, Net .........................         (20.0)           14.3
---------------------------------------------------------------------------   ----------      ----------
 Net Cash Used in Investing Activities ...................................        (288.4)         (337.3)
---------------------------------------------------------------------------   ----------      ----------
FINANCING ACTIVITIES
Deposits to Insurance Contracts ..........................................       1,678.0         1,634.9
Maturities and Withdrawals from Insurance Contracts ......................      (1,383.1)       (1,350.9)
Increase in Notes and Mortgages Payable ..................................            --            24.0
Repayment of Notes and Mortgages Payable .................................           (.2)         (268.5)
Dividends to Shareholder .................................................         (82.0)          (88.0)
---------------------------------------------------------------------------   ----------      ----------
 Net Cash Provided by (Used in) Financing Activities .....................         212.7           (48.5)
---------------------------------------------------------------------------   ----------      ----------
Increase (Decrease) in Cash ..............................................          33.2           (23.5)
Cash at Beginning of Year ................................................            --            23.5
---------------------------------------------------------------------------   ----------      ----------
Cash at End of Year ......................................................    $     33.2      $       --
===========================================================================   ==========      ==========

The accompanying notes are an integral part of the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)


NOTE 1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS
ReliaStar Life Insurance Company (ReliaStar Life or the Company) is principally engaged in the business of providing life insurance and related financial services products. The Company provides and distributes individual life insurance and annuities; employee benefit products and services; retirement plans and life and health reinsurance. The Company operates primarily in the United States and, through its subsidiaries, is authorized to conduct business in all 50 states.

PRINCIPLES OF CONSOLIDATION
The consolidated financial statements include the accounts of the Company and its subsidiaries and exclude the effects of all material intercompany transactions.

ReliaStar Life is a wholly owned subsidiary of ReliaStar Financial Corp. (ReliaStar). ReliaStar Life's principal subsidiaries are Northern Life Insurance Company (Northern), Security-Connecticut Life Insurance Company (Security-Connecticut), ReliaStar Life Insurance Company of New York (RLNY) and ReliaStar Reinsurance Group (UK), Ltd. Effective December 31, 1998, ReliaStar United Services Life Insurance Company, an affiliate, merged with and into ReliaStar Life.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturity securities (bonds and redeemable preferred stocks) are classified as available-for-sale and are carried at fair value.

Equity securities (common stocks and nonredeemable preferred stocks) are carried at fair value.

Mortgage loans on real estate are carried at amortized cost less an impairment allowance for estimated uncollectible amounts.

Investment real estate owned directly by the Company is carried at cost less accumulated depreciation and allowances for estimated losses. Investments in real estate joint ventures are accounted for using the equity method. Real estate acquired through foreclosure is carried at the lower of fair value less estimated costs to sell or cost.

Short-term investments are carried at amortized cost, which approximates fair value.

Unrealized investment gains and losses on equity securities and fixed maturity securities, net of related deferred policy acquisition costs (DAC), present value of future profits (PVFP) and tax effects, are accounted for as a direct increase or decrease to the accumulated other comprehensive income (loss) component of shareholder's equity.

Realized investment gains and losses enter into the determination of net income. Realized investment gains and losses on sales of securities are determined on the specific identification method. Write-offs of investments that decline in value below cost on other than a temporary basis and the change in the allowance for mortgage loans and wholly owned real estate are included with realized investment gains and losses in the Consolidated Statements of Income.

The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company periodically reviews all invested assets (including marketable bonds, private placements, mortgage loans and real estate investments) to identify investments where the Company has credit concerns. Investments with credit concerns include those the Company has identified as problem investments, which are issues delinquent in a required payment of principal or interest, issues in bankruptcy or foreclosure and restructured or foreclosed assets. The Company also identifies investments as potential problem investments, which are investments where the Company has serious doubts as to the ability of the borrowers to comply with the present loan repayment terms.

INTEREST RATE SWAP AGREEMENTS
Interest rate swap agreements are used as hedges for asset/liability management of adjustable rate and short-term invested assets. The Company does not enter into any interest rate swap agreements for trading purposes. The interest rate swap transactions involve the exchange of fixed and floating rate interest payments without the exchange of underlying principal amounts and do not contain other optional provisions. The Company utilizes the settlement method of accounting for its interest rate swap agreements whereby the difference between amounts paid and amounts received or accrued on interest rate swap agreements is reflected in net investment income.

The characteristics (notional amount, maturity and payment dates) of the interest rate swap agreements are similar to the characteristics of the designated hedged assets. Interest rate swaps are carried at fair value, and changes in fair value are recorded as a direct increase or decrease in the accumulated other comprehensive income component of shareholder's equity. In the event an interest rate swap agreement would cease to qualify for hedge accounting, changes in fair value of the affected swap would be recorded as income or expense. There were no terminations of interest rate swap agreements during 1999 and 1998.

EQUITY INDEX CALL OPTIONS
Equity index call options are tied to the performance of the S&P 500 Index and are used for asset/liability management of equity indexed annuity products. The Company does not purchase options for trading purposes. The notional amounts and other characteristics of the options correspond to the characteristics of obligations to policyholders for deposits received on equity indexed annuities. The change in the fair value of the call options approximates the change in the corresponding equity indexed annuity account value. The call options are carried at fair value, and changes in fair value are recorded as income or expense, consistent with the equity indexed annuity products.

POLICY ACQUISITION COSTS
Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy issuance and underwriting and certain variable agency expenses.

Costs deferred related to traditional life insurance products are amortized over the premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

Costs deferred related to universal life-type policies and investment contracts are amortized over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment, surrender and expense margins.

PRESENT VALUE OF FUTURE PROFITS
The present value of future profits reflects the estimated fair value of acquired insurance business in force and represents the portion of the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts. PVFP is amortized over the lives of the acquired insurance business in force in a manner consistent with amortization of policy acquisition costs.

An analysis of the PVFP asset account is presented below:

(IN MILLIONS)                                                1999          1998
------------------------------------------------------   --------      --------
Balance, Beginning of Year ..........................    $  422.5      $  480.0
Acquisition .........................................          --          (7.3)
Imputed Interest ....................................        26.9          31.0
Amortization ........................................       (77.5)        (90.1)
Impact of Net Unrealized Investment Losses ..........        62.7           8.9
------------------------------------------------------   --------      --------
BALANCE, END OF YEAR ................................    $  434.6      $  422.5
======================================================   ========      ========

Based on current conditions and assumptions as to future events on acquired policies in force, the Company expects that the net amortization of the December 31, 1999, PVFP balance will be between 6% and 9% in each of the years 2000 through 2004. The interest rates used to determine the amount of imputed interest on the unamortized PVFP balance ranged from 5% to 8%.

PROPERTY AND EQUIPMENT
Property and equipment are carried at cost, net of accumulated depreciation of $104.6 million and $100.5 million at December 31, 1999 and 1998, respectively. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over 35 to 50 years. Depreciation expense for the years ending December 31, 1999 and 1998, totaled $4.7 million and $6.0 million, respectively.

GOODWILL
Goodwill is the excess of the amount paid to acquire a company over the fair value of the net assets acquired and is amortized on a straight-line basis over 40 years. The carrying value of goodwill is monitored for indicators of impairment of value. No events or circumstances were identified which warrant consideration of impairment or a revised estimate of useful lives.

PARTICIPATION FUND ACCOUNT
On January 3, 1989, the Commissioner of Commerce of the State of Minnesota approved a Plan of Conversion and Reorganization (the Plan) which provided, among other things, for the conversion of ReliaStar Life from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account (PFA) for the benefit of certain participating individual life insurance policies and annuities issued by ReliaStar Life prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets with respect to such policies are segregated in the accounting records of ReliaStar Life to assure the continuation of policyholder dividend practices. Assets and liabilities of the PFA are presented in accordance with statutory accounting practices. Earnings derived from the operation of the PFA inure solely to the benefit of the policies covered by the PFA and no benefit will inure to the Company. Accordingly, results of operations for the PFA are excluded from the Company's Consolidated Statements of Income. In the event that the assets of the PFA are insufficient to provide the contractual benefits guaranteed by the affected policies, ReliaStar Life must provide such contractual benefits from its general assets.

SEPARATE ACCOUNTS
The Company operates separate accounts. The assets and liabilities of the separate accounts are primarily related to variable annuity, variable life and 401(k) contracts and represent policyholder-directed funds that are separately administered. The assets (primarily investments) and liabilities (primarily to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are carried at fair value. Revenues from these separate account contracts consist primarily of charges for mortality risk and expenses, cost of insurance, contract administration and surrender charges. Revenue for these products is recognized when due.

FUTURE POLICY AND CONTRACT BENEFITS
Liabilities for future policy benefits for traditional life contracts are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued or, for purchased contracts, at the date of acquisition.

Liabilities for future policy and contract benefits on universal life-type and investment contracts are based on the policy account balance.

The liabilities for future policy and contract benefits for group disabled life reserves and long-term disability reserves are based upon interest rate assumptions and morbidity and termination rates from published tables, modified for Company experience.

INCOME TAXES
The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative temporary differences in the assets and liabilities determined on a tax return and financial statement basis.

The Company files a consolidated tax return with certain of its affiliates. The method by which the total consolidated federal income tax for each entity is allocated to each of the companies is subject to a written agreement approved by the Company's Board of Directors. Allocation is based upon a separate return calculation such that each company in the consolidated return pays the same tax or receives the same refunds it would have paid or received had it consistently filed separate federal income tax returns. Intercompany tax balances are settled within a reasonable time after filing of the consolidated federal income tax returns with the Internal Revenue Service.

PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS
RECOGNITION OF TRADITIONAL LIFE, GROUP AND ANNUITY PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS -- Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of term and whole life insurance policies and certain annuities with life contingencies (immediate annuities). Life insurance premiums and immediate annuity premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and PVFP.

RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACT REVENUE AND BENEFITS TO POLICYHOLDERS -- Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. Amounts received as deposits to such contracts are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading and the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYHOLDERS -- Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are referred to as investment contracts. Retirement plan contracts, Guaranteed Investment Contracts (GICs) and certain deferred annuities are considered investment contracts. Amounts received as deposits for such contracts are not reported as premium revenues.

Revenues for investment products consist of investment income and charges assessed against contract account values for policy administration. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.

CHANGES IN ACCOUNTING PRINCIPLES
ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES Effective for transactions occurring on or after January 1, 1998, the Company adopted those provisions of Statement of Financial Accounting Standards (SFAS) No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which were deferred by SFAS No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125." SFAS No. 125 requires a company to recognize the financial and servicing assets it controls and the liabilities it has incurred and to derecognize financial assets when control has been surrendered in accordance with the criteria provided in SFAS No. 125. The adoption of this standard had no effect on the financial results of the Company.

REPORTING COMPREHENSIVE INCOME
Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 establishes standards for the reporting and display of comprehensive income and its components in a company's full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity from transactions and other events and circumstances from nonowner sources. Adoption of this standard had no effect on the financial results of the Company.

EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POSTRETIREMENT BENEFITS Effective December 31, 1998, the Company adopted SFAS No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits." SFAS No. 132 requires new disclosures relating to a company's pension and other postretirement benefit plans. Adoption of this standard had no effect on the financial results of the Company.

ACCOUNTING FOR THE COST OF COMPUTER SOFTWARE DEVELOPED OR OBTAINED FOR INTERNAL USE

Effective January 1, 1998, the Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use." SOP No. 98-1 provides guidance on accounting for costs associated with computer software developed or obtained for internal use. Adoption of this standard did not have a significant effect on the financial results of the Company.


RECLASSIFICATIONS
Certain prior year amounts have been reclassified to conform to current year presentation.


NOTE 2. INVESTMENTS

FIXED MATURITY SECURITIES
The amortized cost and fair value of investments in fixed maturity securities by type of investment were as follows:


                                                                   Gross Unrealized
                                                               ------------------------
                                                 Amortized                                     Fair
DECEMBER 31, 1999 (IN MILLIONS)                     Cost         Gains       (Losses)         Value
--------------------------------------------   -------------   ---------   ------------   -----------
United States Government and Government
 Agencies and Authorities ..................    $     85.2     $   1.6       $    (.4)     $     86.4
States, Municipalities and Political
 Subdivisions ..............................          30.8         1.0           (1.2)           30.6
Foreign Governments ........................          69.2          .5           (1.1)           68.6
Public Utilities ...........................         599.6        12.0           (8.4)          603.2
Corporate Securities .......................       7,109.4        65.0         (198.6)        6,975.8
Mortgage-Backed/Structured Finance .........       3,316.9        22.5         (105.9)        3,233.5
Redeemable Preferred Stock .................          12.5          .2           (1.5)           11.2
---------------------------------------------   ----------     -------       --------      ----------
TOTAL ......................................    $ 11,223.6     $ 102.8       $ (317.1)     $ 11,009.3
=============================================   ==========     =======       ========      ==========



                                                                  Gross Unrealized
                                                               -----------------------
                                                 Amortized                                    Fair
DECEMBER 31, 1998 (IN MILLIONS)                     Cost          Gains      (Losses)        Value
--------------------------------------------   -------------   ----------   ----------   ------------
United States Government and Government
 Agencies and Authorities ..................    $    103.6      $  11.5           --      $    115.1
States, Municipalities and Political
 Subdivisions ..............................          49.9          4.1           --            54.0
Foreign Governments ........................          88.5          8.9           --            97.4
Public Utilities ...........................         643.0         56.6      $   (.2)          699.4
Corporate Securities .......................       7,416.0        378.3        (47.6)        7,746.7
Mortgage-Backed/Structured Finance .........       2,793.0         99.9         (7.7)        2,885.2
Redeemable Preferred Stock .................          12.5           .3          (.7)           12.1
---------------------------------------------   ----------      -------      -------      ----------
TOTAL ......................................    $ 11,106.5      $ 559.6      $ (56.2)     $ 11,609.9
=============================================   ==========      =======      =======      ==========

The amortized cost and fair value of fixed maturity securities by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                      Amortized          Fair
DECEMBER 31, 1999 (IN MILLIONS)                          Cost           Value
--------------------------------------------------   ----------      ----------
Maturing in:
 One Year or Less ...............................    $    416.1      $    415.6
 One to Five Years ..............................       3,456.8         3,444.6
 Five to Ten Years ..............................       2,850.3         2,773.5
 Ten Years or Later .............................       1,183.5         1,142.1
Mortgage-Backed/Structured Finance ..............       3,316.9         3,233.5
--------------------------------------------------   ----------      ----------
TOTAL ...........................................    $ 11,223.6      $ 11,009.3
==================================================   ==========      ==========

The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds which are not considered problems are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds which are considered problems are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

At December 31, 1999, the largest industry concentration in the private placement portfolio was mortgage-backed/structured finance, where 16.9% of the portfolio was invested, and the largest industry concentration in the marketable bond portfolio was mortgage-backed/structured finance, where 34.5% of the portfolio was invested.

EQUITY SECURITIES
The cost and fair value of investments in equity securities were as follows:

DECEMBER 31 (IN MILLIONS)                                     1999         1998
--------------------------------------------------------   -------      -------
Cost ..................................................    $  42.7      $  48.1
Gross Unrealized Gains ................................        2.8          2.2
Gross Unrealized Losses ...............................       (2.8)        (1.2)
--------------------------------------------------------   -------      -------
FAIR VALUE ............................................    $  42.7      $  49.1
========================================================   =======      =======

MORTGAGE LOANS ON REAL ESTATE
Investments in mortgage loans on real estate were as follows:

DECEMBER 31 (IN MILLIONS)                                                        1999            1998
------------------------------------------------------------------------   ----------      ----------
Mortgage Loans, Non-Impaired ..........................................    $  2,305.8      $  2,152.3
Mortgage Loans, Impaired ..............................................          13.7            13.0
------------------------------------------------------------------------   ----------      ----------
                                                                              2,319.5         2,165.3
                                                                           ----------      ----------
Allowance for Credit Losses, Beginning of Year ........................         (10.5)          (10.5)
 Increases ............................................................            --              --
 Decreases ............................................................            .7              --
------------------------------------------------------------------------   ----------      ----------
Allowances for Credit Losses, End of Year .............................          (9.8)          (10.5)
------------------------------------------------------------------------   ----------      ----------
TOTAL .................................................................    $  2,309.7      $  2,154.8
========================================================================   ==========      ==========
Average Investment in Impaired Mortgage Loans on Real Estate ..........    $      2.0      $      1.6
========================================================================   ==========      ==========

The Company does not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful, rather income is recognized for these loans as payments are received. Interest income recognized on impaired mortgage loans during the years ended December 31, 1999 and 1998, was $1.1 and $.9 million, respectively.

At December 31, 1999, the largest geographic concentration of commercial mortgage loans was in the Midwest region of the United States, where approximately 36.0% of the commercial mortgage loan portfolio was invested.

INVESTMENT INCOME
Investment income summarized by type of investment was as follows:

YEAR ENDED DECEMBER 31 (IN MILLIONS)                        1999          1998
-----------------------------------------------------  ---------     ---------
Fixed Maturity Securities ..........................   $   871.3     $   866.7
Equity Securities ..................................         3.6           2.1
Mortgage Loans on Real Estate ......................       181.2         181.6
Real Estate and Leases .............................         9.2          21.6
Policy Loans .......................................        42.5          41.8
Other Invested Assets ..............................         9.0          12.8
Short-Term Investments .............................         8.7          10.9
-----------------------------------------------------  ---------     ---------
 Gross Investment Income ...........................     1,125.5       1,137.5
Investment Expenses ................................        23.1          27.7
-----------------------------------------------------  ---------     ---------
NET INVESTMENT INCOME ..............................   $ 1,102.4     $ 1,109.8
=====================================================  =========     =========

REALIZED INVESTMENT GAINS AND LOSSES
Net pretax realized investment gains (losses) were as follows:

YEAR ENDED DECEMBER 31 (IN MILLIONS)                         1999         1998
-------------------------------------------------------   -------      -------
Net Gains (Losses) on Sales
 Fixed Maturity Securities
   Gross Gains .......................................    $  17.8      $  26.3
   Gross Losses ......................................      (15.2)       (13.2)
 Equity Securities
   Gross Gains .......................................         .7          1.9
   Gross Losses ......................................        (.5)        (2.5)
 Mortgage Loans on Real Estate .......................         .4         (0.2)
 Real Estate and Leases ..............................        8.2          4.9
 Other ...............................................        7.9         15.3
-------------------------------------------------------   -------      -------
                                                             19.3         32.5
-------------------------------------------------------   -------      -------
Provisions for Losses
 Fixed Maturity Securities ...........................      (13.6)        (8.4)
 Equity Securities ...................................         --           --
 Mortgage Loans on Real Estate .......................        (.1)          --
 Real Estate and Leases ..............................        (.9)        (2.4)
 Other ...............................................      (12.5)        (4.4)
-------------------------------------------------------   -------      -------
                                                            (27.1)       (15.2)
-------------------------------------------------------   -------      -------
PRETAX REALIZED INVESTMENT GAINS (LOSSES) ............    $  (7.8)     $  17.3
=======================================================   =======      =======

OTHER INVESTMENT INFORMATION
Invested assets which were nonincome producing (no income received for the 12 months preceding the balance sheet date) were as follows:

DECEMBER 31 (IN MILLIONS)                                     1999        1998
---------------------------------------------------------   ------      ------
Fixed Maturity Securities ..............................    $  4.5      $  3.9
Mortgage Loans on Real Estate ..........................        .2         1.5
Real Estate and Leases .................................       2.9         7.1
Other Invested Assets ..................................      29.1        11.8
---------------------------------------------------------   ------      ------
TOTAL ..................................................    $ 36.7      $ 24.3
=========================================================   ======      ======

Allowances for losses on investments are reflected on the Consolidated Balance Sheets as a reduction of the related assets and were as follows:

DECEMBER 31 (IN MILLIONS)                                                     1999         1998
-------------------------------------------------------------------------   ------      -------
Mortgage Loans on Real Estate ..........................................    $  9.8      $  10.5
Real Estate and Leases .................................................       4.7          9.0
Other Invested Assets ..................................................       8.5          6.0
-------------------------------------------------------------------------   ------      -------

Real estate assets acquired through foreclosure during the year ended December 31, 1999, totaled $1.3 million. There were none in 1998.

The components of net unrealized investment gains (losses) included in the accumulated other comprehensive income (loss) component of shareholder's equity are shown below:

DECEMBER 31 (IN MILLIONS)                                                     1999          1998
----------------------------------------------------------------------    --------      --------
Unrealized Investment Gains (Losses) ................................     $ (218.1)     $  529.8
DAC/PVFP Adjustment .................................................         50.7        (128.6)
Deferred Income Taxes ...............................................         58.5        (140.4)
----------------------------------------------------------------------    --------      --------
TOTAL ...............................................................     $ (108.9)     $  260.8
======================================================================    ========      ========

The change in net unrealized investment gains and losses included in the change in accumulated other comprehensive income (loss) consisted of the following:

YEAR ENDED DECEMBER 31 (IN MILLIONS)                                           1999         1998
-----------------------------------------------------------------------    --------      -------
Unrealized Investment Gains (Losses) Arising During The Period(1) ....     $ (484.0)     $  36.7
Reclassification Adjustments(2) ......................................         (1.8)        (8.7)
Change in DAC/PVFP Adjustment(3) .....................................        116.1          6.7
-----------------------------------------------------------------------    --------      -------
TOTAL ................................................................     $ (369.7)     $  34.7
=======================================================================    ========      =======

(1) Net of income taxes totaling $(261.2) million and $17.0 million for 1999 and 1998, respectively.
(2) Net of income taxes totaling $(1.0) million and $(4.1) million for 1999 and 1998, respectively.
(3) Net of income taxes totaling $63.3 million and $3.5 million for 1999 and 1998, respectively.

NOTE 3. NOTES AND MORTGAGES PAYABLE

A summary of notes and mortgages payable is as follows:

DECEMBER 31 (IN MILLIONS)                                                       1999         1998
---------------------------------------------------------------------------  -------      -------
Unaffiliated:
 Current Portion .........................................................   $   5.8      $    .2
 Noncurrent Portion ......................................................       2.2          8.0
---------------------------------------------------------------------------  -------      -------
TOTAL UNAFFILIATED .......................................................   $   8.0      $   8.2
---------------------------------------------------------------------------  -------      -------
NOTE PAYABLE TO PARENT ...................................................   $ 100.0      $ 100.0
===========================================================================  =======      =======

At December 31, 1999 and 1998, unaffiliated debt consisted primarily of mortgage notes assumed in connection with certain real estate investments with interest rates ranging from 6.2% to 9.6%.

Principal payments required in each of the next five years and thereafter are as follows:

(IN MILLIONS)
---------------------------------------------------------------------------
2000 - $ 5.8                                                   2003 - $  .1
2001 - $ 2.0                                                   2004 - $  --
2002 - $  .1                                    2005 and thereafter - $  --
---------------------------------------------------------------------------

ReliaStar has loaned $100.0 million to ReliaStar Life under a surplus note. The original note, dated April 1, 1989, was issued in connection with ReliaStar Life's demutualization and was used to offset the surplus reduction related to the cash distribution to the mutual policyholders in the demutualization. This original note was replaced by a successor surplus note (the 1994 Note) dated November 1, 1994. The 1994 Note provides, subject to the regulatory constraints discussed below, that (i) it is a surplus note which will mature on September 15, 2003 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (ii) interest is at 65/8% payable semi-annually; and
(iii) in the event that

ReliaStar Life is in default in the payment of any required interest or principal, ReliaStar Life cannot pay cash dividends on its capital stock (all of which is owned directly by ReliaStar). The 1994 Note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of Commerce.

Interest paid on unaffiliated debt was $.4 million during both 1999 and 1998.


NOTE 4. INCOME TAXES

The income tax liability reported on the Consolidated Balance Sheets consisted of the following:

DECEMBER 31 (IN MILLIONS)                                    1999         1998
-------------------------------------------------------   -------      -------
Current Income Taxes .................................    $  59.4      $  18.4
Deferred Income Taxes ................................       57.9        207.0
-------------------------------------------------------   -------      -------
TOTAL ................................................    $ 117.3      $ 225.4
=======================================================   =======      =======

Deferred income taxes reflect the impact for financial statement reporting purposes of "temporary differences" between the financial statement carrying amounts and tax bases of assets and liabilities. The "temporary differences" that give rise to the net deferred tax liability relate to the following:

DECEMBER 31 (IN MILLIONS)                                  1999           1998
---------------------------------------------------    --------       --------
Future Policy and Contract Benefits ..............     $ (381.2)      $ (368.8)
Net Unrealized Investment Losses .................        (77.6)            --
Investment Write-Offs and Allowances .............        (24.5)         (34.4)
Pension and Postretirement Benefit Plans .........         (8.1)          (7.8)
Employee Benefits ................................        (12.4)         (12.9)
Other ............................................        (25.2)         (53.2)
---------------------------------------------------    --------       --------
 Gross Deferred Tax Asset ........................       (529.0)        (477.1)
---------------------------------------------------    --------       --------
Deferred Policy Acquisition Costs ................        370.2          326.6
Present Value of Future Profits ..................        141.2          157.3
Net Unrealized Investment Gains ..................           --          119.3
Property and Equipment ...........................         25.4           24.4
Real Estate Joint Ventures .......................         10.0           15.5
Other ............................................         40.1           41.0
---------------------------------------------------    --------       --------
 Gross Deferred Tax Liability ....................        586.9          684.1
---------------------------------------------------    --------       --------
NET DEFERRED TAX LIABILITY .......................     $   57.9       $  207.0
===================================================    ========       ========

The provision for income taxes reported on the Consolidated Statements of Income consisted of the following:

YEAR ENDED DECEMBER 31 (IN MILLIONS)                        1999          1998
------------------------------------------------------   -------      --------
Currently Payable ...................................    $  97.1      $  120.9
Deferred ............................................       48.1          15.5
------------------------------------------------------   -------      --------
TOTAL ...............................................    $ 145.2      $  136.4
======================================================   =======      ========

The difference between the U.S. federal income tax rate and the consolidated tax provision rate is summarized as follows:

YEAR ENDED DECEMBER 31                                       1999         1998
-------------------------------------------------------      ----         ----
Statutory Tax Rate ...................................       35.0%        35.0%
Other ................................................         .2           .5
-------------------------------------------------------      ----         ----
EFFECTIVE TAX RATE ...................................       35.2%        35.5%
=======================================================      ====         ====

Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus." Generally, this policyholders' surplus account will become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or if certain cash distributions are deemed to be paid out of the account. At December 31, 1999, ReliaStar Life and its life insurance subsidiaries have accumulated approximately $51.0 million in their separate policyholders' surplus accounts. Deferred taxes have not been provided on this temporary difference.

There have been no deferred taxes recorded for the unremitted equity in subsidiaries as the earnings are considered to be permanently invested or will be remitted only when tax effective to do so.

The Internal Revenue Service has completed its review of the Company's tax return for all years through 1995.

Cash paid for federal income taxes was $52.2 million and $123.3 million for the years ended December 31, 1999 and 1998, respectively.


NOTE 5. EMPLOYEE BENEFIT PLANS

SUCCESS SHARING PLAN AND ESOP
The Success Sharing Plan and ESOP (Success Sharing Plan) was designed to increase employee ownership and reward employees when certain ReliaStar performance objectives are met. Essentially all employees are eligible to participate in the Success Sharing Plan. The Success Sharing Plan has both qualified and nonqualified components. The nonqualified component is equal to 25% of the annual award and is paid in cash to employees. The qualified component is equal to 75% of the annual award which is contributed to the ESOP portion of the Success Sharing Plan.

In addition, the Success Sharing Plan has a 401(k) feature whereby participants may elect to contribute a percentage of their eligible earnings to the plan. Beginning in 1999, the Company matched participants' 401(k) contributions up to 6% of eligible earnings.

Costs charged to expense for the Success Sharing Plan were $7.2 million and $6.6 million for the years ended December 31, 1999 and 1998, respectively.


PENSION AND OTHER POSTRETIREMENT BENEFITS
The Company has funded and unfunded noncontributory defined benefit retirement plans which provide benefits to employees upon retirement (Pension Plans). Effective December 31, 1998, the Company's qualified defined benefit retirement plan was amended to suspend the accrual of additional benefits for future services. Eligible employees retain all of their accrued benefits as of December 31, 1998, which will be paid monthly at retirement according to the provisions of the plan. Employees meeting certain age and service requirements will receive certain transition benefits until retirement. A curtailment gain was recorded in 1998 to reflect the impact of this plan amendment and the impact of employee reductions resulting from the transfer of certain accident and health administrative operations to a third party.

The Company provides certain health care and life insurance benefits to retired employees and their eligible dependents (Other Plans). The postretirement health care plan is contributory, with retiree contribution levels adjusted annually; the life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

Net periodic expense or benefit for ReliaStar and its subsidiaries for pension and other plans included the following components:

YEAR ENDED DECEMBER 31 (IN MILLIONS)                         1999          1998
-------------------------------------------------------   -------       -------
PENSION PLANS
Service Cost .........................................    $    .3       $   3.2
Interest Cost ........................................       16.6          16.7
Expected Return on Plan Assets .......................      (22.0)        (20.9)
Amortization of Prior Service Cost ...................         .3            .8
Amortization of Transition Asset .....................         --           (.1)
Curtailment Gain .....................................         --         ( 3.7)
Settlement Loss ......................................         .3            --
Actuarial Loss .......................................        1.5           1.6
-------------------------------------------------------   -------       -------
NET BENEFIT ..........................................    $  (3.0)      $  (2.4)
=======================================================   =======       =======

YEAR ENDED DECEMBER 31 (IN MILLIONS)                            1999        1998
-----------------------------------------------------------   ------      ------
OTHER PLANS
Service Cost .............................................    $   .6      $   .5
Interest Cost ............................................        .9          .7
Amortization of Prior Service Cost .......................      (1.4)       (1.5)
Curtailment Gain .........................................        --        (1.7)
Actuarial Gain ...........................................        --         (.1)
-----------------------------------------------------------   ------      ------
NET EXPENSE (BENEFIT) ....................................    $   .1      $ (2.1)
===========================================================   ======      ======

The funded status of the plans and net amounts recognized in ReliaStar's Consolidated Balance Sheets were as follows:


                                                            Pension Plans               Other Plans
                                                      -----------------------      --------------------
(IN MILLIONS)                                              1999          1998         1999         1998
----------------------------------------------------   --------      --------      -------      -------
Benefit Obligations at Beginning of Year ..........    $  238.7      $  237.1      $  10.8      $  10.9
Service Cost ......................................          .3           3.2           .6           .5
Interest Cost .....................................        16.6          16.7           .9           .7
Actuarial (Gain) Loss .............................        (6.6)         14.9          1.8          (.2)
Benefits Paid .....................................       (15.1)        (15.4)         (.8)         (.4)
Plan Amendments ...................................          .1           2.0           --           --
Transfers .........................................          .7            --           --           --
Termination Cost ..................................          --           1.0           --           --
Settlement ........................................        (2.2)           --           --           --
Curtailment .......................................          --         (20.8)          --          (.7)
----------------------------------------------------   --------      --------      -------      -------
 Benefit Obligations at End of Year ...............       232.5         238.7         13.3         10.8
----------------------------------------------------   --------      --------      -------      -------
Fair Value of Plan Assets
 at Beginning of Year .............................       251.7         229.1           --           --
Actual Return on Plan Assets ......................       109.8          36.6           --           --
Employer Contributions ............................         3.4           1.4           .8           .4
Participant Contributions .........................          --            --           .5           .5
Settlement ........................................        (2.2)           --           --           --
Benefits Paid .....................................       (15.1)        (15.4)        (1.3)         (.9)
----------------------------------------------------   --------      --------      -------      -------
 Fair Value of Plan Assets at End of Year .........       347.6         251.7           --           --
----------------------------------------------------   --------      --------      -------      -------
Funded Status .....................................       115.1          13.0        (13.3)       (10.8)
Unrecognized Net Gain .............................       (98.2)         (2.2)          --         (1.8)
Unrecognized Prior Service Cost ...................         3.3           3.6         (3.3)        (4.7)
----------------------------------------------------   --------      --------      -------      -------
NET ASSET (LIABILITY) RECOGNIZED                       $   20.2      $   14.4      $ (16.6)     $ (17.3)
====================================================   ========      ========      =======      =======


The components of the amounts recognized in ReliaStar's Consolidated Balance Sheets were as follows:

                                          Pension Plans                Other Plans
                                      ---------------------       ---------------------
DECEMBER 31 (IN MILLIONS)                 1999         1998          1999          1998
------------------------------------   -------      -------       -------       -------
Prepaid Benefit Cost ..............    $  33.8      $  28.2            --            --
Accrued Benefit Liability .........      (20.1)       (19.1)      $ (16.6)      $ (17.3)
Intangible Asset ..................        6.5          5.3            --            --
------------------------------------   -------      -------       -------       -------
NET ASSET (LIABILITY) RECOGNIZED       $  20.2      $  14.4       $ (16.6)      $ (17.3)
====================================   =======      =======       =======       =======

The aggregate projected benefit obligation and aggregate accumulated benefit obligation for the unfunded pension plans were $20.1 million and $20.1 million, respectively, as of December 31, 1999; and $19.4 million and $19.1 million, respectively, as of December 31, 1998. As of December 31, 1999 and 1998, pension plan assets included 1,232,982 shares of ReliaStar common stock with a fair value of $48.3 million and $56.9 million, respectively. The benefit obligations for the pension and other postretirement plans were determined using assumed discount rates of 7.5% and 7.0% as of January 1, 2000 and 1999, respectively. A weighted-average long-term rate of compensation increase of 4.5% was used for the pension benefit obligation. The assumed long-term rate of return on pension plan assets was 10.5% in 1999 and 1998. The assumed health care cost trend rate for 2000 and thereafter used in measuring the postretirement health care benefit obligation was 5.0%. The assumed health care cost trend rate has an effect on the amounts reported. For example, a one-percentage-point increase in the rate would increase the 1999 total service and interest cost by $.1 million and the post retirement health care benefit obligation by $.5 million. A one-percentage-point decrease in the rate would decrease the 1999 total service and interest cost by $.1 million and the post retirement health care benefit obligation by $.5 million.

The above amounts are for ReliaStar and its subsidiaries as the Company's portion is not determinable.

STOCK INCENTIVE PLAN
Officers and key employees of the Company participate in the stock incentive plans of ReliaStar. ReliaStar applies Accounting Principles Board Opinion No. 25 and related interpretations in accounting for its plans. Accordingly, the Company has recorded no compensation expense for its stock-based compensation plans other than for restricted stock and performance-based awards. Had compensation cost for ReliaStar's stock option plans been determined based upon the fair value at the grant date for awards under these plans, consistent with the optional accounting methodology prescribed under SFAS No. 123, ReliaStar's net income would have been reduced by approximately $11.1 million and $8.1 million for the years ended December 31, 1999 and 1998, respectively. The weighted average fair value per option granted during 1999 and 1998 was $10.54 and $11.74, respectively, on the date of grant using the Black-Scholes option-pricing model with the following assumptions: annual dividend yield ranging from 1.6% to 1.8%, volatility factors ranging from .1881 to .2693, risk-free interest rates ranging from 5.2% to 6.2% and an expected life of 5.0 to 5.8 years.


NOTE 6. UNPAID ACCIDENT AND HEALTH CLAIMS

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

(IN MILLIONS)                                                1999          1998
------------------------------------------------------   --------      --------
Balance at January 1 ................................    $  480.3      $  387.0
Less Reinsurance Recoverables .......................       180.9         120.2
------------------------------------------------------   --------      --------
Net Balance at January 1 ............................       299.4         266.8
Incurred Related to:
 Current Year .......................................       286.0         204.4
 Prior Years ........................................        20.8           8.2
------------------------------------------------------   --------      --------
Total Incurred ......................................       306.8         212.6
Paid Related to:
 Current Year .......................................       113.2          84.2
 Prior Years ........................................       130.9          95.8
------------------------------------------------------   --------      --------
Total Paid ..........................................       244.1         180.0
Net Balance at December 31 ..........................       362.1         299.4
Plus Reinsurance Recoverables .......................       293.4         180.9
------------------------------------------------------   --------      --------
BALANCE AT DECEMBER 31 ..............................    $  655.5      $  480.3
======================================================   ========      ========

The liability for unpaid accident and health claims and claim adjustment expenses is included in Future Policy and Contract Benefits on the Consolidated Balance Sheets.


NOTE 7. SHAREHOLDER'S EQUITY

SHARE DATA
The authorized capital stock of the Company consists of 25,000,000 common shares and 5,000,000 preferred shares, all with a par value of $1.25 per share. 2,000,000 common shares are issued and outstanding as of December 31, 1999 and 1998.

DIVIDEND RESTRICTIONS
ReliaStar Life's ability to pay cash dividends to ReliaStar is restricted by law or subject to approval of the insurance regulatory authorities of Minnesota. These authorities recognize only statutory accounting practices for determining the ability of an insurer to pay dividends to its shareholders.

Under Minnesota insurance law regulating the payment of dividends by ReliaStar Life, any such payment must be an amount deemed prudent by ReliaStar Life's Board of Directors and, unless otherwise approved by the Commissioner of the Minnesota Department of Commerce (the Commissioner), must be paid solely from the adjusted earned surplus of ReliaStar Life. Adjusted earned surplus means the earned surplus as determined in accordance with statutory accounting practices (unassigned funds) less 25% of the amount of such earned surplus which is attributable to unrealized capital gains. Further, without approval of the Commissioner, ReliaStar Life may not pay in any calendar year any dividend which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (i) 10% of ReliaStar Life's statutory surplus at the prior year-end or (ii) 100% of ReliaStar Life's statutory net gain from operations (not including realized capital gains) for the prior calendar year. For 2000, the amount of dividends which can be paid by ReliaStar Life without Commissioner approval is $208.4 million.

STATUTORY SURPLUS AND NET INCOME
Net income of ReliaStar Life and its subsidiaries, as determined in accordance with statutory accounting practices, was $191.9 million and $153.3 million for 1999 and 1998, respectively. ReliaStar Life's statutory capital and surplus was $1,153.7 million and $1,063.4 million at December 31, 1999 and 1998, respectively.


NOTE 8. REINSURANCE

The Company is a member of reinsurance associations established for the purpose of ceding the excess of life insurance over retention limits. The Reinsurance Division of ReliaStar Life assumes and cedes reinsurance on certain life and health risks as its primary business.

Reinsurance contracts do no relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The amount of the allowance for uncollectible reinsurance receivables was immaterial at December 31, 1999 and 1998. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

ReliaStar Life's retention limit is $1,000,000 per insurable life for individual coverage, with lower retention limits at ReliaStar Life's subsidiaries. For group coverage and reinsurance assumed, the retention is $500,000 per life with per occurrence limitations, subject to certain maximums.

As of December 31, 1999, $47.9 billion of life insurance in force was ceded to other companies. The Company had assumed $55.7 billion of life insurance in force as of December 31, 1999. Included in these amounts are $50.9 billion of reinsurance assumed pertaining to Federal Employees' Group Life Insurance and Servicemans' Group Life Insurance. Also included in the above amounts are $4.8 billion of reinsurance assumed and $.9 billion of reinsurance ceded by the Reinsurance Division of ReliaStar Life.

Premium amounts received for prospective reinsurance that meet conditions for reinsurance accounting are recorded as unearned premium revenue and amortized into earned premium ratably over the remaining reinsurance contract period.

The effect of reinsurance on premiums and recoveries was as follows:

YEAR ENDED DECEMBER 31 (IN MILLIONS)                         1999          1998
------------------------------------------------------  ---------     ---------
Direct Premiums .....................................   $   838.0     $   780.0
Reinsurance Assumed .................................       744.1         498.8
Reinsurance Ceded ...................................      (395.5)       (270.9)
------------------------------------------------------  ---------     ---------
NET PREMIUMS ........................................   $ 1,186.6     $ 1,007.9
======================================================  =========     =========
REINSURANCE RECOVERIES ..............................   $   355.2     $   218.7
======================================================  =========     =========


NOTE 9. RELATED PARTY TRANSACTIONS

The Company and ReliaStar have entered into agreements whereby ReliaStar and the Company provide certain management, administrative, legal, and other services for each other. The net amounts billed resulted in the Company making payments of $33.3 million and $30.7 million to ReliaStar in 1999 and

1998, respectively. The net costs allocated to the Company under these agreements may not be indicative of costs the Company might incur if these services were not provided by ReliaStar. During 1999 and 1998, the Company paid cash dividends of $82.0 million and $88.0 million, respectively, to ReliaStar.


NOTE 10. DISCONTINUED OPERATIONS AND OTHER

In December 1998, the Company completed the sale of its mortgage banking subsidiary, ReliaStar Mortgage Corporation (RMC), for approximately $19 million in cash. The results of RMC are presented as discontinued operations in the Consolidated Statements of Income.

Revenues, income from operations and loss on disposal related to the former mortgage banking subsidiary were as follows:

YEAR ENDED DECEMBER 31 (IN MILLIONS)                             1999      1998
------------------------------------------------------------   ------   -------
Revenues ...................................................       --   $  18.9
Income from Operations .....................................       --        .1
Loss on Disposal(1) ........................................       --      (7.3)
=============================================================  ======    =======

(1) Includes a $2.8 million pretax loss from operations during the phase-out period and is net of a tax benefit of $4.3 million.

During 1998, the Company approved a plan to consolidate its five individual life insurance and annuity service center operations into one new center. This consolidation is expected to be substantially complete by the end of the year 2000 and affects approximately 700 positions at five separate service center operations. Estimated costs of $24.8 million (pre-tax) were recorded primarily for employee-related termination and non-cancelable lease contracts costs associated with vacated facilities. The remaining liability as of December 31, 1999, was $22.4 million and reflects payments of $2.4 million made during 1999. The 1999 transition of annuity operations to the new center was completed as originally scheduled.


NOTE 11. COMMITMENTS AND CONTINGENCIES

LITIGATION
The Company is a defendant in a number of lawsuits arising out of the normal course of its business. Some of the claims seek to be granted class action status and many of the claims seek both compensatory and punitive damages. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse impact to the financial position of the Company. It should be noted, however, that a number of financial services companies have been subjected to significant awards in connection with punitive damages claims and the Company can make no assurances that it will not be subjected to such an award.

The Company is a defendant in litigation in New York State court regarding an alleged reinsurance contract. The plaintiff alleges damages in excess of $100 million. The Company believes that no contract exists and the suit is without merit.

JOINT GROUP LIFE AND ANNUITY CONTRACTS
ReliaStar Life has issued certain participating group annuity and group life insurance contracts jointly with another insurance company. ReliaStar Life has entered into an arrangement with this insurer whereby ReliaStar Life will gradually transfer its liabilities (approximately $144 million at December 31, 1999) to the other insurer over a ten-year period which commenced in 1993. The terms of the arrangement specify the interest rate on the liabilities and provide for a transfer of assets and liabilities scheduled in a manner consistent with the expected cash flows of the assets allocated to support the liabilities. A contingent liability exists with respect to the joint obligor's portion of the contractual liabilities attributable to contributions received prior to July 1, 1993 (approximately $653 million at December 31, 1999) in the event the joint obligor is unable to meet its obligations.

FINANCIAL INSTRUMENTS
The Company is a party to financial instruments with on and off-balance-sheet risk in the normal course of business to reduce its exposure to fluctuations in interest rates and equity prices. These financial instruments include commitments to extend credit, financial guarantees, futures contracts, interest rate swaps, interest rate caps and equity indexed call options. Those instruments involve, to varying degrees, elements of credit, interest rate, equity price, or liquidity risk in excess of the amount recognized in the Consolidated Balance Sheets.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and financial guarantees written is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For interest rate swap and interest rate cap transactions, the contract or notional amounts do not represent exposure to credit loss. For swaps, caps and equity indexed call options, the Company's exposure to credit loss is limited to those financial instruments where the Company has an unrealized gain.

Unless otherwise noted, the Company does not require collateral or other security to support financial instruments with credit risk.

DECEMBER 31 (IN MILLIONS)                                    1999          1998
-------------------------------------------------------   -------      --------
CONTRACT OR NOTIONAL AMOUNT
Financial Instruments Whose Contract
 Amounts Represent Credit Risk
 Commitments to Extend Credit ........................    $  42.6      $  101.0
 Financial Guarantees ................................       28.5          28.8
Financial Instruments Whose Notional
 or Contract Amounts Exceed the Amount
 of Credit Risk
 Interest Rate Swap Agreements .......................      790.5         897.5
 Interest Rate Cap Agreements ........................      510.0         510.0
 Equity Indexed Call Options .........................       55.6          28.7
-------------------------------------------------------   -------      --------

COMMITMENTS TO EXTEND CREDIT -- Commitments to extend credit are legally binding agreements to lend to a customer. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. They generally may be terminated by the Company in the event of deterioration in the financial condition of the borrower. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis.

FINANCIAL GUARANTEES -- Financial guarantees are conditional commitments issued by the Company guaranteeing the performance of the borrower to a third party. Those guarantees are primarily issued to support public and private commercial mortgage borrowing arrangements. The credit risk involved is essentially the same as that involved in issuing commercial mortgage loans.

ReliaStar Life is a partner in six real estate joint ventures where it has guaranteed the repayment of loans of the partnership. As of December 31, 1999, ReliaStar Life had guaranteed repayment of $28.5 million of such loans including the portion allocable to the PFA. If any payment were made under these guarantees, ReliaStar Life would be allowed to make a claim for repayment from the joint venture, foreclose on the assets of the joint venture, including its real estate investment and, in certain instances, make a claim against the joint venture's general partner.

For certain of these partnerships, ReliaStar Life has made capital contributions from time to time to provide the partnerships with sufficient cash to meet its obligations, including operating expenses, tenant improvements and debt service. Capital contributions during 1999 and 1998 were insignificant. Further capital contributions may be required in future periods for certain of the joint ventures. The Company cannot predict the amount of such future contributions.

INTEREST RATE SWAP AGREEMENTS -- The Company enters into interest rate swap agreements to manage interest rate exposure. The primary reason for the interest rate swap agreements is to extend the duration of adjustable rate investments. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Changes in market interest rates impact income from adjustable rate investments and have an opposite (and approximately offsetting) effect on the reported income from the swap portfolio. The risks under interest rate swap agreements are generally similar to those of futures contracts. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk. The amount subject to credit risk is approximately equal to the unrealized gain on the agreements. At December 31, 1999, there was no unrealized gain on the agreements.

INTEREST RATE CAP AGREEMENTS -- The Company has entered into interest rate cap agreements as a hedge against the effects of rising interest rates on the invested assets supporting a portfolio of single premium deferred annuity contracts. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk. The amount subject to credit risk is approximately equal to the unrealized gain on the agreements which was approximately $.1 million at December 31, 1999.

EQUITY INDEXED CALL OPTIONS -- The Company holds certain call options indexed to the performance of the S&P 500 Index as part of its asset/liability management strategy for its equity indexed annuity products. The Company held 50 call options with a notional amount of $55.6 million and an estimated fair value of $19.6 million as of December 31, 1999.

FUTURES CONTRACTS -- Futures contracts are contracts for delayed delivery of securities or money market instruments in which the seller agrees to make delivery at a specified future date of a specified instrument, at a specified price or yield. These contracts are entered into to manage interest rate risk as part of the Company's asset and liability management. Risks arise from the movements in securities values and interest rates.

During 1997, the Company closed out of all of its futures contracts and immediately entered into zero coupon interest rate swaps. The Company has not entered into any new future contracts since 1997. As of December 31, 1999, the remaining deferred gain on the closed futures contracts was approximately $17 million, which is being amortized into income over the life of the liabilities whose cash flows they supported.

LEASES
The Company has operating leases for office space and certain computer processing and other equipment. Rental expense for these items was $18.2 million and $15.3 million for 1999 and 1998, respectively.

Future minimum aggregate rental commitments at December 31, 1999 for operating leases were as follows:

(IN MILLIONS)
--------------------------------------------------------------------------------
2000 - $ 12.0                                                     2003 - $  7.5
2001 - $ 11.3                                                     2004 - $  7.5
2002 - $  8.8                                      2005 and thereafter - $ 27.1
--------------------------------------------------------------------------------


NOTE 12. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made in accordance with the requirements of SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." SFAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to Management as of December 31, 1999 and 1998, respectively. Although Management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since those dates; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

FIXED MATURITY SECURITIES -- The estimated fair value disclosures for fixed maturity securities satisfy the fair value disclosure requirements of SFAS No. 107 (see Note 2).

EQUITY SECURITIES -- Fair value equals carrying value as these securities are carried at quoted market value.

MORTGAGE LOANS ON REAL ESTATE -- The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS -- The carrying amounts for these assets approximate the assets' fair values.

OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS -- The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

INVESTMENT CONTRACT LIABILITIES -- The fair value for deferred annuities was estimated to be the amount payable on demand at the reporting date, as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

The fair value for GICs was estimated using discounted cash flow analyses. The discount rate used was based upon current industry offering rates on GICs of similar durations.

The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon treasury rates plus a pricing margin.

The carrying amounts reported for other investment contracts, which includes participating pension contracts and retirement plan deposits, approximate those liabilities' fair value.

CLAIM AND OTHER DEPOSIT FUNDS -- The carrying amounts for claim and other deposit funds approximate the liabilities' fair value.

NOTES AND MORTGAGES PAYABLE -- For debt obligations, discounted cash flow analyses were used. The discount rate was based upon the Company's estimated current incremental borrowing rates.

OTHER FINANCIAL INSTRUMENTS REPORTED AS LIABILITIES -- The carrying amounts for other financial instruments (primarily normal payables of a short-term nature) approximate those liabilities' fair values.

FINANCIAL GUARANTEES -- The fair values for financial guarantees were estimated using discounted cash flow analyses based upon the expected future net amounts to be expended. The estimated net amounts to be expended were determined based on projected cash flows and a valuation of the underlying collateral.

The carrying amounts and estimated fair values of the Company's financial instruments were as follows:

                                                          1999                              1998
                                             -------------------------------   -------------------------------
                                                Carrying           Fair           Carrying           Fair
DECEMBER 31 (IN MILLIONS)                        Amount            Value           Amount            Value
------------------------------------------   --------------   --------------   --------------   --------------
FINANCIAL INSTRUMENTS RECORDED AS ASSETS
 Fixed Maturity Securities ...............    $  11,009.3      $  11,009.3      $  11,609.9      $  11,609.9
 Equity Securities .......................           42.7             42.7             49.1             49.1
 Mortgage Loans on Real Estate ...........
   Commercial ............................        1,868.5          1,854.7          1,726.8          1,841.8
   Residential and Other .................          441.2            439.7            428.0            436.7
 Policy Loans ............................          739.9            739.9            702.3            702.3
 Cash and Short-Term Investments .........          169.2            169.2            113.5            113.5
 Other Financial Instruments Recorded
  as Assets ..............................          493.7            493.7            460.4            460.4

FINANCIAL INSTRUMENTS RECORDED
 AS LIABILITIES
 Investment Contracts
   Deferred Annuities ....................       (7,849.0)        (7,460.8)        (7,784.5)        (7,366.3)
   GICs ..................................          (79.1)           (96.8)           (70.3)           (98.2)
   Supplementary Contracts and Immediate
    Annuities ............................         (395.9)          (394.3)          (414.8)          (416.5)
   Other Investment Contracts ............         (311.6)          (311.6)          (396.4)          (396.4)
 Claim and Other Deposit Funds ...........         (127.1)          (127.1)          (154.4)          (154.4)
 Notes and Mortgages Payable .............           (8.0)            (8.4)            (7.6)            (8.1)
 Other Financial Instruments Recorded
  as Liabilities .........................         (407.7)          (407.7)          (411.8)          (411.8)

OFF-BALANCE SHEET FINANCIAL INSTRUMENTS
 Financial Guarantees ....................             --             (2.1)              --             (2.1)
-------------------------------------------   -----------      -----------      -----------      -----------

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                                   APPENDIX A

                                THE FIXED ACCOUNT

     The Fixed Account consists of all of our assets other than those in our separate accounts. We have complete ownership and control of all of the assets of the Fixed Account.

     Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account has not been registered under these acts. Neither the Fixed Account nor any interest in it is subject to the provisions of these acts and as a result the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. However, disclosures relating to the Fixed Account are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     We guarantee both principal and interest on amounts credited to the Fixed Account. We credit interest at an effective annual rate of at least 4%, independent of the investment experience of the Fixed Account. From time to time, we may guarantee interest at a rate higher than 4%.

     ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 4% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR A GIVEN YEAR.

     We do not use a specific formula for determining excess interest credits. However, we consider the following:

     *    General economic trends,

     *    Rates of return currently available on our investments,

     * Rates of return anticipated in our investments, regulatory and tax factors, and

     *    Competitive factors.

     We are not aware of any statutory limitations to the maximum amount of interest we may credit and our Board of Directors has not set any limitations.

     The Fixed Accumulation Value of the Policy is the sum of the Net Premiums credited to the Fixed Account. It is increased by transfers and Loan Amounts from the Variable Account, and interest credits. It is decreased by Monthly Deductions and partial withdrawals taken from the Fixed Account and transfers to the Variable Account. The Fixed Accumulation Value will be calculated at least monthly on the monthly anniversary date.

     You may transfer all or part of your Fixed Accumulation Value to the Sub-Accounts of the Variable Account, subject to the following transfer limitations:

     * The request to transfer must be postmarked no more than 30 days before the Policy Anniversary and no later than 30 days after the Policy Anniversary. Only one transfer is allowed during this period.

     * The Fixed Accumulation Value after the transfer must be at least equal to the Loan Amount.

     * No more than 50% of the Fixed Accumulation Value (minus any Loan Amount) may be transferred unless the balance, after the transfer, would be less than $1,000. If the balance would be less than $1,000, the full Fixed Accumulation Value (minus any Loan Amount) may be transferred.

     *    You must transfer at least:

          --   $500, or

          -- the total Fixed Accumulation Value (minus any Loan Amount) if less than $500.

     We make the Monthly Deduction from your Fixed Accumulation Value in proportion to the total Accumulation Value of the Policy.

     The Surrender Charge described in the Prospectus applies to the total Accumulation Value, which includes the Fixed Accumulation Value. If the Owner surrenders the Policy for its Cash Surrender Value, the Fixed Accumulation Value will be reduced by any applicable Surrender Charge, any Loan Amount and unpaid Monthly Deductions applicable to the Fixed Account.

                                   APPENDIX B

                        CALCULATION OF ACCUMULATION VALUE

     The Accumulation Value of the Policy is equal to the sum of the Variable Accumulation Value plus the Fixed Accumulation Value.

VARIABLE ACCUMULATION VALUE

     The Variable Accumulation Value is the total of your values in each Sub-Account. The value for each Sub-Account is equal to:

1 multiplied by 2, where:

1
Is your current number of Accumulation Units (described below).

2
Is the current Unit Value (described below).

     The Variable Accumulation Value will vary from Valuation Date to Valuation Date (described below) reflecting changes in 1 and 2 above.

     ACCUMULATION UNITS. When transactions are made which affect the Variable Accumulation Value, dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is found by dividing the dollar amount of the transaction by the current Unit Value.

     The number of Accumulation Units for a Sub-Account increases when:

     *    Net Premiums are credited to that Sub-Account; or

     * Transfers from the Fixed Account or other Sub-Accounts are credited to that Sub-Account.

     The number of Accumulation Units for a Sub-Account decreases when:

     *    You take out a Policy loan from that Sub-Account;

     *    You take a partial withdrawal from that Sub-Account;

     *    We take a portion of the Monthly Deduction from that Sub-Account; or

     * Transfers are made from that Sub-Account to the Fixed Account or other Sub-Accounts.

     UNIT VALUE. The Unit Value for a Sub-Account on any Valuation Date is equal to the previous Unit Value times the Net Investment Factor for that Sub-Account (described below) for the Valuation Period (described below) ending on that Valuation Date. The Unit Value was initially set at $10 when the Sub-Account first purchased Fund shares.

     NET INVESTMENT FACTOR. The Net Investment Factor is a number that reflects charges to the Policy and the investment performance during a Valuation Period of the Fund in which a Sub-Account is invested. If the Net Investment Factor is greater than one, the Unit Value is increased. If the Net Investment Factor is less than one, the Unit Value is decreased. The Net Investment Factor for a Sub-Account is determined by dividing 1 by 2.

(1 \ 2), where:

1
Is the result of:

     * The net asset value per share of the Fund shares in which the Sub-Account invests, determined at the end of the current Valuation Period;

     * Plus the per share amount of any dividend or capital gain distributions made on the Fund shares in which the Sub-Account invests during the current Valuation Period;

     * Plus or minus a per share charge or credit for any taxes reserved which we determine has resulted from the investment operations of the Sub-Account and to be applicable to the Policy.

2
Is the result of:

     * The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period;

     * Plus or minus a per share charge or credit for any taxes reserved for during the last prior Valuation Period which we determine resulted from the investment operations of the Sub-Account and was applicable to the Policy.

     VALUATION DATE; VALUATION PERIOD. A Valuation Date is each day the New York Stock Exchange is open for trading. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of business of a Valuation Date and ending at the close of business on the next Valuation Date.

FIXED ACCUMULATION VALUE

     The Fixed Accumulation Value on the Policy Date is your Net Premium credited to the Fixed Account on that date minus the Monthly Deduction applicable to the Fixed Accumulation Value for the first Policy Month.

     After the Policy Date, the Fixed Accumulation Value is calculated as:

1 + 2 + 3 + 4 - 5 - 6, where:

1
Is the Fixed Accumulation Value on the preceding Monthly Anniversary, plus interest from the Monthly Anniversary to the date of the calculation.

2
Is the total of your Net Premiums credited to the Fixed Account since the preceding Monthly Anniversary, plus interest from the date premiums are credited to the date of the calculation.

3
Is the total of your transfers from the Variable Account to the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of transfer to the date of the calculation.

4
Is the total of your Loan Amounts transferred from the Variable Account since the preceding Monthly Anniversary.

5
Is the total of your transfers to the Variable Account from the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of transfer to the date of the calculation.

6
Is the total of your partial withdrawals from the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of withdrawal to the date of the calculation.

     If the date of the calculation is a Monthly Anniversary, we also reduce the Fixed Accumulation Value by the applicable Monthly Deduction for the Policy Month following the Monthly Anniversary.

     The minimum interest rate applied in the calculation of the Fixed Accumulation Value is an effective annual rate of 4%. Interest in excess of the minimum rate may be applied in the calculation of your Fixed Accumulation Value in a manner which our Board of Directors determines.

                                   APPENDIX C

                   MAXIMUM CONTINGENT DEFERRED SALES CHARGES
                            PER $1,000 OF FACE AMOUNT

                               CHARGE PER $1,000                                  CHARGE PER $1,000 OF FACE
                                    OF FACE                                          AMOUNT (INITIAL FACE
                              AMOUNT (INITIAL FACE                                        AMOUNT OR
                              AMOUNT OR AMOUNT OF                                    AMOUNT OF REQUESTED
  INSURED'S AGE AT POLICY     INCREASE) REQUESTED       INSURED'S AGE AT POLICY           INCREASE)
 DATE OR EFFECTIVE DATE OF   -----------------------   DATE OR EFFECTIVE DATE OF  -------------------------
  INCREASE, AS APPROPRIATE      MALE        FEMALE     INCREASE, AS APPROPRIATE       MALE         FEMALE
---------------------------  ----------   ----------  --------------------------  -----------   -----------
              0               $  1.00      $  1.00                41               $  19.60      $  16.10
              1                  1.10         1.00                42                  20.40         17.20
              2                  1.20         1.00                43                  21.30         18.00
              3                  1.30         1.00                44                  22.10         18.90
              4                  1.40         1.00                45                  23.00         19.50
              5                  1.50         1.00                46                  23.90         20.60
              6                  1.60         1.00                47                  24.90         21.70
              7                  1.80         1.00                48                  25.90         22.50
              8                  2.00         1.00                49                  27.00         23.30
              9                  2.20         1.20                50                  28.20         24.20
             10                  2.50         1.40                51                  29.40         25.20
             11                  2.80         1.60                52                  30.70         26.20
             12                  3.00         1.80                53                  32.10         27.20
             13                  3.20         2.00                54                  33.50         28.00
             14                  3.50         2.20                55                  35.00         29.50
             15                  3.80         2.40                56                  36.70         30.70
             16                  4.00         2.60                57                  38.40         32.00
             17                  4.20         2.80                58                  40.20         33.40
             18                  4.50         3.00                59                  42.20         34.80
             19                  4.80         3.20                60                  44.30         36.40
             20                  5.00         3.50                61                  45.60         38.10
             21                  5.30         3.90                62                  45.40         40.00
             22                  5.90         4.20                63                  45.30         41.90
             23                  6.30         4.50                64                  44.90         43.90
             24                  6.90         5.00                65                  44.60         45.50
             25                  7.50         5.50                66                  44.30         45.00
             26                  7.80         6.10                67                  43.90         44.60
             27                  8.40         6.70                68                  43.60         44.10
             28                  8.80         7.30                69                  43.30         43.70
             29                  9.40         7.70                70                  43.10         43.30
             30                 10.00         8.00                71                  42.80         42.90
             31                 10.80         8.60                72                  42.60         42.50
             32                 11.50         9.20                73                  42.40         42.10
             33                 12.30         9.80                74                  42.20         41.70
             34                 13.10        10.40                75                  41.90         41.20
             35                 14.00        11.00                76                  41.60         40.80
             36                 14.90        11.60                77                  41.30         40.40
             37                 15.70        12.20                78                  41.00         39.90
             38                 16.80        12.80                79                  40.70         39.50
             39                 17.90        13.90                80                  40.50         39.10
             40                 19.00        15.00

                                   APPENDIX D

             SURRENDER CHARGE GUIDELINE PER $1,000 OF FACE AMOUNT


     The following table provides the Surrender Charge Guideline factors that are used in determining the Sales Charge Refund during the first two Policy Years or the first two years following a requested increase in Face Amount (see section entitled "Sales Charge Refund" in Prospectus). The Surrender Charge Guideline factors are based upon the provisions of Rule 6e-3(T) adopted by the Securities and Exchange Commission.

                               CHARGE PER $1,000                                  CHARGE PER $1,000 OF FACE
                                    OF FACE                                          AMOUNT (INITIAL FACE
                              AMOUNT (INITIAL FACE                                        AMOUNT OR
                              AMOUNT OR AMOUNT OF                                    AMOUNT OF REQUESTED
  INSURED'S AGE AT POLICY     INCREASE) REQUESTED      INSURED'S AGE AT POLICY            INCREASE)
 DATE OR EFFECTIVE DATE OF   -----------------------   DATE OR EFFECTIVE DATE OF  -------------------------
  INCREASE, AS APPROPRIATE      MALE        FEMALE     INCREASE, AS APPROPRIATE       MALE         FEMALE
---------------------------  ----------   ----------  --------------------------  -----------   -----------
              0               $  5.97      $  4.46                41               $  37.23      $  27.91
              1                  6.14         4.58                42                  39.06         29.27
              2                  6.39         4.77                43                  40.97         30.69
              3                  6.67         4.97                44                  42.98         32.19
              4                  6.95         5.18                45                  45.09         33.76
              5                  7.26         5.40                46                  47.30         35.40
              6                  7.58         5.64                47                  49.62         37.14
              7                  7.92         5.89                48                  52.07         38.96
              8                  8.28         6.15                49                  54.64         40.89
              9                  8.66         6.42                50                  57.34         42.91
             10                  9.06         6.71                51                  60.18         45.04
             11                  9.48         7.02                52                  63.16         47.28
             12                  9.92         7.34                53                  66.29         49.64
             13                 10.38         7.67                54                  69.58         52.13
             14                 10.85         8.03                55                  73.03         54.76
             15                 11.34         8.39                56                  76.66         57.53
             16                 11.85         8.77                57                  80.47         60.47
             17                 12.37         9.17                58                  84.48         63.57
             18                 12.91         9.59                59                  88.70         66.87
             19                 13.47        10.03                60                  93.15         70.38
             20                 14.07        10.49                61                  97.82         74.10
             21                 14.69        10.98                62                 102.75         78.05
             22                 15.34        11.48                63                 107.93         82.23
             23                 16.03        12.02                64                 113.38         86.67
             24                 16.76        12.58                65                 119.11         91.37
             25                 17.53        13.17                66                 125.14         96.36
             26                 18.35        13.79                67                 131.50        101.66
             27                 19.21        14.44                68                 138.21        107.32
             28                 20.11        15.12                69                 145.30        113.37
             29                 21.07        15.84                70                 152.79        119.85
             30                 22.08        16.60                71                 160.71        126.78
             31                 23.14        17.39                72                 169.07        134.21
             32                 24.26        18.22                73                 177.88        142.15
             33                 25.43        19.10                74                 187.17        150.62
             34                 26.66        20.03                75                 196.97        159.67
             35                 27.96        21.00                76                 201.77        167.86
             36                 29.32        22.02                77                 212.73        178.12
             37                 30.76        23.09                78                 224.41        189.17
             38                 32.26        24.21                79                 236.91        201.12
             39                 33.84        25.39                80                 250.35        214.09
             40                 35.49        26.62

                          UNDERTAKINGS TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.



                              RULE 484 UNDERTAKING

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



            "REASONABLENESS" REPRESENTATION PURSUANT TO 26(e)(2)(A)
                     OF THE INVESTMENT COMPANY ACT OF 1940

     Depositor represents that the fees and charges deducted under the flexible premium variable life insurance policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements of effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 31st day of March, 2000.


                                        SELECT*LIFE VARIABLE ACCOUNT
                                             (Registrant)

                                        By: RELIASTAR LIFE INSURANCE COMPANY
                                            (Depositor)


                                        By         /S/ JOHN G. TURNER
                                           -------------------------------------
                                                 John G. Turner, Chairman
                                              and Chief Executive Officer


As required by the Securities Act of 1933, Depositor has caused this Post-Effective Amendment No. 10 to Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 31st day of March, 2000.


                                        RELIASTAR LIFE INSURANCE COMPANY
                                            (Depositor)


                                        By         /S/ JOHN G. TURNER
                                           -------------------------------------
                                                 John G. Turner, Chairman
                                              and Chief Executive Officer


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on this 31st day of March, 2000 by the following directors and officers of Depositor in the capacities indicated:


             SIGNATURE                               TITLE
             ---------                               -----

        /S/ JOHN G. TURNER        Chairman and Chief Executive Officer
 -------------------------------
            John G. Turner

        /S/ JAMES R. MILLER       Senior Vice President, Chief Financial Officer
 -------------------------------  and Treasurer
            James R. Miller


*Richard R. Crowl          *Mark S. Jordahl          *James R. Miller
*Michael J. Dubes          *Kenneth U. Kuk           *Robert C. Salipante
*Wayne R. Huneke           *Susan W.A. Mead          *John G. Turner
*Dewette Ingham, Jr.       *William R. Merriam

*A majority of the Board of Directors


Stewart D. Gregg, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of ReliaStar Life Insurance Company pursuant to powers of attorney duly executed by such persons.


                              /S/ STEWART D. GREGG
                       -----------------------------------
                       Stewart D. Gregg, Attorney-In-Fact

                                     PART II

                       CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment No. 10 to the Registration Statement comprises the following papers and documents:

     The Facing Sheet.


     The general form of Prospectus, consisting of 96 pages.


     Undertakings to file reports.* (Filed in Pre-Effective Amendment No. 1)

     Rule 484 Undertaking.

     Representation pursuant to Section 26(e)(2)(A).

     The signatures.

     Written consents of the following persons:


     1.   Stewart D. Gregg, Esquire -- Filed as part of EX-99.2.


     2.   Craig A. Krogstad, FSA, MAAA -- Filed as part of EX-99.C6.

     3.   (Auditor's Consent) -- Filed as part of EX-99.C1.

   The following exhibits:

     1. The following exhibits correspond to those required by Paragraph A of the instructions as to exhibits in Form N-8B-2:

     A. (1) Resolutions of Board of Directors of Northwestern National Life Insurance Company ("NWNL") establishing the Select*Life Variable Account.* (Filed as an Exhibit in S-6EL24 on December 23, 1996, Accession Number 0000897899-96-000017, CIK 0000897899 and
               incorporated herein by reference.)

          (2)  Not applicable.

          (3) (a) General Distributor Agreement between Washington Square Securities, Inc. and ReliaStar Life.* (Filed as part of Select*Life Variable Account S-6EL24 on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899 and incorporated herein by reference.)

          (3) (b) Specimens of Selling Agreements.* (Filed as part of Select*Life Variable Account S-6EL24 on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899 and incorporated herein by reference.)

          (4)  Not applicable.

          (5) (a) Form of Policy available (together with available Policy riders) (Filed in Post-Effective No. 9).

          (5) (b) Accelerated Benefit Rider (Filed in Post-Effective Amendment No. 4)

          (5) (c) Connecticut Modification Rider (Filed in Post-Effective Amendment No. 4)


          (5)  (d)  Policy Illustration


          (6) (a) Amended Articles of Incorporation of ReliaStar Life.* (Filed as part of Select*Life Variable Account S-6EL24 on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899 and
                    incorporated herein by reference.)

          (6) (b) Amended By-Laws of ReliaStar Life.* (Filed as part of Select*Life Variable Account S-6EL24 on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899 and incorporated herein by reference.)

          (7)   Not applicable.

          (8) (a) Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendments Nos. 1-8. (Filed as part of

                    Select*Life Variable Account S-6EL24 on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899 and incorporated herein by reference.)

          (8) (b) Form of Amendment No. 10 to Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Filed in Pre-effective Amendment No. 1, File No. 333-69431 on April 5, 1999 and incorporated herein by reference.)

          (8) (c) Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Amendments Nos. 1-7. (Filed as part of Select*Life Variable Account S-6EL24 on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899 and incorporated herein by reference.)

          (8) (d) Form of Amendment No. 9 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Filed in Pre-effective Amendment No. 1, File 333-69431 on April 5, 1999 and incorporated herein by reference.)

          (8) (e) Form of Service Agreement and Contract between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Distributors Corporation dated January 1, 1997.* (Filed in S-6EL24/A on March 31, 1997, File No. 333-18517, and incorporated herein by reference.)

          (8) (f) Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2.* (Filed in S-6EL24 on December 23, 1996, File No. 333-18517, and incorporated herein by reference.)

          (8) (g) Form of Service Agreement by and between ReliaStar Life Insurance Company and Janus Capital Corporation.* (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference.)

          (8) (h) Form of Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc.* (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference.)

          (8) (i) Form of Service Agreement by and between ReliaStar Life Insurance Company and OpCap Advisors.* (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference.)

          (8) (j) Form of Service Agreement by and between ReliaStar Life Insurance Company and Neuberger Berman Management Incorporated ("NBMI").* (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference.)

          (8) (k) Form of Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.* (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference.) Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisors Management Trust, Advisers Trust and Neuberger Berman Management Inc. (Filed in Pre-effective Amendment No. 1, File No. 333-69431 on April 5, 1999 and incorporated herein and by reference.)

          (8) (l) Form of Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series.* (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference.)


          (8) (m) Form of Participation Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc.,* (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference.)

                    Amended Exhibit to Participation Agreement.

          (8) (n) Form of Participation Agreement by and between ReliaStar Life Insurance Company and OpCap Advisors.* (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference.)


          (8) (o) Form of Participation Agreement by and between ReliaStar Life Insurance Company and A I M Advisors, Inc.

          (8) (p) Form of Administrative Services Agreement by and between ReliaStar Life Insurance Company and A I M Advisors, Inc.


          (9)  Not applicable.

          (10) (a) Policy Application Form. (Filed in Pre-effective Amendment No. 1, File No. 333-69431 on April 5, 1999 and incorporated herein by reference.)

               (b) Supplement to Policy Application Form (Filed in Pre-effective Amendment No. 1, File No. 333-69431 on April 5, 1999 and incorporated herein by reference.)


     2. Opinion and consent of Stewart D. Gregg, Esquire, as to the legality of the Securities being registered. See EX-99.2.


     3.   Not applicable.

     4.   Not applicable.


          EX-99.C1. Independent Auditors' Consent.


          EX-99.C2. Not applicable.

          EX-99.C3. Not applicable.

          EX-99.C4. See EX-99.2.

          EX-99.C5. Not applicable.

          EX-99.C6. Actuarial Opinion and Consent.

          EX-99.D1. Memorandum describing Northwestern National's issuance, transfer and redemption procedures for the Policies and Northwestern National's procedure for conversion to a fixed benefit policy. (Filed in Post-Effective Amendment No. 4)


          EX-24. Powers of Attorney. (Filed on Form N-4 for Select Variable Account File No. 811-3341 on February 17, 2000, and incorporated herein by reference.)

                    Powers of Attorney.

                    Richard R. Crowl
                    Michael J. Dubes
                    Wayne R. Huneke
                    Dewette Ingham, Jr.
                    Mark S. Jordahl
                    Kenneth U. Kuk
                    Susan W. A. Mead
                    William R. Merriam
                    James R. Miller
                    Robert C. Salipante
                    John G. Turner


------------------
* Previously Filed